As Filed with the Securities and Exchange Commission on April 28, 2021

Registration Nos. 333 - 25663

811 - 08187

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-4

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

Post-Effective Amendment No. 30

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 31

AMERICAN FIDELITY SEPARATE ACCOUNT B

(Exact Name of Registrant)

AMERICAN FIDELITY ASSURANCE COMPANY

(Name of Depositor)

9000 CAMERON PARKWAY, OKLAHOMA CITY, OKLAHOMA	73114
(Address of Depositor’s Principal Executive Offices)	(Zip Code)

Depositor’s Telephone Number, Including Area Code 405.523.2000

Christopher T. Kenney Senior Vice President and General Counsel American Fidelity Assurance Company 9000 Cameron Parkway Oklahoma City, Oklahoma 73114	Jennifer Wheeler Vice President and Senior Counsel American Fidelity Assurance Company 9000 Cameron Parkway Oklahoma City, Oklahoma 73114
(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: As soon as practicable after effectiveness of the Registration Statement

It is proposed that this filing will become effective (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b) of Rule 485
☒	on May 1, 2021 pursuant to paragraph (b) of Rule 485
☐	60 days after filing pursuant to paragraph (a) (1) of Rule 485
☐	on May 1, 2021 pursuant to paragraph (a) (1) of Rule 485

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered:	Individual variable annuity contracts

AF Advantage® Variable Annuity from

May 1, 2021

AF Advantage® Variable Annuity

issued by

American Fidelity Separate Account B

and

American Fidelity Assurance Company

PROSPECTUS

May 1, 2021

American Fidelity Separate Account B (“Separate Account B” or the “Registrant”) is offering individual variable annuity contracts. This prospectus describes all of the material features of the individual contracts available under the AF Advantage® Variable Annuity policy.

AF Advantage® Variable Annuity is a fixed and variable deferred annuity policy. You have 11 investment options in the annuity – the Guaranteed Interest Account, a fixed investment option, and 10 variable investment options, each of which corresponds with one of the following eligible portfolios:

American Funds Insurance Series ® Washington Mutual Investors Fund* International Fund BNY Mellon Stock Index Fund, Inc. BNY Mellon Variable Investment Fund Opportunistic Small Cap Portfolio

The BNY Mellon Sustainable U.S. Equity Portfolio, Inc.

Vanguard® Variable Insurance Fund**

Balanced Portfolio

Capital Growth Portfolio

Mid-Cap Index Portfolio

Total Bond Market Index Portfolio

Total Stock Market Index Portfolio

This prospectus contains important information about the AF Advantage® Variable Annuity and Separate Account B that a prospective investor should know before investing. Please keep a copy of this prospectus for future reference.

If you are a new investor in the policy, you may cancel your AF Advantage® Variable Annuity within 30 days of receiving it without paying fees or penalties. In some states, this cancellation period may be longer. Upon cancellation, you will receive either a full refund of the amount you paid with your application or your total policy value, whichever is greater. You should review this prospectus, or consult with your investment professional, for additional information about the specific cancellation terms that apply.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the shareholder reports for the portfolio companies available under your contract may no longer be sent by mail, unless you specifically request paper copies of the reports from us. Instead, the reports may be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Registrant electronically by sending an email request to va.help@americanfidelity.com. You may elect to receive all future reports in paper free of charge. You can inform us that you wish to continue receiving paper copies of your shareholder reports by contacting us, as set forth above. Your election to receive reports in paper will apply to all portfolio companies available under your contract.

The Securities and Exchange Commission has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense. This prospectus may only be used to offer the contract where the contract may be lawfully sold. The contract and certain features described in the contract may only be available in certain states. Additional information about certain investment products, including variable annuities, has been prepared by the Securities and Exchange Commission’s staff and is available at Investor.gov.

*	Prior to May 1, 2021, the fund was called Blue Chip Income and Growth Fund.
**	Vanguard is a trademark of The Vanguard Group, Inc.

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GLOSSARY OF TERMS

Some of the terms used in this prospectus are technical. To help you understand these terms, we have defined them below.

Account value: The value of the policy during the accumulation phase.

Accumulation phase: The period of time between purchasing a policy and receiving annuity payments. Until you begin receiving annuity payments, the annuity is in the accumulation phase.

Accumulation unit: The unit of measurement used to keep track of the value of a participant’s interest in a sub-account during the accumulation phase.

Annuitant: The person on whose life annuity payments are based.

Annuity: A series of installment payments either for a fixed period or for the life of the annuitant, or for the joint lifetime of the annuitant and another person.

Annuity date: The date annuity payments begin.

Annuity options: The pay-out methods available to select during the annuity phase.

Annuity payments: Regular income payments received from the policy during the annuity phase.

Annuity phase: The period of time during which annuity payments are made.

Annuity unit: The unit of measure used to calculate annuity payments during the annuity phase.

Assumed Investment Rate: The assumed rate of return used to determine the first annuity payment for a variable annuity option.

Eligible portfolios: The portfolios that serve as the Separate Account’s underlying investment options. Each sub-account invests its assets into a corresponding portfolio. Each portfolio (sometimes called a fund) has its own investment objective.

General account: Our general account consists of all of our assets other than those assets allocated to the separate accounts.

Guaranteed Interest Account: The fixed investment option within our general account which earns interest.

Investment options: The eligible investment options consist of (1) the Guaranteed Interest Account, which is our fixed investment option, and (2) the sub-accounts, which are variable investment options. We reserve the right to add, remove or combine sub-accounts as eligible investment options.

Policy: The AF Advantage® Variable Annuity.

Policy owner: The person or entity entitled to ownership rights under a policy.

Portfolio companies: The companies offering the portfolios in which the sub-accounts invest.

Purchase payment: Money invested in the policy by or on behalf of a participant and allocated to a participant’s account.

Separate Account: The Separate Account is called American Fidelity Separate Account B, which is a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940.

Sub-account: An investment option of Separate Account B, which invests its assets in shares of a corresponding eligible portfolio.

We, Us, Our: American Fidelity Assurance Company, the insurance company offering the contract or policy.

You, Your: Generally, the policy owner.

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IMPORTANT INFORMATION YOU SHOULD CONSIDER ABOUT THE POLICY

FEES AND EXPENSES				CROSS-REFERENCE(S)
Charges for Early Withdrawals.

If you withdraw money from the Policy within the first eight policy years, you will be assessed a withdrawal charge. The maximum withdrawal charge will never exceed 8% of the total purchase payments.

For example, if you make an early withdrawal on a $100,000 investment, you could pay a withdrawal charge of up to $8,000.

				Fee Table; -Withdrawal Charge; Surrenders and Withdrawals

Transaction Charges.	In addition to withdrawal charges, you may also be charged for transfers between investment options. There is no charge for the first 12 transfers in a policy year during the accumulation phase and no charge for the one transfer allowed each policy year during the annuity phase; thereafter, the fee is $25 or 2% of the amount transferred, whichever is less.			Fee Table; -Transfer Charge

Ongoing Fees and Expenses (annual charges).

The table below describes the fees and expenses that you may pay each year, depending on the options you choose. Please refer to your policy schedule for information about the specific fees you will pay each year based on the options you have elected.

				Fee Table; Charges
	Annual Fee	Minimum	Maximum
	Base Contract (as a percentage of average account value - only one Contract Class offered)	1.51%	1.51%
	Investment options (Portfolio Company fees and expenses as a percentage of net asset value)	0.13%	0.85%

Because your policy is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your policy, the following table shows the lowest and highest cost you could pay each year, based on current charges. The estimate assumes that you do not take withdrawals from the policy, which could add surrender charges that substantially increase costs.

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	Lowest Annual Cost: $1,479	Highest Annual Cost: $2,054

Assumes:

•  Investment of $100,000

•  5% annual appreciation

•  Least expensive combination of Contract Class and Portfolio Company fees and expenses

•  No sales charges

•  No additional purchase payments, transfers or withdrawal

Assumes:

•  Investment of $100,000

•  5% annual appreciation

•  Most expensive combination of Contract Class and Portfolio Company fees and expenses

•  No sales charges

•  No additional purchase payments, transfers or withdrawals

RISKS			CROSS-REFERENCE(S)
Risk of Loss.	You can lose money by investing in the policy.		Principal Risks of Investing in the Policy

Not a Short-Term Investment.	A policy is not a short-term investment and is not appropriate for an investor who needs ready access to cash. It is designed for individuals seeking long-term investments, generally for retirement or other long-term purposes.		Principal Risks of Investing in the Policy

Risks Associated with Investment Options.	An investment in the policy is subject to the risk of poor investment performance and can vary depending on the performance of the investment options available under the policy (e.g., Portfolio Companies), that each investment option (including any fixed account investment option) will have its own risks, and you should review these investment options before making an investment decision.		Principal Risks of Investing in the Policy

Insurance Company Risks.	An investment in the policy is subject to the risks related to American Fidelity Assurance Company, including that any obligations (including under the fixed account investment option), guarantees, or benefits are subject to the claims-paying ability of American Fidelity Assurance Company. More information about American Fidelity Assurance Company, including financial strength ratings, is available by sending an email request to va.help@americanfidelity.com.		Principal Risks of Investing in the Policy

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RESTRICTIONS		CROSS-REFERENCE(S)
Investments.

At your direction, we will make transfers between any of the investment options to which you have allocated money. We reserve the right, at any time and without prior notice, to end, suspend or change the transfer privilege, in which case we will provide written notice of any such action.

Transfers During the Accumulation Phase. If you make more than 12 transfers in a policy year, we will charge a transfer fee, which will be deducted from your account. The fee is $25 per transfer or 2% of the amount transferred, whichever is less.

Transfers During the Annuity Phase. During the annuity phase, you may only make one transfer in each policy year.

We reserve the right to remove or substitute Portfolio Companies as investment options.

-Transfers; -Substitution

Optional Benefits.	N/A.	None

TAXES		CROSS-REFERENCE(S)
Tax Implications.	You should consult with a tax professional to determine the tax implications of an investment in and purchase payments received under the policy, and there is no additional tax benefit to you if the policy is purchased through a tax-qualified plan or individual retirement account (IRA). Withdrawals will be subject to ordinary income tax, and may be subject to tax penalties.	Taxes

CONFLICTS OF INTEREST		CROSS-REFERENCE(S)
Investment Professional Compensation.	The policy is sold exclusively through financial professionals who are representatives of American Fidelity Assurance Company’s affiliated broker dealer, and who are compensated for selling the policy with a base salary and a commission. These investment professionals may have a financial incentive to offer the policy over another investment.	-Underwriter

Exchanges.	Some investment professionals may have a financial incentive to offer you a new policy in place of the one you already own, and you should only exchange your policy if you determine, after comparing other features, fees, and risks of both policies, that it is preferable for you to purchase the new policy rather than continue to own the existing policy.	-Underwriter

OVERVIEW OF THE POLICY

In this summary, we discuss some of the important features of your variable annuity policy. You should read the entire prospectus for more detailed information about your policy and Separate Account B.

In this prospectus, we describe the AF Advantage® Variable Annuity flexible premium variable and fixed deferred annuity policy that we offer. The annuity policy is a contract between you, as the policy owner, and us, American Fidelity Assurance Company, as the insurance company. Through the annuity policy, we are able to provide a means for you to invest, on a tax deferred basis, in one or more of the sub-accounts, which are variable investment options, and the Guaranteed Interest Account, a fixed investment option. Each of the sub-accounts invests in a corresponding eligible portfolio.

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The AF Advantage® Variable Annuity is designed for individuals seeking long-term investments, generally for retirement or other long-term purposes. You should not invest in the AF Advantage® Variable Annuity if you are looking for a short-term investment or if you cannot afford to lose some or all of your investment. Your policy includes a basic death benefit that will pay your designated beneficiaries the policy value at the time of your death.

Like all deferred annuities, the AF Advantage® Variable Annuity has two distinct phases: the accumulation phase and the annuity phase. During the accumulation phase, you invest money in your annuity, at which point your earnings accumulate on a tax deferred basis and are taxed as income only when you make a withdrawal. Similarly, during the annuity phase, your earnings are taxed as income only when you receive an annuity payment or otherwise make a withdrawal. A federal tax penalty may apply if you make withdrawals before you are 59 1⁄2. A qualified plan provides tax-deferral without having to invest in an annuity policy; therefore, there should be other reasons for purchasing the policy pursuant to a qualified plan aside from the tax deferral feature.

The annuity phase begins when you start receiving regular payments under the annuity income options from your policy. If you annuitize, you will receive a stream of income payments, however, you will be unable to make withdrawals and death benefits will terminate. Among other factors, the amount of the payments you may receive during the annuity phase will depend on the amount of money you invest in your policy during the accumulation phase and on the investment performance of the variable investment options you have selected.

When you invest in the policy, you may allocate some or all of your investment to one or more of the sub-accounts listed below, each of which is a variable investment option, or the Guaranteed Interest Account, which is a fixed investment option. Additional information about each of the following portfolio companies is provided in the Appendix (see “APPENDIX: Portfolios Available Under Your Contract”).

American Funds Insurance Series® – Washington Mutual Investors Fund

American Funds Insurance Series® – International Fund

BNY Mellon Stock Index Fund, Inc.

BNY Mellon Variable Investment Fund – Opportunistic Small Cap Portfolio

The BNY Mellon Sustainable U.S. Equity Portfolio, Inc.

Vanguard® Variable Insurance Fund – Balanced Portfolio

Vanguard® Variable Insurance Fund – Capital Growth Portfolio

Vanguard® Variable Insurance Fund – Mid-Cap Index Portfolio

Vanguard® Variable Insurance Fund – Total Bond Market Index Portfolio

Vanguard® Variable Insurance Fund – Total Stock Market Index Portfolio

At your direction, we will allocate your purchase payments to one or more of the sub-accounts listed above and the Guaranteed Interest Account. Our fixed investment option, the Guaranteed Interest Account, offers a guaranteed minimum interest rate. Each of the sub-accounts invests in a corresponding portfolio. The portfolios offer professionally managed investment choices.

The earnings you accumulate as a result of your investments under the policy are not taxed until you make a withdrawal or receive an annuity payment. If you withdraw any money before 59 1⁄2, you may be charged a federal tax penalty on the taxable amounts withdrawn. In most cases, the penalty is 10% of the taxable amounts withdrawn. If the policy is issued pursuant to a qualified plan under special tax qualification rules, the entire payment may be taxable. If the policy is not issued pursuant to a qualified plan, earnings are withdrawn first and are taxed as income.

The minimum partial withdrawal is $250 (there are exceptions for withdrawals allowed under 403(b) and hardship provisions), but a withdrawal must not reduce the value of your policy to less than $100.

If you purchased your policy under a 403(b) tax-deferred annuity qualified plan and if your employer’s plan allows, we may make a loan to you at any time before you begin receiving annuity payments; however, we will not make any loans during your first policy year. The loan will bear interest at an annual interest rate of 5% and will be fully amortized (be repaid by fixed monthly payments applied to principal and interest) over a term not to exceed five years, with fixed payments due monthly (see “Loan”).

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FEE TABLE

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering or making withdrawals from the policy. Please refer to your policy specifications page for information about the specific fees you will pay each year based on the options you have elected.

The first table describes the fees and expenses that you will pay at the time you buy the policy, surrender or make withdrawals from the policy, or transfer policy value between investment options. State premium taxes may also be deducted.

Transaction Expenses
	Policy Year	Withdrawal Charge
Surrender Charge (as a percentage of the amount surrendered)	1	8%
	2	7%
	3	6%
	4	5%
	5	4%
	6	3%
	7	2%
	8	1%
	9+	0%
Exchange Fee*	$25 per transfer or 2% of the amount transferred, whichever is less
Loan Interest Rate	5%

*

There is no charge for the first 12 transfers in a policy year during the accumulation phase and no charge for the one transfer allowed each policy year during the annuity phase; thereafter, the fee is the lesser of $25 or 2% of the amount transferred. (Transfers made through automatic dollar cost averaging and asset rebalancing count toward the free transfers).

The next table describes the fees and expenses that you will pay each year during the time that you own the policy (not including Portfolio Company fees and expenses).

Annual Contract Expenses
	Current Fee		Maximum Fee
Administrative Expenses	$15	*	$36
Base Contract Expenses (as a percentage of average account value)	1.50	%*	1.75%

*

We currently charge lower fees than the maximum allowed under the policy. The current fees and maximum fees we may charge are shown in the Annual Expenses table. Base contract expenses consist of a mortality and expense risk charge of 1.25%, an administrative charge of 0.15%, and a distribution expense charge of 0.10%. We may increase the administrative charge and/or distribution expense charge, but neither will ever be more than 0.25% of the average daily value of your account invested in a portfolio. We may increase the policy maintenance fee, but it will not be more than $36 per policy per year.

The next item shows the minimum and maximum total operating expenses charged by the Portfolio Companies that you may pay periodically during the time that you own the policy. A complete list of Portfolio Companies available under the policy, including their annual expenses, may be found at the back of this document.

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Annual Portfolio Company Expenses	Minimum	Maximum
(expenses that are deducted from portfolio assets, including management fees, distribution and/or service (12b-1) fees, and other expenses).	0.13%	0.85%

Example

This Example is intended to help you compare the cost of investing in the policy with the cost of investing in other variable annuity contracts. These costs include transaction expenses, annual policy expenses, and Annual Portfolio Company Expenses.

The Example assumes that you invest $100,000 in the policy for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the most expensive combination of Annual Portfolio Company Expenses. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

If you surrender your policy at the end of the applicable time period:	1 year	3 years	5 years	10 years
	$10,395	$13,192	$16,679	$26,871

If you do not surrender your policy:	1 year	3 years	5 years	10 years
	$2,395	$7,368	$12,596	$26,871

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PRINCIPAL RISKS OF INVESTING IN THE POLICY

Risk of Loss. You can lose money by investing in the policy.

Not a Short-Term Investment. The policy is not a short-term investment and is not appropriate for you if you need ready access to cash. It is intended for retirement and long-term savings. Withdrawals may be subject to tax penalties or other unfavorable treatment (see “Taxes” below).

Risks Associated with Investment Options. Investment in the policy is subject to the risk of poor investment performance and can vary depending on the performance of investment options available under the policy (e.g., Portfolio Companies). Each investment option (including any fixed account investment option) will have its own unique risks. You should review these investment options before making an investment decision.

Insurance Company Risk. Investment in the policy is subject to the risks related to the Depositor, American Fidelity Assurance Company, including that any obligations (including under the fixed account investment options), guarantees, or benefits are subject to the claims-paying ability of American Fidelity Assurance Company.

GENERAL DESCRIPTION OF THE REGISTRANT, DEPOSITOR AND PORTFOLIO COMPANY

American Fidelity Assurance Company

We are an Oklahoma stock life insurance company organized in 1960. We are licensed to conduct life, annuity and accident and health insurance business in 49 states, the District of Columbia, Guam and American Samoa. Our office is located at 9000 Cameron Parkway, Oklahoma City, Oklahoma 73114.

We have been a wholly owned subsidiary of American Fidelity Corporation since 1974. The stock of American Fidelity Corporation is controlled by a family investment partnership, Cameron Enterprises, A Limited Partnership, an Oklahoma limited partnership. William M. Cameron and Lynda L. Cameron each own 50% of the common stock of Cameron Associates, Inc., the sole general partner of Cameron Enterprises A Limited Partnership, through their respective trusts. The address of both American Fidelity Corporation and Cameron Enterprises A Limited Partnership, is 9000 Cameron Parkway, Oklahoma City, Oklahoma 73114.

Separate Account B

We established Separate Account B under Oklahoma insurance law in 1996 to hold the assets that underlie the AF Advantage® Variable Annuity policies. Separate Account B is registered with the SEC as a unit investment trust under the Investment Company Act of 1940; its inception date is October 27, 1997. The Separate Account is divided into multiple sub-accounts.

We hold Separate Account B’s assets in our name on behalf of Separate Account B, and those assets legally belong to us. Under Oklahoma law, however, those assets cannot be charged with liabilities that arise out of any other business that we conduct. All of the income, gains and losses (realized or unrealized) that result from Separate Account B’s assets are credited to or charged against Separate Account B without regard to our other income, gains and losses. We are obligated to pay all benefits and make all payments under the AF Advantage® Variable Annuity.

Portfolio Companies

When you buy an AF Advantage® Variable Annuity policy, you can allocate the money you invest under the policy to one or more of Separate Account B’s sub-accounts and the Guaranteed Interest Account. Each of the sub-accounts is a variable investment option and corresponds with one of the Portfolio Companies made available as variable investment options. Information about each Portfolio Company, including (i) its name, (ii) its type (e.g., money market fund, bond fund, balanced fund, etc.) or a brief statement concerning its investment objectives, (iii) its investment adviser and any sub-investment adviser, (iv) current expenses, and (v) performance is available in the Appendix to the prospectus (see “Appendix: Portfolio Companies Available Under the Contract”).

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Each Portfolio Company has issued a prospectus that contains more detailed information about the Portfolio Company. which may be amended from time to time and can be found online at https://americanfidelity.com/support/annuities/p-1. You can also request this information at no cost by calling 1.800.662.1113 x8840 or by sending an email request to va.help@americanfidelity.com.

Voting Rights

Although we legally own the portfolios’ shares, we believe that we must get instructions from you and the other policy owners about how to vote the shares when a portfolio company solicits proxies in conjunction with a shareholder vote. When we receive instructions from the policy owners, we will vote all of the shares we own in proportion to the instructions we receive from all policy owners. This type of voting may allow a small number of policy owners to control the outcome of the vote. If we determine that we are no longer required to seek the policy owners’ instructions, we will vote the shares in our own right.

CHARGES

Charges and expenses that exist in connection with the policy will reduce your investment return. You should carefully read this section for information about these expenses.

Insurance Charges

We deduct insurance charges each business day. We include the insurance charge deduction in our calculation of the value of the accumulation and annuity units on a variable basis. The insurance charges include:

•	mortality and expense risk;

•	administrative charge; and

•	distribution expense.

Mortality and Expense Risk Charge. The mortality and expense risk charge is equal, on an annual basis, to 1.25% of the average daily value of the policy invested in a sub-account, after expenses are deducted. This charge also compensates us for all the insurance benefits provided by your policy, including the guarantee of annuity rates, the death benefits, and certain other expenses related to the policy, and for assuming the risk that the current charges will not be sufficient to cover the cost of administering the policy in the future.

Administrative Charge. The administrative charge is equal, on an annual basis, to 0.15% of the average daily value of the policy invested in a sub-account, after expenses are deducted. We may increase this charge, but it will never be more than 0.25% of the average daily value of your account invested in a sub-account. This charge, together with the policy maintenance charge described below, is for all the expenses associated with the policy’s administration. Some examples of these expenses include: preparing the policy, confirmations, annual reports and statements, maintaining policy records, personnel costs, legal and accounting fees, filing fees, and computer and systems costs.

Distribution Expense Charge. The distribution expense charge is equal, on an annual basis, to 0.10% of the average daily value of the policy invested in a sub-account, after expenses are deducted. We may increase this charge, but it will never be more than 0.25% of the average daily value of your account invested in a sub-account. This charge compensates us for the costs associated with distributing the policies.

Withdrawal Charge

Any withdrawals you make may be subject to a withdrawal charge. The withdrawal charge compensates us for expenses associated with selling the policy. During the accumulation phase, you can make withdrawals from your policy in the manner described in “Withdrawals.” During the first policy year, we charge a withdrawal fee for each withdrawal. After the first policy year, you may withdraw up to 10% of the value of your policy one time during each policy year without incurring a withdrawal charge. The free withdrawal cannot be carried forward from one policy year to the next. The withdrawal charge is a percentage of the amount withdrawn in excess of the free withdrawal amount as shown in the Fee Table that appears elsewhere in this prospectus.

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We calculate the withdrawal charge at the time of each withdrawal. The withdrawal charge will never exceed 8% of the total purchase payments. The charge for partial withdrawals will be deducted from the remaining policy value. No withdrawal charge will be applied when a death benefit is paid or we make a payment under any annuity option providing at least seven annual payments or 72 monthly payments.

Note: For tax purposes, withdrawals are considered to have come from the last money you put into the policy. Accordingly, for tax purposes, earnings are considered to come out of your policy first. There are restrictions on when you can withdraw from a qualified plan known as a Section 403(b) tax-deferred annuity or a 401(k) plan. For more information, you should read the “Taxes” section of this prospectus, as well as the related discussion in our Statement of Additional Information.

Transfer Charge

There is no charge for the first 12 transfers in a policy year during the accumulation phase and no charge for the one transfer allowed each policy year during the annuity phase; thereafter, the fee is $25 or 2% of the amount transferred, whichever is less. Systematic transfers occurring as a result of automatic dollar cost averaging or asset rebalancing are taken into account when determining any transfer fees assessed.

Policy Maintenance Fee and Portfolio Expenses

The policy maintenance fee is $15. Although we reserve the right to change the policy maintenance fee, the highest fee permitted is $36 per year. The fee will be deducted pro-rata from the investment options you have chosen. During the accumulation period, the policy maintenance fee will be deducted each year on your policy anniversary date. During the annuity phase, we will deduct the fee pro-rata from your annuity payments. If you make a total withdrawal any time other than on a policy anniversary date, the full policy maintenance fee will be deducted.

There are also deductions from, and expenses paid out of, the assets of the portfolios. The portfolio expenses are described in the prospectuses for the portfolios.

Taxes

If we have to pay state or other governmental entity (e.g., municipalities) premium taxes or similar taxes relating to your policy, we will deduct the amount of the tax from your policy. Some of these taxes are due when the policy is issued; others are due when your annuity payments begin. We pay any premium taxes when they become payable to the states. Premium taxes generally range from 0% to 3.5%, depending on the state.

We will also deduct from the policy any income taxes which we incur as a result of the policy. Currently, we are not making any such deductions.

REVENUE SHARING ARRANGEMENTS

We currently receive additional cash payments in connection with the portfolio companies identified below in exchange for providing certain administrative services. In consideration for these payments, we agree to perform services such as shareholder servicing, sub-administration and record-keeping, as well as various other administrative services. These payments do not constitute payment in any manner for investment advisory services and are not otherwise related to investment advisory or distribution services or expenses. These payments are sometimes referred to as “revenue sharing.” Our sales people do not receive any additional compensation for selling one sub-account over another, and they do not give any special preference to a fund just because that sub-account has a more favorable revenue sharing arrangement with us.

In connection with your sub-account purchase, we are entitled to receive a percentage of the purchased sub-account’s average daily net assets maintained for our policy holders. These percentages differ based upon the terms of our agreements, which may be terminated at any time. We have entered into the following revenue sharing arrangements:

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Company (Portfolio Company)	Revenue Sharing %

The BNY Mellon Corporation (with regard to BNY Mellon Variable Investment Fund – Opportunistic Small Cap Portfolio)	0.10%

The BNY Mellon Corporation (with regard to The BNY Mellon Sustainable U.S. Equity Portfolio, Inc.)	0.15%

THE AF ADVANTAGE® VARIABLE ANNUITY

Owning an AF Advantage® Variable Annuity Policy

As the owner of an AF Advantage® Variable Annuity policy, you have all the rights under the policy; however, you can name a new policy owner. A change of owner will revoke any prior designation of owner. Ownership changes must be sent to our home office on a form we accept. The change will go into effect at the time the form is signed, subject to any payments we make or other actions we take before we record it. We will not be liable for any payment made or action taken before we record a change in ownership. The policy owner designated at the time the policy is issued will remain the owner unless changed. A change of ownership may be a taxable event. If your policy is issued pursuant to a qualified plan, your ability to change ownership may be limited.

Spouses may own a non-qualified policy jointly. Upon the death of either joint owner, the surviving spouse will be the primary beneficiary. If a non-spouse is designated as the beneficiary of a jointly owned policy, the designation will be treated as creating a contingent beneficiary unless otherwise indicated in a form we accept.

Naming a Beneficiary

The beneficiary is the person or entity that you name to receive the benefit of your policy upon the death of the annuitant. If the beneficiary and the annuitant die at the same time, we will assume that the beneficiary died first for purposes of paying any death benefits.

The beneficiary is named at the time the policy is issued, but you can change the beneficiary of your policy at any time during the annuitant’s life unless you name the beneficiary as an irrevocable beneficiary. The interest of an irrevocable beneficiary cannot be changed without his or her written consent. To change your beneficiary, you must send a request to our home office on a form we accept. The change will go into effect when signed, subject to any payments we make or action we take before we record the change. A change cancels all prior beneficiaries, except any irrevocable beneficiaries. The interest of the beneficiary will be subject to any assignment of the policy which is binding on us, and any annuity option in effect at the time of the annuitant’s death.

Assigning the Policy

During the annuitant’s life, you can assign some or all of your rights under the policy to someone else. A signed copy of the assignment must be sent to our home office on a form we accept. The assignment will go into effect when it is signed, subject to any payments we make or other actions we take before we record it, and a change in owner will revoke any prior designation of owner. We will not be liable for any payment made or action taken before we record an assignment. The policy owner designated at the time the policy is issued will remain the owner unless changed. We are not responsible for the validity or effect of any assignment. If there are irrevocable beneficiaries, you need their written consent before assigning your ownership rights in the policy. Any assignment made after the death benefit has become payable will be valid only with our consent. If the policy is assigned, your rights may be exercised only with the consent of the assignee of record. Please note that an assignment may be a taxable event, and if the policy is issued pursuant to a qualified plan, your ability to assign it may be limited.

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PURCHASING AN AF ADVANTAGE® VARIABLE ANNUITY POLICY

Purchase Payments

Once we receive your application in good order, we will issue your policy. Purchase payment will be allocated among the investment options according to your instructions within two business days. We will contact you if additional information is required to complete the application process. We reserve the right to reject any application or purchase payment. At the time you buy the policy, the annuitant cannot be older than 85 years old or the maximum age permitted under state law.

Purchase payments may be made at any time during the accumulation phase. If an application and initial purchase payment are received the same day, the initial purchase payment will be credited to the policy within two business days. Purchase payments received by 3:00pm Central Time will be credited to the policy the same business day. Purchase payments received after 3:00pm Central Time will be credited the following business day. The minimum amount of each purchase payment is $25. All payment allocations among the investment options must be in whole percentages and, when added together, must total 100%.

Accumulation Units

Each sub-account has its own value. If you allocate your purchase payments to any of the variable investment options, the value of that portion of your policy will fluctuate depending upon the investment performance of the portfolio(s) corresponding with the sub-account(s) to which you allocated your purchase payments. (This is not true if you invest solely in the Guaranteed Interest Account.) The value of your policy will also depend on the expenses of the policy. In order to keep track of the value of your interest in the sub-accounts during the accumulation period, we use a measurement called an accumulation unit.

We calculate the value of accumulation units after the New York Stock Exchange closes and then credit each account accordingly. On each day that both the New York Stock Exchange and American Fidelity Assurance Company are open, we determine the value of an accumulation unit for each sub-account by dividing the total value of a sub-account’s net assets by the number of the sub-account’s outstanding accumulation units. The value of an accumulation unit relating to any sub-account may go up or down from day to day.

When you make a purchase payment, we credit your policy with accumulation units using the accumulation unit value next determined after we receive the purchase payment. The number of accumulation units credited is determined by dividing the amount of the purchase payment allocated to a sub-account by the value of the accumulation unit for that sub-account.

The following example illustrates how we calculate the number of accumulation units that should be credited to your participant account when you make a purchase payment.

Example

On Thursday, we receive an additional purchase payment of $100 from you. You allocate this amount to the BNY Mellon Stock Index Fund sub-account. When the New York Stock Exchange closes on that Thursday, we determine that a sub-account accumulation unit for the BNY Mellon Stock Index Fund is valued at $31.93. To determine the increased value of your policy, we divide $100 by $31.93 and credit your policy on Thursday night with 3.13 accumulation units for the BNY Mellon Stock Index Fund sub-account.

Underwriter

American Fidelity Securities, Inc., a wholly owned subsidiary of American Fidelity Assurance Company, is the principal underwriter for the annuity policies and acts as the distributor of the policies. The principal business address of American Fidelity Securities, Inc. is 9000 Cameron Parkway, Oklahoma City, Oklahoma 73114.

The policies are sold exclusively through financial professionals who are registered representatives of the underwriter. American Fidelity Securities, Inc.’s registered representatives are paid a base salary to serve American Fidelity Assurance Company’s existing customers and solicit new customers. They also receive a commission based on the American Fidelity Assurance Company annuity policies that they sell and premium increases. This creates the conflict in that if they do not sell new policies or obtain premium increases, they do not get paid a commission.

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Investment Options

When you buy an AF Advantage® Variable Annuity policy, you can allocate the money you invest under the policy to one or more of Separate Account B’s sub-accounts and the Guaranteed Interest Account. Each of the sub-accounts is a variable investment option and corresponds with one of the portfolios listed in the Appendix (see “Appendix: Portfolio Companies Available Under the Contract”).

Shares of each of the portfolio companies are issued and redeemed in connection with investments in and payments under certain variable annuity contracts and variable life insurance policies of various life insurance companies which may or may not be affiliated. None of the portfolio companies believe that offering its shares in this manner will be disadvantageous to you. Nevertheless, the board of trustees or the board of directors, as applicable, of each portfolio company intends to monitor events in order to identify any material irreconcilable conflicts which may possibly arise and in order to determine what action, if any, should be taken. If such a conflict were to occur, one or more of the insurance company separate accounts might withdraw their investments from a portfolio company. An irreconcilable conflict might result in the withdrawal of a substantial amount of a portfolio’s assets which could adversely affect such portfolio’s net asset value per share.

Interests in the Guaranteed Interest Account are not registered under the Securities Act of 1933 because of certain exemptive and exclusionary provisions. The Guaranteed Interest Account also is not registered as an investment company under the Investment Company Act of 1940. Accordingly, neither the Guaranteed Interest Account nor any interests in it are subject to the provisions of these Acts. The SEC staff has not necessarily reviewed the disclosure in this prospectus relating to the Guaranteed Interest Account. Disclosures regarding the Guaranteed Interest Account may, however, be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

Substitution

We reserve the right to add or remove sub-accounts as investment options. At our discretion, we may substitute another eligible investment option for any one of the portfolios available under the AF Advantage® Variable Annuity policy. If we decide to make a substitution, we will give you notice of our intention. A substitution will not be made without prior notice to you and the prior approval of the SEC to the extent required by the Investment Company Act of 1940, as amended.

Transfers

At your direction, we will make transfers between any of the investment options to which you have allocated money. We reserve the right to limit the number of transfers that may be made. All of the transfers you make in any one day count as one transfer. All transfers must be in whole percentages. We reserve the right, at any time and without prior notice, to end, suspend or change the transfer privilege, in which case we will provide written notice of any such action.

Transfers During the Accumulation Phase. If you make more than 12 transfers in a policy year, we will charge a transfer fee, which will be deducted from your account. The fee is $25 per transfer or 2% of the amount transferred, whichever is less. In order to make a transfer, you must transfer at least $500 from the investment option from which you are making the transfer, unless the full amount of the investment option is valued at less than $500, in which case you must transfer the entire amount. All transfers must be in whole percentages.

Transfers During the Annuity Phase. During the annuity phase, you may only make one transfer in each policy year. You may make transfers among the variable investment options or from any of the variable investment options to the Guaranteed Interest Account option. There is no transfer fee charged for the one transfer. You cannot make a transfer from the Guaranteed Interest Account Option to a variable investment option.

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Automatic Dollar Cost Averaging

Our automatic dollar cost averaging system allows you to transfer an established amount of money on a monthly or quarterly basis from one investment option to another. The minimum amount that may be transferred from an investment option in this way is $500. Only one investment option can be used as a source of the transfer. By transferring the same amount on a regular schedule instead of transferring the entire amount at one time, you may be less susceptible to the impact of market fluctuations. Automatic dollar cost averaging is only available during the accumulation phase. If you participate in automatic dollar cost averaging, the transfers made under the program are taken into account in determining any transfer fee.

Example

Assume that you want to move $750 each quarter from one investment option to another over six quarters. You set up automatic dollar cost averaging and purchase Accumulation Units at the following values:

Quarter	Accumulation Unit Value	Units Purchased

1	$ 7.50	100

2	$ 5.00	150

3	$10.00	75

4	$ 7.50	100

5	$ 5.00	150

6	$ 7.50	100

You paid an average price of only $6.67 per Accumulation Unit over six quarters, while the average market price actually was $7.08. By investing an equal amount of money each quarter, you automatically buy more Accumulation Units when the market price is low and fewer Accumulation Units when the market price is high.

This example is for illustration purposes only.

Asset Rebalancing

After you allocate your money to different investment options, the performance of the different investment options may cause the allocation of your total investment to shift. At your direction, we will automatically rebalance your policy to return it to your original percentage allocations. For example, if your selected percentages specified 20% of policy value allocated to the sub-account investing in underlying portfolio company X, 70% of policy value allocated to the sub-account investing in underlying portfolio company Y, and 10% of Contract Value allocated to the sub-account investing in underlying portfolio company Z, and investment performance caused those allocations to change, we would rebalance back to those percentages. If you request our asset rebalance service, we will make any necessary transfers on the first day after the end of your policy year. Asset rebalancing is only available during the accumulation phase. If you participate in the asset rebalancing program, the transfers we make for you are taken into account in determining any transfer fee.

Frequent Purchases and Redemptions

Market timing policies and procedures are designed to address the excessive short-term trading of investment company securities that may be harmful to the remaining policy owners. Although market timing by policy owners is generally not illegal, we are aware that successful market timers may, in some circumstances, make profits at the expense of passive policy owners who engage in various long-term or passive investment strategies.

We have identified the possibility that policy owners may attempt to use market timing strategies in connection with Separate Account B, which includes variable investment options, as well as a fixed annuity account option. Market timing can be accomplished by switching back and forth between investment options. Market

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timing can make it very difficult for a portfolio company to manage an underlying portfolio’s investments. Frequent transfers may cause a portfolio company to hold more cash than otherwise necessary, disrupt management strategies, increase transaction costs, or affect performance. For these reasons, the policy was not designed for persons who make programmed, large, or frequent transfers.

In light of the risk posed to policy owners and other portfolio investors by market timing, we reserve the right, at any time and without prior notice, to end, suspend or change the ability of policy owners to transfer assets between investment options, as allowed by state law, if we detect suspicious transfer activity. In furtherance of this general authority to restrict transfers as described above, and without limiting other actions we may take in the future, we have adopted the following specific restrictions:

•	We assess a charge against policy owners who make transfers between investment options more than 12 times per year during the accumulation phase.

•	We only allow one transfer per year during the annuity phase (unless the policy owner has elected a fixed annuity option, in which case no transfers are allowed).

•

We may impose specific restrictions on transactions for certain investment options, including, but not limited to, the ability to suspend or terminate the offering of an investment option, based on the transfer restriction policies of the underlying portfolios. We may do so to conform to any present or future restriction that is imposed by any portfolio available under this policy.

•	We do not accept telephone transactions.

•	We reserve the right to postpone payment from the Guaranteed Interest Account for a period of up to six months.

•

We have adopted a policy requiring our personnel to maintain a record of all orders received between 2:45 p.m. and 3:00 p.m. Central Time pursuant to individual wire transfer contributions, walk-in withdrawals and interfund transfer requests received by facsimile and electronic transfer through our website. This record is reviewed monthly and any suspicious patterns are reported and subjected to additional review.

•

If a policy owner attempts to avoid the restrictions on their ability to transfer among investment options by withdrawing funds and reinvesting, the policy owner will be assessed a withdrawal charge of up to 8% at the time of each withdrawal. While not designed specifically to discourage market timing activities, these expenses have a tendency to discourage them.

Although we may exercise our discretion on a case-by-case basis, we anticipate applying our policies regarding frequent purchases and redemptions uniformly in all cases, absent exceptional circumstances, including uniform application to trades that occur through omnibus accounts at any intermediaries. However, because we do retain the right to exercise our discretion on a case by case basis, certain policy owners may be able to successfully use market timing strategies in connection with Separate Account B.

Although our transfer restrictions are designed to prevent excessive transfers, the restrictions are not capable of preventing every potential occurrence of excessive transfer activity, particularly with regard to electronic transfers. We continue to believe, however, that our transfer restrictions provide adequate protection to policy owners and other portfolio investors from the risks generally associated with market timing.

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RECEIVING PAYMENTS FROM THE ANNUITY

Annuity Date

Any time after you invest in a policy, you can select an annuity date, which is the month and year in which you will begin receiving regular income payments (the annuity payments) from the policy. You must notify us of your desired annuity date at least 30 calendar days before you want to begin receiving annuity payments. You may change the annuity date by written request any time before the original annuity date. Any change must be requested at least 30 calendar days before the new annuity date.

The duration of your annuity phase will impact the amount of your annuity payments. Choosing an early annuity date may increase the duration of your annuity phase, which will decrease the amount of your annuity payments.

The earliest date you may request commencement of your annuity payments is 30 calendar days after we issue your annuity policy. The annuity date may not be later than your 85th birthday (or the annuitant’s 85th birthday, if you are not the annuitant) or the maximum date permitted under state law, whichever is earlier. The annuity date may not be later than the earliest of the distribution date required by (i) federal law, (ii) the contract owner’s tax-qualified plan, or (iii) if applicable, state law.

Selecting an Annuity Option

The annuity options allow you to choose the form of annuity payments you receive. In order to receive annuity payments under an annuity option, you must give us notice of the annuity option of your choice at least 30 calendar days before the annuity date. If no option is selected, we will make annuity payments to you in accordance with Option 2 below. Prior to the annuity date, you may change the annuity option selected by written request. Any change must be requested at least 30 calendar days prior to the annuity date. If an option is based on life expectancy, we will require proof of the payee’s date of birth.

Annuity Payments

Annuity payments are paid in monthly installments unless you elect to receive them quarterly, semi-annually or annually. Electing to receive payments less frequently will increase the individual payment amount. However, the amount of the quarterly, semi-annual or annual installments will be actuarially equivalent (mathematically equivalent) to the monthly installment. Annuity payments can be made under Options 1, 2 or 3 on a variable basis (which means they will be based on the investment performance of the variable investment options) and/or on a fixed basis (which means they will come from the Guaranteed Interest Account). Payments under Option 4 can only come from the Guaranteed Interest Account (fixed annuity). Depending on your election, the value of your policy (adjusted for the policy maintenance fee and any taxes) will be applied to provide the annuity payment.

If you choose to have any portion of your annuity payments come from the variable investment options, the dollar amount of each of your monthly payments will depend upon three things:

•	the value of your policy in the variable investment options on the annuity date,

•	the assumed investment rate used in the annuity table for the policy, and

•	the performance of the portfolios that correspond with the sub-accounts you selected.

More than one assumed investment rate is available. You may select either 1%, 3% or 5%. If one is not chosen, the assumed investment rate will be 3%. If the actual performance exceeds your chosen assumed investment rate, your annuity payments will increase. Similarly, if the actual rate is less than your chosen assumed investment rate, your annuity payments will decrease. If you choose a higher assumed investment rate, your initial annuity payment will be higher. Subsequent payments will be only slightly higher when actual performance (less any deductions and expenses) is more than the assumed rate and will decrease more rapidly when actual performance (less any deductions and expenses) is less than the assumed rate. The amount of the first annuity payment will depend on the annuity option elected and the age of the annuitant at the time the first payment is due.

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You can choose one of the following annuity options or any other annuity option acceptable to us. After annuity payments begin, you cannot change your annuity option and you will not be able to make withdrawals of account value amounts.

OPTION 1	Lifetime Only Annuity	We will make monthly payments during the life of the annuitant. If this option is elected, payments will stop when the annuitant dies.

OPTION 2	Lifetime Annuity with Guaranteed Periods	We will make monthly payments for the guaranteed period selected, and thereafter during the life of the annuitant. When the annuitant dies, any amounts remaining under the guaranteed period selected will be distributed to the beneficiary at least as rapidly as they were being paid as of the date of the annuitant’s death. The guaranteed period may be 10 years or 20 years.

OPTION 3	Joint and Survivor Annuity	We will make monthly payments during the joint lifetime of two people, usually husband and wife. Generally, when an annuity option is based on two lives instead of one, the amount of the monthly annuity income is less during the joint lifetime of the annuitants than it would be otherwise. Payments will continue during the lifetime of the survivor of those two people and will be computed on the basis of 100%, 66 2/3% or 50% of the annuity payment in effect originally. If the annuitants choose a reduced payment to the surviving annuitant, fixed annuity payments will be equal to 66 2/3% or 50%, as applicable, of the fixed annuity payment during the period while both annuitants were still living; while variable annuity payments will be determined using 66 2/3% or 50%, as applicable of the number of annuity units credited to the account as of the date of the death of the first annuitant.

OPTION 4	Period Certain	We will make monthly payments for a specified period. The specified period must be at least five years and cannot be more than 30 years. This option is available as a fixed annuity only. When the annuitant dies, any amounts remaining under the specified period selected will be distributed to the beneficiary at least as rapidly as they were being paid as of the date of the annuitant’s death.

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SURRENDERS AND WITHDRAWALS

You may withdraw cash from your account by redeeming all or part of the accumulation units in your account at any time during the accumulation phase, before we begin making annuity payments to you. After we begin making annuity payments, no withdrawals or redemptions may be made. Any partial withdrawal must be at least $250, although we may make exceptions for hardship. The redemption value of your account is equal to the value of the accumulation units in your account next computed after we receive the request for withdrawal on a form we accept. The withdrawal charge, the policy maintenance fee and any taxes due will be deducted from the amount withdrawn before you receive it. We will deduct a proportionate amount of the money you withdraw from each of your investment options. If you do not want the withdrawal to come from each of your investment options proportionately, you must specify the investment options from which the withdrawal is to be made, using a form we accept. We reserve the right to distribute the full amount of your account if, after a withdrawal, the value of your policy is less than $100. Income taxes, tax penalties and certain restrictions may apply to any withdrawal you make.

A withdrawal is a redemption of accumulation units. If accumulation units are redeemed, the number of accumulation units in your account will decrease. The reduction in the number of accumulation units will equal the amount withdrawn, divided by the applicable accumulation unit value next computed after we receive the withdrawal request. If you make a withdrawal request, and we receive your request prior to 3:00 p.m. Central Time, your withdrawal request will be processed on the same day. Withdrawal requests received after 3:00 p.m. Central Time will be processed on the next day. Withdrawal proceeds will be mailed within seven calendar days of the date on which we receive your withdrawal request.

If you cancel your policy within 30 calendar days after receiving it, you will get a refund of either the amount you paid for your policy or the value of your policy, whichever is more. In the event of a refund, we determine the value of your policy on either the day we receive the policy at our home office or the day our agent receives the policy, whichever occurs earlier.

Restrictions exist concerning when you can withdraw money from a qualified plan referred to as a 403(b) Tax-Deferred Annuity or 401(k) plan. For a more complete explanation, see “Taxes” and the related discussion in our Statement of Additional Information.

Systematic Withdrawal Program

After you have owned your policy for one year, you can participate in our systematic withdrawal program. If you participate in this program you cannot exercise the 10% free withdrawal option discussed elsewhere in this document. If you withdraw more than the 10% free withdrawal amount using the systematic withdrawal program, you will incur a withdrawal charge. During the policy year in which systematic withdrawals begin, the 10% free withdrawal amount will be based on the value of your policy on the business day before you request systematic withdrawals. After your first year in the withdrawal program, the free withdrawal amount will be based on the value of your policy on the most recent policy anniversary. Systematic withdrawals can be made monthly, quarterly or semi-annually. The $250 minimum withdrawal discussed above does not apply to withdrawals made under the systematic withdrawal program. For example, you could specify that $100 be withdrawn each quarter, and the $100 would be taken pro rata from your investment options automatically. We reserve the right to limit the terms and conditions under which systematic withdrawals can be elected and to stop offering any or all systematic withdrawals at any time. Income taxes and tax penalties may apply to systematic withdrawals.

Suspension of Payments or Transfers

We may be required to suspend or postpone payments or withdrawals or transfers for any period when:

•	the New York Stock Exchange is closed (other than customary weekend and holiday closings);

•	trading on the New York Stock Exchange is restricted;

•	an emergency exists as a result of which disposal of the fund shares is not reasonably practicable or we cannot reasonably value the fund shares; or

•	during any other period when, by order, the Securities and Exchange Commission permits such suspension or postponement for the protection of investors.

We reserve the right to defer payment for a withdrawal or transfer from the Guaranteed Interest Account for the period permitted by law but not for more than six months.

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BENEFITS AVAILABLE UNDER THE POLICY

The following table summarizes information about the benefits available under the policy.

Name of Benefit	Purpose	Is Benefit Standard or Optional	Maximum Fee	Brief Description of Restrictions/Limitations
Death Benefit	Transfer of the benefit of your policy upon the death of the annuitant for the benefit of the person or entity named as beneficiary.	Standard	None	• Withdrawals may significantly reduce the benefit.
Automatic Dollar Cost Averaging	Allows you to transfer an established amount of money each quarter from one investment option to another.	Standard	None	• The minimum amount that may be transferred from an investment option is $500. • Only one investment option can be used as a source of the transfer. • Only available during the accumulation phase.
Asset Rebalancing	Allows you to have your investments annually to your original percentage allocation selection.	Standard	None	• Transfers occur on the first day after the end of your policy year. • Only available during the accumulation phase.
Systematic Withdrawal Program	Allows you to received periodic withdrawals.	Standard	None

•  Program available after first policy year.

•  Withdrawal charge applies to amounts withdrawn over the 10% fee withdrawal.

•  Withdrawals may occur on a monthly, quarterly, semi-annual, or annual basis.

•  We reserve the right to limit the terms and conditions under which systematic withdrawals can be elected and to stop offering any or all systematic withdrawals at any time.

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Death Benefit Amount Before Annuity Date

In the event of death prior to the annuity date, the amount of the death benefit will be the greater of: (1) the purchase payments you have made, less any amounts withdrawn and any applicable withdrawal charges; or (2) the value of the policy minus the policy maintenance charge and taxes, if any, determined on the business day we receive proof of death.

Death of Owner Before Annuity Date

If you die before the annuity date, the death benefit will be paid to the beneficiary. If you and your spouse are joint owners, when a joint owner dies, the surviving joint owner, if any, will be treated as the primary beneficiary. Any other person designated as a beneficiary at the time of death will be treated as a contingent beneficiary. References to “beneficiary” in this section refer, first, to a surviving spouse joint owner, if any, and second, to another designated beneficiary.

If you die before the annuity date, the beneficiary must designate the manner in which the death benefit will be paid. A non-spouse beneficiary must select from the death benefit payment options set forth below, and any portion of the death benefit not applied under an annuity option must be distributed within five years of the date of death:

•	lump sum payment;

•	payment of the entire death benefit within five years of the date of your death; or

•	payment of the death benefit under an annuity option, beginning within one year of your death, for a period not to exceed the life expectancy of the beneficiary.

If the beneficiary is your spouse, he or she may choose to continue the policy in his or her own name at the current value of the policy or select one of the following death benefit payment options:

•	lump sum payment; or

•	apply the death benefit to an annuity option.

If the deceased owner was also the annuitant, and the spousal beneficiary continues the policy or applies the death benefit to an annuity option, the spousal beneficiary will become the new annuitant.

If a lump sum payment is requested by the beneficiary, we will pay the amount within seven calendar days of receipt of proof of death and receipt of the election of payment option, unless the suspension or deferral of payments provision is in effect. The beneficiary may designate a death benefit payment option (other than a lump sum payment) only during the first 60 calendar days after we receive proof of death. If the beneficiary does not select a payment option during that 60-day period, the death benefit will be paid in a lump sum.

Death of Owner After the Annuity Date

If you are not the annuitant, and you die during the annuity period, any remaining payments under the annuity option elected will continue at least as rapidly as they were being paid at your death. When any owner dies during the annuity period, the beneficiary becomes the owner. Upon the death of any joint owner during the annuity period, the surviving joint owner, if any, will be treated as the primary beneficiary. Any other beneficiary designation on record at the time of death will be treated as a contingent beneficiary.

Death of Annuitant Before the Annuity Date

If you are not the annuitant, and the annuitant dies before the annuity date, the death benefit will be paid to the beneficiary in a lump sum within five years of the date of death. If the owner is not an-individual (e.g., the owner is a corporation), the death of the annuitant will be treated as the death of the owner.

Death of Annuitant After the Annuity Date

If the annuitant dies on or after the annuity date, the death benefit, if any, will be as set forth in the annuity option elected. Death benefits will be paid at least as rapidly as they were being paid at the annuitant’s death.

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LOANS

If your employer’s plan allows, we may make a loan to you at any time before you begin receiving annuity payments; however, we will not make any loans during your first policy year. The value of your policy in the Guaranteed Interest Account serves as the security for the loan. If the loan amount exceeds the value of your policy in the Guaranteed Interest Account, we will withdraw amounts from your other sub-accounts on a pro rata basis, based on your investment allocations, and transfer such amounts to the Guaranteed Interest Account to cause the value of your policy in the Guaranteed Interest Account to be equal to the loan amount. Amounts in the Guaranteed Interest Account earn interest daily at an annual rate equal to the guaranteed minimum interest rate described in the policy. Except as otherwise provided under the Qualified Disaster Loan section below, the loan cannot be more than $50,000 or one-half of the value of your policy. Under certain circumstances, the $50,000 limit may be reduced. The minimum loan we will make is $1,000. We can change this amount at our discretion.

We charge an annual interest rate of 5% on any loans that you take against your policy. The loan will be amortized over a term not to exceed five years with fixed payments due monthly, beginning on the calendar month following the execution of the loan agreement, on the applicable payment date. You may not make withdrawals while you have an outstanding loan against your policy. You may prepay your loan at any time without penalty.

If you fail to make a loan payment within 90 calendar days after the payment due date, the loan will be in default. Upon default, the outstanding principal balance of your loan plus accrued and unpaid interest thereon will become immediately due and payable and will be treated as taxable income to you for the tax year of the default. Satisfaction of any unpaid loan principal balance plus accrued and unpaid interest from the Guaranteed Interest Account will only occur when you qualify for a plan distribution under the federal tax guidelines. If the loan is in default and you do not yet qualify for a distribution to satisfy the outstanding loan principal and interest balance due, the loan will continue to accrue interest (but such interest accruals will not result in additional deemed distributions). Any amounts which may become taxable will be reported as plan distributions and will be subject to income tax and tax penalties, if applicable. There are special repayment guidelines available to you for personal or military leave. If a leave of absence is anticipated, you should contact us for assistance.

Upon your death, any outstanding loan balance not yet reported to you as income will become taxable income to your estate. The beneficiary will receive the death benefit reduced by the loan balance. If annuity payments begin while there is an outstanding loan, the value of the Guaranteed Interest Account will be reduced by the loan balance.

Qualified Disaster Loans

If your employer’s plan allows, and if you are a “qualified individual,” you may receive a loan of up to $100,000 or 100% of the present value of your vested account balance. A “qualified individual” is anyone (1) whose principal place of abode is located in a federally-declared disaster area (as defined under the Consolidated Appropriations Act of 2021 (the “CAA”)); and (2) who suffered an economic loss as a result of the qualified disaster (as defined under the CAA). Repayment on these loans may be suspended for a period of up to one year (or until June 25, 2021, whichever is longer) if repayment on the loan normally would be due during the period beginning on the first day of the disaster period and ending 180 days from the last day of such period. Interest on the loan must accrue during the suspension period. For specific tax treatment regarding certain types of loans, please refer to the “Taxes” section immediately below.

TAXES

The following general tax discussion is not intended as tax advice. You should consult your own tax advisor about your personal circumstances. We have included additional information regarding taxes in the Statement of Additional Information. American Fidelity Assurance Company does not guarantee the tax status of the policies. Purchasers bear the complete risk that the policies may not be treated as “Annuity Contracts” under federal income tax laws. It should be further understood that the following discussion is not exhaustive and that special rules not described herein may be applicable in certain situations. Moreover, no attempt has been made to consider any applicable state or other tax laws.

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Annuity Policies in General

Section 72 of the Internal Revenue Code of 1986, as amended (the “Code”) governs the taxation of annuities. It generally provides that you will not be taxed on any increase in the value of your policy until a distribution occurs – either as a lump sum payment or as annuity payments.

When a non-natural person, such as a corporation or certain other entities other than tax-qualified trusts, owns the policy, it will generally not be treated as an annuity for tax purposes. This means that any increase in the value of such a policy may be taxed as ordinary income every year.

If you purchase a policy under a retirement plan (“Qualified Plan”) that receives favorable tax treatment under the Internal Revenue Code of 1986, as amended (the “Code”), your policy is referred to as a qualified plan policy. Examples of qualified plans are 401(a) pension and profit-sharing plans, 401(k) plans, and 403(a) qualified pension, profit-sharing or annuity plans, 403(b) tax-deferred annuity plans, H.R. 10 Plans (sometimes referred to as Keogh plans) and Individual Retirement Annuities, including Roth IRAs and Tax Deferred Annuities.

If you do not purchase the policy under a qualified plan, your policy is referred to as a non-qualified policy.

Tax Treatment of Withdrawals, Surrenders and Distributions

The cost basis of a non-qualified policy is generally the sum of the purchase payments for the policy. The taxpayer will generally have to include in income the portion of any payment from a non-qualified policy that exceeds the portion of the cost basis (or principal) of the policy which is allocable to such payment. The difference between the cost basis and the value of the non-qualified policy represents the increase in the value of the policy. The taxable portion of a payment from a non-qualified policy is generally taxed at the taxpayer’s marginal income tax rate.

Partial Withdrawals. A partial withdrawal refers to a withdrawal from a non-qualified policy that is less than its total value and that is not paid in the form of an annuity. Usually, a partial withdrawal of the value of a non-qualified policy will be treated as coming first from earnings (which represent the increase in the value of the policy). This portion of the withdrawal will be included in the taxpayer’s income. After the earnings portion is exhausted, the remainder of the partial withdrawal will be treated as coming from the taxpayer’s principal in the policy (generally the sum of the purchase payments). This portion of the withdrawal will not be included in income.

Surrenders. If a taxpayer surrenders a non-qualified policy and receives a lump sum payment of its entire value, the portion of the payment that exceeds the taxpayer’s then remaining cost basis in the policy will be included in income. The taxpayer will not include in income the part of the payment that is equal to the cost basis.

Tax Treatment of Annuity Payments

If a taxpayer receives annuity payments from a non-qualified policy, a fixed portion of each payment is generally excludable from income as a tax-free recovery of cost basis in the policy and the balance is included in income. The portion of the payment that is excludable from income is determined under detailed rules provided in the Code (which in general terms determine such excludable amount by dividing the cost basis in the policy at the time the annuity payments begin by the expected return under the policy). If the annuity payments continue after the cost basis has been recovered, the additional payments will generally be included in full in income.

Penalty Tax on Distributions

Generally, a penalty equal to 10% of the amount of any payment that is includable in the taxpayer’s income will apply to any distribution received from a non-qualified policy in addition to ordinary income tax. This 10% penalty will not apply, however, if the distribution meets certain other exceptions which may apply under Section 72 of the Code.

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Required Distributions

If the owner/annuitant dies before annuity payments begin, the amounts accumulated under the non-qualified policy either must be distributed within five years of death or must begin to be paid within one year of death under a method that will pay the entire value of the policy over the life (or life expectancy) of the beneficiary under the policy. If the owner’s spouse is the beneficiary under the policy, these rules involving required distributions in the event of death will be applied as if the surviving spouse had been the original owner of the policy. If the owner/annuitant dies after annuity payments have begun, payments generally must continue at least as rapidly as under the method in effect at death (unless such method provides that payments stop at death).

Payments under the policy made in the form of an annuity are taxable at ordinary income rates to the extent they exceed the portion of your investment in the contract that is allocated to the payment. The portion of the payment which is allocated to your investment is referred to as the “Exclusion Ratio”. It is determined at the time your policy is converted into an annuity for distribution by dividing your total investment by the total of the annuity payments expected to be made under your policy. Once you have recovered your entire investment in the policy all payments are fully taxable.

The policy provides that when the annuitant dies prior to the annuity date, a death benefit will be paid to the person designated as the beneficiary. If the owner of the policy is not the annuitant, such payments made when the annuitant dies do not qualify for the death of owner exception described above, and will be subject to the 10% tax penalty unless the beneficiary is 59 1⁄2 years old or one of the other exceptions to the penalty applies.

Medicare Tax

Distributions from nonqualified annuity policies are considered “investment income” for purposes of the Medicare tax on investment income of high income individuals. Thus, in certain circumstances, a 3.8% tax may be applied to some or all of the taxable portion of distributions (e.g., earnings) to individuals, trusts, and estates whose income exceeds certain threshold amounts. You should consult a tax adviser if this additional tax may apply to you.

Policies Owned By Other Than Natural Persons

Under Section 72(u) of the Code, the investment earnings on purchase payments for the policies will be taxed currently to the owner if the owner is a non-natural person, e.g., a corporation or certain other entities. Such policies generally will not be treated as annuities for federal income tax purposes. However, this treatment is not applied to policies held by a trust or other entity as an agent for a natural person nor to policies held by qualified plans. Purchasers should consult their own tax counsel or other tax advisor before purchasing a policy to be owned by a non-natural person.

Income Tax Withholding

Distributions or the portion thereof which is includible in the gross income of the owner may be subject to federal income tax withholding.

Qualified Policies

Special Tax Treatment for Lump Sum Distributions from Qualified Plans. If the taxpayer receives an amount from a Qualified Plan issued pursuant to a qualified plan policy and the distribution qualifies as a lump sum distribution under the Code, the portion of the distribution that is included in income may be eligible for special tax treatment. The plan administrator should provide the taxpayer with information about the tax treatment of a lump sum distribution at the time the distribution is made.

Special Rules for Distributions that are Rolled Over. Special rules apply to a distribution from a contract that relates to a Qualified Plan Contract or a rollover IRA Contract if the distribution is properly rolled over to another Qualified Plan or a traditional IRA within 60 days of receipt in accordance with the provisions of the Code.

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These special rules allow for the rollover to occur without taxation but only apply to distributions that qualify as “eligible rollover distributions” under the Code.

Distributions in the Form of Annuity Payments. If any distribution from a Qualified Plan Contract is made in the form of annuity payments (and is not eligible for rollover or is not in any event rolled over), a fixed portion of each payment is generally excludable from income for federal income tax purposes to the extent it is treated as allocable to the taxpayer’s “after-tax” contributions to the contract (and any other cost basis in the contract). To the extent the annuity payment exceeds such portion, it is includable in income. The portion of the annuity payment that is excludable from income is determined under detailed rules provided in the Code. If the annuity payments continue after all excludable amounts have been paid, such additional payments will generally be fully included in income.

Penalty Tax on Withdrawals prior to age 59 1⁄2. Generally, there is a penalty tax equal to 10% of the portion of any payment prior to age 59 1⁄2 from a Qualified Plan Contract that is included in income unless the withdrawal is by reason of death, disability, or as part of a series of payments for life or life expectancy following a separation from service or other exceptions which may apply.

Required Distributions. A Qualified Plan or IRA Contract (other than a Roth IRA) must meet certain rules concerning required distributions that are set forth in the Code including:

•

For Qualified Plans, required distributions generally must start by April 1 of the calendar year following the later of the calendar year in which the taxpayer reaches age 72 or the calendar year in which the taxpayer retires;

•	For IRA Contracts (other than a Roth IRA), required distributions generally must start by April 1 of the calendar year following the calendar year in which the taxpayer reaches age 72; and

•	When distributions are required under the Code, a certain minimum amount, determined under the Code, must be distributed each year.

In addition, other rules apply under the Code to determine when and how required minimum distributions must be made in the event of the taxpayer’s death. The applicable plan documents will contain such rules.

Tax-Deferred Annuities Used Under 403(b) Plans

The Code limits the withdrawal of purchase payments made by owners from certain tax-deferred annuities used to fund 403(b) plans. Withdrawals can only be made when an owner:

•	reaches age 59 1⁄2;

•	leaves his/her job;

•	dies; or

•	becomes disabled (as that term is defined in the Code).

A withdrawal may also be made in the case of hardship and in the case of employees affected by certain federally declared disasters, if allowed by the plan. Beginning in 2019, hardship distributions can be made from employer contributions as well as earnings on contributions. Additionally, a withdrawal may be made in situations to which Section 72(t)(2)(G) of the Code applies (regarding individuals called to active military duty)

Multiple IRA Contracts

For purposes of determining the tax consequences of any distributions made pursuant to IRAs, SEPs and salary reduction SEPs (“IRA Contracts”), all IRA Contracts are treated as one contract and all distributions during a taxable year are treated as one distribution.

Tax Treatment of Assignments

Contracts issued pursuant to Qualified Plans generally may not be assigned. The assignment or pledge of an IRA Contract or non-qualified policy may be a taxable event. The owner of a contract should consult competent tax advisers before assigning or pledging the contract.

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Roth Contributions

Qualified distributions from designated Roth accounts are free from federal income tax. A qualified distribution requires that an individual has held the designated Roth account for at least five years and, in addition, that the distribution is made either after the individual reaches age 59 1⁄2 or on the individual’s death, disability, or hardship event. The 10% penalty tax and the regular exceptions to the 10% penalty tax apply to taxable distributions from a Roth account. Amounts may be rolled over from an individual’s designated Roth account to another designated Roth account or a Roth IRA established for the individual.

Currently, we do not permit designated Roth contributions to this policy. However, we may permit policy owners to make Roth contributions in the future.

Individual Retirement Annuities

Under applicable limitations, certain amounts may be contributed to an “Individual Retirement Annuity” (“IRA”) which may be deductible from the individual’s gross income. IRAs are subject to limitations on eligibility, contributions, transferability and distributions. (See “Tax Treatment of Withdrawals – Qualified Policies.”) Under certain conditions, distributions from other IRAs and other qualified plans may be rolled over or transferred on a tax-deferred basis into an IRA. Purchasers of policies to be qualified as Individual Retirement Annuities should obtain competent tax advice as to the tax treatment and suitability of such an investment.

Roth IRAs

Qualified distributions from Roth IRAs are free from federal income tax. A qualified distribution requires that an individual has held the Roth IRA for at least five years and, in addition, that the distribution is made either after the individual reaches age 59 1⁄2; on the individual’s death or disability; or as a qualified first-time home purchase, subject to a $10,000 lifetime maximum, for the individual or any child, grandchild, or ancestor of such individual or the individual’s spouse. Any distribution that is not a qualified distribution is taxable to the extent of earnings in the distribution. Distributions are treated as made from contributions first and therefore no distributions are taxable until distributions exceed the amount of contributions to the Roth IRA. The 10% penalty tax and the regular IRA exceptions to the 10% penalty tax apply to taxable distributions from a Roth IRA.

Amounts may be rolled over from one Roth IRA to another Roth IRA. Furthermore, an individual may make a rollover contribution from a non-Roth IRA to a Roth IRA. The individual must pay tax on any portion of the IRA being rolled over that represents income or a previously deductible IRA contribution.

Purchasers of policies to be qualified as a Roth IRA should obtain competent tax advice as to the tax treatment and suitability of such an investment.

Tax-Deferred Annuities/Loans

If a policy is issued pursuant to a 403(b) Tax-Deferred Annuity, the owner may take a loan under the policy if the employer’s plan allows, at any time before annuity payments begin. However, no loans will be made during the first policy year. The security for the loan will be the value of the policy invested in the Guaranteed Interest Account. The loan cannot be more than the lesser of $50,000 or one-half of the value of the policy. Under certain circumstances, the $50,000 limit may be reduced. The minimum loan amount is $1,000 (which can be changed at our discretion). You may not make withdrawals while you have an outstanding loan against your policy.

A loan is treated as a distribution for tax purposes to the extent the loan amount exceeds the lesser of: (1) the greater of 50% of the Owner’s vested account balance or $10,000; or (2) $50,000, reduced by the Owner’s highest outstanding loan balance during the preceding 12-month period. If all or a portion of a loan is treated as a distribution, any amounts which are treated as distributions may become taxable and will be subject to income tax and penalties, if applicable.

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Tax Deferred Annuities/Trustee to Trustee Transfers to Purchase Permissive Service Credit

If a policy is issued pursuant to a 403(b) Tax-Deferred Annuity, the owner may direct a trustee-to-trustee transfer to a defined benefit governmental plan to purchase permissive service credit with the governmental defined benefit plan.

Qualified Disaster Distributions

If your employer plan allows, and if you are a qualified individual (as defined under the Loans section above), you may be eligible to receive a “qualified disaster distribution” (a “QDD”) as defined under the CAA. Each QDD is taxed ratably over a three-year period unless otherwise elected by the qualified individual, and it may be recontributed within three years to an eligible retirement plan.

LEGAL PROCEEDINGS

There are no pending material legal proceedings affecting us, Separate Account B or American Fidelity Securities, Inc.

FINANCIAL STATEMENTS

Our financial statements and Separate Account B’s financial statements are included in our Statement of Additional Information.

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APPENDIX: PORTFOLIO COMPANIES AVAILABLE UNDER THE CONTRACT

The following is a list of Portfolio Companies available under the policy. More information about the Portfolio Companies is available in the prospectuses for the Portfolio Companies, which may be amended from time to time and can be found online at https://americanfidelity.com/support/annuities/p-1. You can also request this information at no cost by calling 1.800.662.1113 x8840 or by sending an email request to va.help@americanfidelity.com.

The current expenses and performance information below reflects fee and expenses of the Portfolio Companies, but do not reflect the other fees and expenses that your policy may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Portfolio Company’s past performance is not necessarily an indication of future performance.

Type/Investment Objective	Portfolio Company and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/2020)
			1 Year	5 Years	10 Years
Stock/Income and Growth	American Funds Insurance Series® Washington Mutual Investors Fund[1]* Advisor: Capital Research and Management CompanySM Subadvisor: None	0.27%	9.04%	11.14%	11.18%
Stock/International Growth Fund	American Funds Insurance Series® International Fund* Advisor: Capital Research and Management CompanySM Subadvisor: None	0.55%	14.28%	11.00%	6.94%
Stock Index Fund	BNY Mellon Stock Index Fund, Inc.** Advisor: BNY Mellon Investment Advisor, Inc. Index Manager: Mellon Investments Corporation (affiliate of The BNY Mellon Corporation)	0.27%	18.01%	14.92%	13.60%
Stock/Small Blend Fund	BNY Mellon Variable Investment Fund Opportunistic Small Cap Portfolio** Advisor: BNY Mellon Investment Advisor, Inc. Subadvisor: None	0.85%	19.89%	11.52%	10.21%

[1]	Prior to May 1, 2021, the fund was called Blue Chip Income and Growth Fund. Current expenses for this fund reflect a temporary fee reduction in the form of a 0.16% fee waiver.
*	Class 1 Shares.
**	Initial Share Class.

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Large Blend Fund	The BNY Mellon Sustainable U.S. Equity Portfolio, Inc.** Advisor: BNY Mellon Investment Advisor, Inc. Subadvisor: Newton Investment Management Limited (affiliate of The BNY Mellon Corporation)	0.68%	24.14%	15.21%	12.96%
Balanced Fund	Vanguard® Variable Insurance Fund Balanced Portfolio Advisor: Wellington Management Company, LLP Subadvisor: None	0.20%	10.68%	10.77%	9.88%
Stock/Growth Fund	Vanguard® Variable Insurance Fund Capital Growth Portfolio Advisor: PRIMECAP Management Company Subadvisor: None	0.34%	17.47%	15.96%	14.98%
Stock/Mid-Cap Index Fund	Vanguard® Variable Insurance Fund Mid-Cap Index Portfolio Advisor: The Vanguard Group, Inc. Subadvisor: None	0.17%	18.07%	13.14%	12.26%
Bond/Index Fund	Vanguard® Variable Insurance Fund Total Bond Market Index Portfolio Advisor: The Vanguard Group, Inc. Subadvisor: None	0.14%	7.58%	4.36%	3.71%
Stock/Index Fund	Vanguard® Variable Insurance Fund Total Stock Market Index Portfolio Advisor: The Vanguard Group, Inc. Subadvisor: None	0.13%	20.55%	15.23%	13.60%

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To learn more about the variable annuity and Separate Account B, you should read our Statement of Additional Information dated May 1, 2021, as amended or supplemented, which is incorporated by reference into this Prospectus. The Statement of Additional Information is available, without charge, upon request. You can view a copy of the Statement of Additional Information online at https://americanfidelity.com/support/annuities/p-1 or you can request a copy by calling 1.800.662.1113 x8840 or by sending an email request to va.help@americanfidelity.com.

Reports and other information about the Registrant are available on the Securities Exchange Commission website at http://www.sec.gov. Copies of the information may be obtained, upon payment of a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov.

ANN-159	EDGAR Contract No.: C000027247

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AF Advantage® Variable Annuity

issued by

American Fidelity Separate Account B

and

American Fidelity Assurance Company

STATEMENT OF ADDITIONAL INFORMATION
May 1, 2021

This is Statement of Additional Information (“SAI”) is not a prospectus. This SAI relates to the prospectus for the AF Advantage® Variable Annuity dated the same day as the SAI. The Prospectus contains information that a prospective investor should know before investing. For a copy of the Prospectus,

call us at:	e-mail us at:

1.800.662.1113 x8840	va.help@americanfidelity.com

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GENERAL INFORMATION AND HISTORY

American Fidelity Assurance Company, which was organized in Oklahoma in 1960, is a wholly owned subsidiary of American Fidelity Corporation, an insurance holding company. American Fidelity Assurance Company is licensed to conduct life, annuity and accident and health insurance business in 49 states, the District of Columbia, Guam and American Samoa.

American Fidelity Assurance Company established Separate Account B as a separate account under Oklahoma insurance law in 1996 to hold the assets that underlie the AF Advantage® Variable Annuity policies. Separate Account B is registered with the SEC as a unit investment trust under the Investment Company Act of 1940; its inception date is October 27, 1997. The Separate Account is divided into multiple sub-accounts.

The stock of American Fidelity Corporation is controlled by a family investment partnership, Cameron Enterprises A Limited Partnership, an Oklahoma limited partnership. William M. Cameron and Lynda L. Cameron each own 50% of the common stock of Cameron Associates, Inc., the sole general partner of Cameron Enterprises A Limited Partnership, through their respective trusts.

NON-PRINCIPAL RISKS OF INVESTING IN THE AF ADVANTAGE® VARIABLE ANNUITY

The non-principal risks of investing in the AF Advantage® Variable Annuity are described in the prospectus.

ANNUITY PROVISIONS

Variable Annuity Payout

An owner may elect a variable annuity payout. Variable annuity payments reflect the investment performance of the underlying portfolios in accordance with the allocation of the value of the policy to the variable annuity options during the annuity period. Variable annuity payments are not guaranteed as to dollar amount.

American Fidelity Assurance Company will determine the number of annuity units payable for each payment by dividing the dollar amount of the first annuity payment by the annuity unit value for each applicable sub-account on the annuity date. This sets the number of annuity units for each applicable sub-account. The number of annuity units payable remains the same unless an owner transfers a portion of the annuity benefit to another variable investment option or to the fixed annuity option. The dollar amount is not fixed and will change from month to month, depending on the annuity unit value.

The dollar amount of the variable annuity payments for each applicable sub-account after the first payment is determined by multiplying the fixed number of annuity units per payment in each sub-account by the annuity unit value for the last valuation period of the month preceding the month for which the payment is due. This result is the dollar amount of the payment for each applicable sub-account. The total dollar amount of each variable annuity payment is the sum of all variable annuity payments reduced by the applicable portion of the policy maintenance charge.

Variable Annuity Unit

The value of an annuity unit for each sub-account was arbitrarily set initially at $10. The annuity unit value at the end of any subsequent valuation period is determined as follows:

•	The net investment factor for the current valuation period is multiplied by the value of the annuity unit for the sub-account for the immediately preceding valuation period; and

•	The result is then divided by the assumed investment rate factor which equals 1.00 plus the assumed investment rate for the number of days since the preceding valuation date.

An owner can choose either a 1%, 3%, or 5% assumed investment rate. If one is not chosen, the assumed investment rate will be 3%.

The assumed investment rate is the assumed rate of return used to determine the first annuity payment for a variable annuity option. A higher assumed investment rate will result in a higher first payment; whereas, choosing a lower assumed investment rate will result in a lower first payment. Payments will increase whenever the actual return exceeds the chosen rate and payments will decrease whenever the actual return is less than the chosen rate.

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Fixed Annuity Payout

The dollar amount of each fixed annuity payment will not vary. The guaranteed annuity payment is based on the guaranteed interest rate stated in the policy issued.

OFFERING OF THE AF ADVANTAGE® VARIABLE ANNUITY

American Fidelity Separate Account B offers the AF Advantage® Variable Annuity primarily to public school educators in grades K-12 (including school administrators and staff) in order to address their retirement savings and other insurance product needs. This is accomplished by our sales representatives meeting directly with such educators.

UNDERWRITER

American Fidelity Securities, Inc., a wholly owned subsidiary of American Fidelity Assurance Company, is the principal underwriter for the annuity policies and acts as the distributor of the policies. The policies are offered on a continuous basis. The aggregate underwriting commissions paid to and retained by American Fidelity Securities in connection with Separate Account B for 2020, 2019 and 2018 were $1,524,602, $1,306,552, and $1,150,037, respectively.

CUSTODIAN AND INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The name and address of the person who maintains physical possession of the accounts, books and other documents of American Fidelity Separate Account B required by Section 31(a) of the Investment Company Act of 1940 is set forth in Separate Account B’s most recent report on Form N-CEN.

The financial statements of American Fidelity Separate Account B and the financial statements and schedules of American Fidelity Assurance Company, each as of and for the year ended December 31, 2020, included in this Statement of Additional Information have been audited by Deloitte & Touche LLP (“Deloitte”), Independent Registered Public Accounting Firm, as stated in its reports appearing herein. Deloitte’s address is 100 N. Broadway Avenue, Suite 3250, Oklahoma City, Oklahoma 73102.

The financial statements of American Fidelity Separate Account B and the financial statements and schedules of American Fidelity Assurance Company, each as of and for the years ended December 31, 2019 and December 31, 2018, included in post-effective amendment No. 28 to Registrant’s registration statement on Form N-4 filed with the Securities and Exchange Commission on April 30, 2020, were audited by KPMG LLP, Independent Registered Public Accounting Firm, as stated in its reports appearing therein and are incorporated herein by reference. KPMG LLP’s address is 210 Park Avenue, Suite 2650, Oklahoma City, Oklahoma 73102.

Depositor and Registrant have agreed to indemnify and hold KPMG LLP harmless against and from any and all legal costs and expenses incurred by KPMG LLP in successful defense of any legal action or proceeding that arises as a result of KPMG LLP’s consent to the or incorporation by reference of its audit reports on the Depositor and Registrant’s past financial statements incorporated by reference in this registration statement.

INVESTMENT CONSULTANT

InvesTrust Consulting, LLC, 5100 N. Classen Blvd., Suite 600, Oklahoma City, Oklahoma 73118, acts as an investment consultant for the registrant and American Fidelity Assurance Company. Under the Investment Consultant Agreement, from time to time, InvesTrust Consulting, LLC provides certain reports and information to Separate Account B and American Fidelity Assurance Company. InvesTrust Consulting, LLC is an indirect subsidiary of American Fidelity Corporation, which owns 100% of American Fidelity Assurance Company.

American Fidelity Assurance Company, the separate account’s depositor, pays any compensation payable to InvesTrust Consulting, LLC for services provided to Separate Account B. InvesTrust Consulting received $197,630, $175,247 and $160,544 for services provided to Separate Account B in 2020, 2019 and 2018, respectively.

LEGAL OPINION

McAfee & Taft A Professional Corporation, Oklahoma City, Oklahoma, has provided advice on certain matters relating to the federal securities and income tax laws in connection with the policies.

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FINANCIAL STATEMENTS

Following are the financial statements of Separate Account B and the financial statements and schedules of American Fidelity Assurance Company. The financial statements of American Fidelity Assurance Company should be considered only as bearing upon the ability of American Fidelity Assurance Company to meet its obligations under the policies; they should not be considered as bearing on the investment performance of the assets held in Separate Account B.

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AMERICAN FIDELITY SEPARATE ACCOUNT B

Financial Statements

December 31, 2020

(With Report of Independent Registered Public Accounting Firm Thereon

Deloitte & Touche LLP 100 N. Broadway Avenue Suite 3250 Oklahoma City, OK 73102 USA Tel: 918-560-1400 www.deloitte.com

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of American Fidelity Assurance Company and Contract Owners of American Fidelity Separate Account B

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statements of assets and liabilities of the Sub-Accounts listed in Appendix A of Separate Account B ( the “Separate Account”) of American Fidelity Assurance Company ( the “Company”) comprising each of the individual Sub-Accounts listed in Appendix A, as of December 31, 2020, the related statements of operations, the statements of changes in net assets, the financial highlights for the year then ended and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the Sub-Accounts constituting the Separate Account as of December 31, 2020, and the results of their operations, the changes in their net assets, and the financial highlights for the year then ended in conformity with accounting principles generally accepted in the United States of America.

The accompanying statement of changes in net assets for the year ended listed in Appendix B and the financial highlights for the years or periods listed for the Sub-Accounts presented in Appendix B were audited by other auditors whose report dated February 28, 2020, expressed an unqualified opinion on those statements.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on the Separate Account’s financial statements and financial highlights based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Separate Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audit, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Separate Account’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audit included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of investments owned as of December 31, 2020, by correspondence with the underlying mutual funds. We believe that our audit provides a reasonable basis for our opinion.

Oklahoma City, Oklahoma

March 8, 2021

We have served as the Separate Account’s auditor since 2020.

Separate Account B of American Fidelity Assurance Company

Report of Independent Registered Public Accounting Firm

Appendix A

Sub-Account	Statement of Assets and Liabilities as of	Statement of Operations for the	Statement of Changes in Net Assets for the	Financial Highlights for the

American Fund International	December 31, 2020	Year Ended December 31, 2020	Year Ended December 31, 2020	Year Ended December 31, 2020

American Blue-Chip Income & Growth	December 31, 2020	Year Ended December 31, 2020	Year Ended December 31, 2020	Year Ended December 31, 2020

BNY Mellon Stock Index	December 31, 2020	Year Ended December 31, 2020	Year Ended December 31, 2020	Year Ended December 31, 2020

BNY Mellon Sustainable US Equity	December 31, 2020	Year Ended December 31, 2020	Year Ended December 31, 2020	Year Ended December 31, 2020

BNY Mellon Opportunistic Small Cap	December 31, 2020	Year Ended December 31, 2020	Year Ended December 31, 2020	Year Ended December 31, 2020

Vanguard Total Bond Market Index	December 31, 2020	Year Ended December 31, 2020	Year Ended December 31, 2020	Year Ended December 31, 2020

Vanguard Balanced	December 31, 2020	Year Ended December 31, 2020	Year Ended December 31, 2020	Year Ended December 31, 2020

Vanguard Capital Growth	December 31, 2020	Year Ended December 31, 2020	Year Ended December 31, 2020	Year Ended December 31, 2020

Vanguard Total Stock Index	December 31, 2020	Year Ended December 31, 2020	Year Ended December 31, 2020	Year Ended December 31, 2020

Vanguard Mid Cap Index	December 31, 2020	Year Ended December 31, 2020	Year Ended December 31, 2020	Year Ended December 31, 2020

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Separate Account B of American Fidelity Assurance Company

Report of Independent Registered Public Accounting Firm

Appendix B

Sub-Account	Statement of Changes in Net Assets for the	Financial Highlights for the

American Fund International	Year Ended December 31, 2019	Four Years Ended December 31, 2019

American Blue-Chip Income & Growth	Year Ended December 31, 2019	Year Ended December 31, 2019 And Period from May 1, 2018* to December 31, 2018

BNY Mellon Stock Index	Year Ended December 31, 2019	Four Years Ended December 31, 2019

BNY Mellon Sustainable US Equity	Year Ended December 31, 2019	Four Years Ended December 31, 2019

BNY Mellon Opportunistic Small Cap	Year Ended December 31, 2019	Two Years Ended December 31, 2019 And Period from October 1, 2017* to December 31, 2017

Vanguard Total Bond Market Index	Year Ended December 31, 2019	Four Years Ended December 31, 2019

Vanguard Balanced	Year Ended December 31, 2019	Four Years Ended December 31, 2019

Vanguard Capital Growth	Year Ended December 31, 2019	Four Years Ended December 31, 2019

Vanguard Total Stock Index	Year Ended December 31, 2019	Four Years Ended December 31, 2019

Vanguard Mid Cap Index	Year Ended December 31, 2019	Four Years Ended December 31, 2019

*	Date represents commencement of operations

4

AMERICAN FIDELITY SEPARATE ACCOUNT B

Statements of Assets and Liabilities

December 31, 2020

	Segregated Subaccounts
	American Fund International	American Blue Chip Income & Growth	BNY Mellon Stock Index	BNY Mellon Sustainable US Equity	BNY Mellon Opportunistic Small Cap

Investments:
American Fund International (1,310,462 shares at net asset value of $23.64 per share) (cost $25,468,280)	$30,979,333	—	—	—	—
American Blue Chip Income & Growth (4,882,087 shares at net asset value of $14.35 per share) (cost $60,619,341)	—	70,057,948	—	—	—
BNY Mellon Stock Index ( 2,964,919 shares at net asset value of $64.27 per share) (cost $114,340,316)	—	—	190,555,336	—	—
BNY Mellon Sustainable US Equity (1,163,500 shares at net asset value of $47.24 per share) (cost $37,036,759)	—	—	—	54,963,757	—
BNY Mellon Opportunistic Small Cap (1,907,686 shares at net asset value of $49.66 per share) (cost $71,648,849)	—	—	—	—	94,735,708
Subscription receivable	22,167	9,506	36,240	37,452	26,864
Receivable for pending investment transactions	—	7,371	21,557	—	2,325

Total assets	31,001,500	70,074,825	190,613,133	55,001,209	94,764,897
Liabilities:
Payable due to related party	1,274	2,854	7,759	2,241	3,889
Payable for pending investment transactions	9,014	—	—	29,627	—
Redemption payable	11,879	14,023	50,038	5,584	25,300

Total liabilities	22,167	16,877	57,797	37,452	29,189

Net assets	$30,979,333	70,057,948	190,555,336	54,963,757	94,735,708

Accumulation units outstanding	2,178,961	5,860,328	4,676,662	1,633,669	7,796,742
Accumulation unit value	$14.217	11.955	40.746	33.644	12.151

See accompanying notes to financial statements.

(Continued)

5

AMERICAN FIDELITY SEPARATE ACCOUNT B

Statements of Assets and Liabilities

December 31, 2020

	Segregated Subaccounts
	Vanguard Total Bond Market Index	Vanguard Balanced	Vanguard Capital Growth	Vanguard Total Stock Index	Vandguard Mid Cap Index

Investments:
Vanguard Total Bond Market Index (2,269,812 shares at net asset value of $12.81 per share) (cost $27,064,202)	$29,076,289	—	—	—	—
Vanguard Balanced (4,817,428 shares at net asset value of $25.68 per share) (cost $102,823,312)	—	123,711,562	—	—	—
Vanguard Capital Growth (2,145,883 shares at net asset value of $45.21 per share) (cost $65,333,344)	—	—	97,015,351	—	—
Vanguard Total Stock Index (1,978,207 shares at net asset value of $48.56 per share) (cost $69,174,390)	—	—	—	96,061,728	—
Vanguard Mid Cap Index (1,765,489 shares at net asset value of $25.77 per share) (cost $37,656,406)	—	—	—	—	45,496,661
Subscription receivable	20,229	16,489	34,350	23,873	25,222
Receivable for pending investment transactions	—	91,763	34,641	106,901	—
Receivable due to related partry	17,671	—	—	—	2,529

Total assets	29,114,189	123,819,814	97,084,342	96,192,502	45,524,412
Liabilities:
Payable due to related party	1,190	48,839	38,598	91,530	1,856
Payable for pending investment transactions	31,933	—	11,157	—	10,660
Redemption payable	4,777	59,413	19,236	39,244	15,235

Total liabilities	37,900	108,252	68,991	130,774	27,751

Net assets	$29,076,289	123,711,562	97,015,351	96,061,728	45,496,661

Accumulation units outstanding	1,911,160	4,385,473	2,322,108	5,183,529	2,691,363
Accumulation unit value	$15.214	28.209	41.779	18.532	16.905

See accompanying notes to financial statements.

6

AMERICAN FIDELITY SEPARATE ACCOUNT B

Statements of Operations

Year ended December 31, 2020 *

	Segregated Subaccounts
	American Fund International	American Blue Chip Income & Growth	BNY Mellon Stock Index	BNY Mellon Sustainable US Equity	BNY Mellon Opportunistic Small Cap

Net investment income (loss):
Investment income distribution from underlying mutual fund	$229,924	1,228,544	2,573,744	503,930	465,609

Less expenses:
Mortality and risk	292,235	762,090	2,022,563	588,427	828,349
Administration	35,068	91,451	242,707	70,611	109,802
Distribution	23,379	60,967	161,805	47,074	73,202

Total expenses	350,682	914,508	2,427,075	706,112	1,011,353

Net investment income (loss)	(120,758)	314,036	146,669	(202,182)	(545,744)

Realized gains (losses) on investments:
Realized gains distributions from underlying mutual fund	—	730,567	9,825,666	546,861	—
Proceeds from sales	490,054	2,691,423	5,116,877	2,716,995	3,413,745
Cost of investments sold	491,291	2,606,206	3,806,180	2,295,336	3,343,009

Net realized gains (losses) on investments sold	(1,237)	85,217	1,310,697	421,659	70,736

Net realized gains (losses) on investments	(1,237)	815,784	11,136,363	968,520	70,736

Unrealized appreciation on investments, end of year	5,511,053	9,438,607	76,215,020	17,926,998	23,086,859
Unrealized appreciation on investments, beginning of year	1,473,414	5,559,396	60,622,089	8,642,596	7,731,108

Change in unrealized appreciation on investments	4,037,639	3,879,211	15,592,931	9,284,402	15,355,751

Net increase in net assets from operations	$3,915,644	5,009,031	26,875,963	10,050,740	14,880,743

See accompanying notes to financial statements.

*	See Note 1(b) for inception dates of subaccount investment options.

(Continued)

7

AMERICAN FIDELITY SEPARATE ACCOUNT B

Statements of Operations

Year ended December 31, 2020 *

	Segregated Subaccounts
	Vanguard Total Bond Market Index	Vanguard Balanced	Vanguard Capital Growth	Vanguard Total Stock Index	Vanguard Mid Cap Index

Net investment income (loss):
Investment income distribution from underlying mutual fund	$630,603	2,900,040	1,067,990	1,194,837	492,950

Less expenses:
Mortality and risk	335,622	1,371,802	968,673	975,185	437,367
Administration	40,275	164,616	116,240	117,022	52,484
Distribution	26,850	109,744	77,494	78,015	34,989

Total expenses	402,747	1,646,162	1,162,407	1,170,222	524,840

Net investment income (loss)	227,856	1,253,878	(94,417)	24,615	(31,890)

Realized gains on investments:
Realized gains distributions from underlying mutual fund	—	3,536,699	2,273,852	2,305,091	1,845,700
Proceeds from sales	1,489,053	3,589,683	2,039,768	3,400,785	978,864
Cost of investments sold	1,410,381	3,374,973	1,695,190	2,989,946	978,394

Net realized gains on investments sold	78,672	214,710	344,578	410,839	470

Net realized gains on investments	78,672	3,751,409	2,618,430	2,715,930	1,846,170

Unrealized appreciation on investments, end of year	2,012,087	20,888,250	31,682,007	26,887,338	7,840,255
Unrealized appreciation on investments, beginning of year	840,984	15,632,141	20,751,630	14,595,321	2,950,888

Change in unrealized appreciation on investments	1,171,103	5,256,109	10,930,377	12,292,017	4,889,367

Net increase in net assets from operations	$1,477,631	10,261,396	13,454,390	15,032,562	6,703,647

See accompanying notes to financial statements.

*	See Note 1(b) for inception dates of subaccount investment options.

8

AMERICAN FIDELITY SEPARATE ACCOUNT B

Statements of Changes in Net Assets

Year ended December 31, 2020 *

	Segregated Subaccounts
	American Fund International	American Blue Chip Income & Growth	BNY Mellon Stock Index	BNY Mellon Sustainable US Equity	BNY Mellon Opportunistic Small Cap

Increase in net assets from operations:
Net investment income (loss)	$(120,758)	314,036	146,669	(202,182)	(545,744)
Net realized gains (losses) on investments	(1,237)	815,784	11,136,363	968,520	70,736
Unrealized appreciation during the year	4,037,639	3,879,211	15,592,931	9,284,402	15,355,751

Net increase in net assets from operations	3,915,644	5,009,031	26,875,963	10,050,740	14,880,743
Net increase (decrease) in net assets from contract transactions	4,539,013	979,446	3,624,408	(363,275)	951,921

Increase in net assets	8,454,657	5,988,477	30,500,371	9,687,465	15,832,664
Net assets, beginning of year	22,524,676	64,069,471	160,054,965	45,276,292	78,903,044

Net assets, end of year	$30,979,333	70,057,948	190,555,336	54,963,757	94,735,708

See accompanying notes to financial statements.

*	See Note 1(b) for inception dates of subaccount investment options

(Continued)

9

AMERICAN FIDELITY SEPARATE ACCOUNT B

Statements of Changes in Net Assets

Year ended December 31, 2020 *

	Segregated Subaccounts
	Vanguard Total Bond Market Index	Vanguard Balanced	Vanguard Capital Growth	Vanguard Total Stock Index	Vanguard Mid Cap Index
Increase in net assets from operations:
Net investment income (loss)	$227,856	1,253,878	(94,417)	24,615	(31,890)
Net realized gains on investments	78,672	3,751,409	2,618,430	2,715,930	1,846,170
Unrealized appreciation during the year	1,171,103	5,256,109	10,930,377	12,292,017	4,889,367

Net increase in net assets from operations	1,477,631	10,261,396	13,454,390	15,032,562	6,703,647
Net increase in net assets from contract transactions	3,618,380	5,214,499	9,079,628	5,275,554	5,996,375

Increase in net assets	5,096,011	15,475,895	22,534,018	20,308,116	12,700,022
Net assets, beginning of year	23,980,278	108,235,667	74,481,333	75,753,612	32,796,639

Net assets, end of year	$29,076,289	123,711,562	97,015,351	96,061,728	45,496,661

See accompanying notes to financial statements.

*	See Note 1(b) for inception dates of subaccount investment options

10

AMERICAN FIDELITY SEPARATE ACCOUNT B

Statements of Changes in Net Assets

Year ended December 31, 2019 *

	Segregated Subaccounts
	American Fund International	American Blue Chip Income & Growth	BR Advantage US Total Market	BR Basic Value	BNY Mellon Stock Index	BNY Mellon Sustainable US Equity
Increase in net assets from operations:
Net investment income (loss)	$72,996	608,887	(451,457)	(378,328)	331,410	(25,431)
Net realized gains on investments	464,892	94,776	5,534,352	686,571	8,324,038	1,333,176
Unrealized appreciation during the year	2,936,491	5,584,230	4,503,156	5,685,885	27,178,005	9,759,365

Net increase in net assets from operations	3,474,379	6,287,893	9,586,051	5,994,128	35,833,453	11,067,110
Net increase (decrease) in net assets from contract transactions	4,705,728	57,534,621	(68,711,157)	(56,623,721)	3,059,541	(9,222)

Increase (decrease) in net assets	8,180,107	63,822,514	(59,125,106)	(50,629,593)	38,892,994	11,057,888
Net assets, beginning of year	14,344,569	246,957	59,125,106	50,629,593	121,161,971	34,218,404

Net assets, end of year	$22,524,676	64,069,471	—	—	160,054,965	45,276,292

See accompanying notes to financial statements.

*	See Note 1(b) for inception dates of subaccount investment options

(Continued)

11

AMERICAN FIDELITY SEPARATE ACCOUNT B

Statements of Changes in Net Assets

Year ended December 31, 2019 *

	Segregated Subaccounts
	BNY Mellon Opportunistic Small Cap	Vanguard Total Bond Market Index	Vanguard Balanced	Vanguard Capital Growth	Vanguard Total Stock Index	Vanguard Mid Cap Index
Increase in net assets from operations:
Net investment income (loss)	$(500,464)	216,271	1,120,347	(285,044)	6,946	(37,706)
Net realized gains on investments	341,366	15,382	5,561,103	2,050,239	2,112,900	1,939,503
Unrealized appreciation during the year	8,056,749	1,219,312	11,530,259	12,012,265	14,071,619	4,543,297

Net increase in net assets from operations	7,897,651	1,450,965	18,211,709	13,777,460	16,191,465	6,445,094
Net increase in net assets from contract transactions	69,939,846	2,907,170	3,090,198	8,904,800	5,378,134	5,951,462

Increase in net assets	77,837,497	4,358,135	21,301,907	22,682,260	21,569,599	12,396,556
Net assets, beginning of year	1,065,547	19,622,143	86,933,760	51,799,073	54,184,013	20,400,083

Net assets, end of year	$78,903,044	23,980,278	108,235,667	74,481,333	75,753,612	32,796,639

See accompanying notes to financial statements.

*	See Note 1(b) for inception dates of subaccount investment options

12

AMERICAN FIDELITY SEPARATE ACCOUNT B

Financial Highlights

Five year period ended December 31

	American Fund International
	2020	2019	2018	2017	2016
Net assets	$30,979,333	22,524,676	14,344,569	12,668,725	6,836,899
Accumulation unit value	14.217	12.629	10.405	12.133	9.298
Number of accumulation units outstanding	2,178,961	1,783,508	1,378,638	1,044,192	735,319
Investment income as a percent of average net assets (1)	0.98%	1.90%	2.16%	1.70%	2.08%
Expenses as a percent of average net assets (2)	1.50	1.50	1.50	1.50	1.50
Total return (3)	12.57	21.37	(14.24)	30.49	2.24

	American Blue Chip Income & Growth
	2020	2019	2018**	2017	2016
Net assets	$70,057,948	64,069,471	246,957	—	—
Accumulation unit value	11.955	11.129	9.286	—	—
Number of accumulation units outstanding	5,860,328	5,756,983	26,596	—	—
Investment income as a percent of average net assets (1)	2.02%	3.39%	4.91%	—%	—%
Expenses as a percent of average net assets (2)	1.50	1.50	1.50	—	—
Total return (3)	7.42	19.85	(7.14)	—	—

	BNY Mellon Stock Index
	2020	2019	2018	2017	2016
Net assets	$190,555,336	160,054,965	121,161,971	126,134,190	101,944,562
Accumulation unit value	40.746	35.050	27.122	28.870	24.112
Number of accumulation units outstanding	4,676,662	4,566,524	4,467,343	4,369,077	4,227,910
Investment income as a percent of average net assets (1)	1.59%	1.74%	1.67%	1.73%	2.03%
Expenses as a percent of average net assets (2)	1.50	1.50	1.50	1.50	1.50
Total return (3)	16.25	29.23	(6.06)	19.73	10.04

	BNY Mellon Sustainable US Equity
	2020	2019	2018	2017	2016
Net assets	$54,963,757	45,276,292	34,218,404	36,374,615	32,100,604
Accumulation unit value	33.644	27.510	20.785	22.070	19.425
Number of accumulation units outstanding	1,633,669	1,645,792	1,646,325	1,648,121	1,652,522
Investment income as a percent of average net assets (1)	1.07%	1.44%	1.75%	1.13%	1.27%
Expenses as a percent of average net assets (2)	1.50	1.50	1.50	1.50	1.50
Total return (3)	22.30	32.36	(5.82)	13.62	8.73

	BNY Mellon Opportunistic Small Cap
	2020	2019	2018	2017*	2016
Net assets	$94,735,708	78,903,044	1,065,547	102,892	—
Accumulation unit value	12.151	10.274	8.551	10.726	—
Number of accumulation units outstanding	7,796,742	7,679,619	124,616	9,593	—
Investment income as a percent of average net assets (1)	0.63%	—%	—%	—%	—%
Expenses as a percent of average net assets (2) (4)	1.37	1.21	1.50	1.50	—
Total return (3)	18.27	20.15	(20.28)	7.26	—

	Vanguard Total Bond Market Index
	2020	2019	2018	2017	2016
Net assets	$29,076,289	23,980,278	19,622,143	18,000,157	15,691,375
Accumulation unit value	15.214	14.355	13.409	13.630	13.370
Number of accumulation units outstanding	1,911,160	1,670,462	1,463,326	1,320,673	1,173,619
Investment income as a percent of average net assets (1)	2.35%	2.49%	2.23%	2.32%	2.20%
Expenses as a percent of average net assets (2)	1.50	1.50	1.50	1.50	1.50
Total return (3)	5.98	7.06	(1.62)	1.95	0.94

	Vanguard Balanced
	2020	2019	2018	2017	2016
Net assets	$123,711,562	108,235,667	86,933,760	85,093,886	70,176,678
Accumulation unit value	28.209	25.872	21.442	22.534	19.940
Number of accumulation units outstanding	4,385,473	4,183,435	4,054,349	3,776,163	3,519,363
Investment income as a percent of average net assets (1)	2.64%	2.65%	2.31%	2.28%	2.41%
Expenses as a percent of average net assets (2)	1.50	1.50	1.50	1.50	1.50
Total return (3)	9.03	20.66	(4.85)	13.01	9.36

	Vanguard Capital Growth
	2020	2019	2018	2017	2016
Net assets	$97,015,351	74,481,333	51,799,073	44,502,600	28,171,742
Accumulation unit value	41.779	36.102	28.971	29.759	23.448
Number of accumulation units outstanding	2,322,108	2,063,086	1,787,978	1,495,425	1,201,454
Investment income as a percent of average net assets (1)	1.38%	1.05%	0.82%	1.09%	1.08%
Expenses as a percent of average net assets (2)	1.50	1.50	1.50	1.50	1.50
Total return (3)	15.73	24.61	(2.65)	26.92	9.19

(Continued)

13

AMERICAN FIDELITY SEPARATE ACCOUNT B

Financial Highlights

Five year period ended December 31

	Vanguard Total Stock Index
	2020	2019	2018	2017	2016
Net assets	$96,061,728	75,753,612	54,184,013	53,570,793	42,309,741
Accumulation unit value	18.532	15.605	12.115	12.991	10.902
Number of accumulation units outstanding	5,183,529	4,854,598	4,472,515	4,123,528	3,880,966
Investment income as a percent of average net assets (1)	1.53%	1.52%	1.50%	1.85%	1.44%
Expenses as a percent of average net assets (2)	1.50	1.50	1.50	1.50	1.50
Total return (3)	18.76	28.81	(6.74)	19.16	10.88

	Vanguard Mid Cap Index
	2020	2019	2018	2017	2016
Net assets	$45,496,661	32,796,639	20,400,083	17,591,592	10,516,593
Accumulation unit value	16.905	14.534	11.273	12.621	10.759
Number of accumulation units outstanding	2,691,363	2,256,608	1,809,647	1,393,854	977,494
Investment income as a percent of average net assets (1)	1.41%	1.37%	1.25%	1.07%	1.19%
Expenses as a percent of average net assets (2)	1.50	1.50	1.50	1.50	1.50
Total return (3)	16.31	28.93	(10.68)	17.31	9.46

*	The segregated subaccount was added as an investment option on October 1, 2017. Investment income and expense ratios are annualized and total return is not annualized.
**	The segregated subaccount was added as an investment option on May 1, 2018. Investment income and expense ratios are annualized and total return is not annualized.
(1)	These ratios represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund divided by the average net assets.
(2)

These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges and administrative charges. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

(3)

The total return for the period indicated, including changes in the value of the underlying fund, reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption for units. Inclusion of these expenses in the calculation would result in a reduction in the total return presented.

(4)

This charge will be reduced by 0.29% from June 14, 2019 to June 13, 2020 for participants in the BNY Mellon Opportunistic Small Cap Portfolio to reflect American Fidelity Assurance Company’s agreement to waive fees equal to the difference between (1) the Net Annual Operating Expenses of the Blackrock Advantage U.S Total Market V.I. Fund, and (2) the Total Annual Operating Expenses of the BNY Mellon Opportunistic Small Cap Portfolio. The agreement was made in connection with the replacement of the Blackrock Advantage U.S. Market V.I. Fund with the BNY Mellon Opportunistic Small Cap Portfolio on June 14, 2019.

See accompanying notes to financial statements.

14

AMERICAN FIDELITY SEPARATE ACCOUNT B

Notes to Financial Statements

December 31, 2020

(1)	Summary of Significant Accounting Policies

(a)	Organization

American Fidelity Separate Account B (Account B) is a separate account of American Fidelity Assurance Company (AFA), and is registered as a unit investment trust under the Investment Company Act of 1940, as amended. The inception date of Account B was October 27, 1997. Account B is an investment company and applies the specialized accounting and reporting guidance in Financial Accounting Standards Board (FASB) ASC Topic 946 Financial Services – Investment Companies.

The assets of each of the segregated subaccounts are held for the exclusive benefit of the variable annuity contract owners and are not chargeable with liabilities arising out of the business conducted by any other account or by AFA. Contract owners allocate their variable annuity purchase payments to one or more of the segregated subaccounts. Such payments are then invested in the various funds underlying the subaccounts (collectively referred to as the Funds).

The global outbreak of coronavirus disease 2019 (“COVID-19”) has disrupted global economic markets and adversely affected individual companies and investment products. The prolonged economic impact of COVID-19 is uncertain. The operation and financial performance of the issuers of securities underlying the fund in which the Account B invests depends on future developments, including the duration and spread of the outbreak, and such uncertainty may in turn impact the value of Account B’s investments.

(b)	Investments

On June 14, 2019, Blackrock Advantage US Total Market and Blackrock Basic Value were substituted with BNY Mellon Opportunistic Small Cap and American Blue Chip Income & Growth, respectively.

Investments in shares of the Funds are stated at fair value, which is the net asset value per share as determined daily by the Funds. Transactions are recorded on a trade-date basis by the Funds. Income from dividends and gains from realized gain distributions are recorded on the ex-distribution date.

Realized gains and losses from investment transactions and unrealized appreciation or depreciation of investments are determined on the average cost basis.

Account B groups its financial assets measured at fair value in three levels, based on inputs and assumptions used to determine the fair value. These levels are as follows:

•	Level 1 – quoted prices in active markets for identical securities.

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

•	Level 3 – significant unobservable inputs (including Account B’s own assumptions used to determine the fair value of investments).

(Continued)

15

AMERICAN FIDELITY SEPARATE ACCOUNT B

Notes to Financial Statements

December 31, 2020

There were no transfers of securities from Level 1 to Level 2 or vice versa throughout the year.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table summarizes the inputs used to value Account B’s net assets as of December 31, 2020:

Level 1 – Quoted prices	$832,653,673
Level 2 – Other significant observable inputs	—
Level 3 – Significant unobservable inputs	—

Total	$832,653,673

(c)	Federal Income Taxes

Account B is not taxed separately because the operations of Account B are part of the total operations of AFA. AFA files its Federal income tax returns, under sections of the Internal Revenue Code (the Code) applicable to life insurance companies, as part of the American Fidelity Corporation and Subsidiaries consolidated Federal income tax returns. Account B will not be taxed as a “regulated investment company” under subchapter M of the Code. Based on this, no charge is being made currently to Account B for Federal income taxes. AFA will review periodically the status of this policy in the event of changes in the tax law. A charge may be made in future years for any Federal income taxes that would be attributable to the contracts.

Account B recognizes and measures unrecognized tax positions in accordance with FASB ASC 740. Account B has no unrecognized tax positions as of December 31, 2020.

As of December 31, 2020, Account B has no accrued interest and penalties related to unrecognized tax positions. Account B would recognize interest accrued related to unrecognized tax positions in interest expense and penalties accrued in operating expense, should they occur.

The tax years 2017 through 2020 remain open to examination by the major taxing jurisdictions to which Account B is subject. Account B, as part of AFA, is not currently under examination by any taxing authority and does not expect any material changes to its unrecognized tax positions within the next twelve months.

(Continued)

16

AMERICAN FIDELITY SEPARATE ACCOUNT B

Notes to Financial Statements

December 31, 2020

(d)	Annuity Reserves

Annuity reserves are computed for current payable contracts according to the Progressive Annuity Mortality Table. The assumed interest rate is 3.5% unless the annuitant elects otherwise, in which case the rate may vary from 0% to 5.0% as regulated by the laws of the respective states. Charges to annuity reserves for mortality and expense risks experience are reimbursed to AFA, if the reserves required are less than originally estimated.

If additional reserves are required, AFA reimburses Account B. As of December 31, 2020, there were no contract owners who had elected the variable annuity method of payout. Accordingly, Account B held no annuity reserves as of December 31, 2020.

(e)	Use of Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the reporting period. Actual results could differ from those estimates.

(2)	Expenses and Related-Party Transactions

AFA manages the operations of Account B and assumes certain mortality and expense risks under the variable annuity contracts. Administrative fees are equal to 0.0004110% of the Funds’ daily net assets (0.15% per annum). Mortality and expense fees are equal to 0.0034247% of the Funds’ daily net assets (1.25% per annum). All such fees were paid to AFA. Distribution fees are equal to 0.0002740% of the Funds’ daily net assets (0.10% per annum). Policy maintenance charges, which are deducted from contract owners’ accounts, are equal to $15 per policy per year after August 1, 2008. Policy maintenance charges are reflected as withdrawal of funds in the accompanying statements of changes in net assets and were as follows for the years ended December 31:

	2020	2019
American Fund International	$31,616	28,470
American Blue Chip Income & Growth	34,820	26,176
BR Advantage US Total Market	—	20,890
BR Basic Value	—	8,649
BNY Mellon Stock Index	134,670	119,641
BNY Mellon Sustainable US Equity	27,165	25,898
BNY Mellon Opportunistic Small Cap	51,423	37,539
VG Total Bond Market Index	19,671	17,832
VG Balanced	75,486	72,269
VG Capital Growth	72,474	64,547
VG Total Stock Index	59,912	51,380
VG Mid Cap Index	39,455	35,040

(Continued)

17

AMERICAN FIDELITY SEPARATE ACCOUNT B

Notes to Financial Statements

December 31, 2020

During the accumulation period, contract owners may partially or totally withdraw from Account B by surrendering a portion or all of their accumulation units. The Code may limit certain withdrawals based upon age, disability, and other factors. When contract owners withdraw, they receive the current value of their accumulation units, less applicable withdrawal charges. These withdrawal charges, assessed through the redemption of units, range from 8.0% during policy year one to 0% beginning in policy year nine. Distribution fees, policy maintenance and withdrawal charges were paid to American Fidelity Securities, Inc., an affiliated broker dealer company.

(3)	Unit Activity from Contract Transactions

Contract transactions for each segregated subaccount for the years ended December 31, 2020 and 2019 were as follows:

	2020 – Segregated Subaccounts
	American Fund International		AM Blue Chip Income & Growth
	Units	Dollars	Units	Dollars

Payments received	563,618	$6,505,009	575,909	$5,942,158
Withdrawal of funds	(168,165)	(1,965,996)	(472,564)	(4,962,712)

Net change from contract transactions	395,453	$4,539,013	103,345	$979,446

	2020 – Segregated Subaccounts
	BNY Mellon Stock Index		BNY Mellon Sustainable US Equity
	Units	Dollars	Units	Dollars

Payments received	459,026	$15,794,924	134,106	$3,741,257
Withdrawal of funds	(348,888)	(12,170,516)	(146,229)	(4,104,532)

Net change from contract transactions	110,138	$3,624,408	(12,123)	$(363,275)

	2020 – Segregated Subaccounts
	BNY Mellon VIF Opp Small Cap		VG Total Bond Market Index
	Units	Dollars	Units	Dollars

Payments received	905,235	$8,320,381	459,036	$6,875,348
Withdrawal of funds	(788,112)	(7,368,460)	(218,338)	(3,256,968)

Net change from contract transactions	117,123	$951,921	240,698	$3,618,380

(Continued)

18

AMERICAN FIDELITY SEPARATE ACCOUNT B

Notes to Financial Statements

December 31, 2020

	2020 – Segregated Subaccounts
	VG Balanced		VG Capital Growth
	Units	Dollars	Units	Dollars

Payments received	552,392	$14,024,558	454,304	$15,842,754
Withdrawal of funds	(350,354)	(8,810,059)	(195,282)	(6,763,126)

Net change from contract transactions	202,038	$5,214,499	259,022	$9,079,628

	2020 – Segregated Subaccounts
	VG Total Stock Market Index		VG Total Mid Cap Index
	Units	Dollars	Units	Dollars

Payments received	863,414	$13,258,742	667,723	$9,220,820
Withdrawal of funds	(534,483)	(7,983,188)	(232,968)	(3,224,445)

Net change from contract transactions	328,931	$5,275,554	434,755	$5,996,375

	2019 – Segregated Subaccounts
	American Fund International		AM Blue Chip Income & Growth
	Units	Dollars	Units	Dollars

Payments received	512,957	$5,964,500	6,003,965	$60,362,995
Withdrawal of funds	(108,087)	(1,258,772)	(273,578)	(2,828,374)

Net change from contract transactions	404,870	$4,705,728	5,730,387	$57,534,621

	2019 – Segregated Subaccounts
	BR Advantage US Total MKT		BR Basic Value
	Units	Dollars	Units	Dollars

Payments received	56,939	$2,770,390	83,546	$2,197,762
Withdrawal of funds	(1,418,127)	(71,481,547)	(2,195,387)	(58,821,483)

Net change from contract transactions	(1,361,188)	$(68,711,157)	(2,111,841)	$(56,623,721)

(Continued)

19

AMERICAN FIDELITY SEPARATE ACCOUNT B

Notes to Financial Statements

December 31, 2020

	2019 – Segregated Subaccounts
	BNY Mellon Stock Index		BNY Mellon Sustainable US Equity
	Units	Dollars	Units	Dollars

Payments received	455,891	$14,337,187	110,541	$2,706,266
Withdrawal of funds	(356,710)	(11,277,646)	(111,074)	(2,715,488)

Net change from contract transactions	99,181	$3,059,541	(533)	$(9,222)

	2019 – Segregated Subaccounts
	BNY Mellon VIF Opp Small Cap		VG Total Bond Market Index
	Units	Dollars	Units	Dollars
Payments received	7,992,771	$74,131,476	328,461	$4,611,857
Withdrawal of funds	(437,768)	(4,191,630)	(121,325)	(1,704,687)

Net change from contract transactions	7,555,003	$69,939,846	207,136	$2,907,170

	2019 – Segregated Subaccounts
	VG Balanced		VG Capital Growth
	Units	Dollars	Units	Dollars

Payments received	536,722	$12,802,761	443,715	$14,357,662
Withdrawal of funds	(407,636)	(9,712,563)	(168,607)	(5,452,862)

Net change from contract transactions	129,086	$3,090,198	275,108	$8,904,800

	2019 – Segregated Subaccounts
	VG Total Stock Market Index		VG Total Mid Cap Index
	Units	Dollars	Units	Dollars

Payments received	783,793	$11,060,730	631,344	$8,420,796
Withdrawal of funds	(401,710)	(5,682,596)	(184,383)	(2,469,334)

Net change from contract transactions	382,083	$5,378,134	446,961	$5,951,462

(Continued)

20

AMERICAN FIDELITY SEPARATE ACCOUNT B

Notes to Financial Statements

December 31, 2020

(4)	Subsequent Events

There were no material events that occurred subsequent to December 31, 2020. Subsequent events have been considered through March 8, 2021, the date the financial statements were issued.

21

AMERICAN FIDELITY ASSURANCE COMPANY

Statutory Financial Statements and Schedules

December 31, 2020 and 2019

(With Independent Auditors’ Report Thereon)

Deloitte & Touche LLP 100N. Broadway Ave. Suite 3250 Oklahoma City, OK 73102 USA Tel: 918-560-1400 www.deloitte.com

INDEPENDENT AUDITORS’ REPORT

The Board of Directors and Management of American Fidelity Assurance Company

We have audited the accompanying statutory-basis financial statements of American Fidelity Assurance Company (the “Company”), which comprise the statutory-basis statements of admitted assets, liabilities, and capital and surplus as of December 31, 2020, and the related statutory-basis statements of operations, changes in capital and surplus, and cash flow for the year then ended, and the related notes to the statutory-basis financial statements.

Management’s Responsibility for the Statutory-basis Financial Statements

Management is responsible for the preparation and fair presentation of these statutory-basis financial statements in accordance with the accounting practices prescribed or permitted by the Oklahoma Insurance Department. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.

Auditors’ Responsibility

Our responsibility is to express an opinion on these statutory-basis financial statements based on our audit. We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the statutory-basis financial statements are free from material misstatement.

An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the statutory-basis financial statements. The procedures selected depend on the auditor’s judgment, including the assessment of the risks of material misstatement of the statutory-basis financial statements, whether due to fraud or error. In making those risk assessments, the auditor considers internal control relevant to the Company’s preparation and fair presentation of the statutory-basis financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the statutory-basis financial statements.

We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinion.

Basis for Adverse Opinion on Accounting Principles Generally Accepted in the United States of America

As described in Note 1 to the statutory-basis financial statements, the statutory-basis financial statements are prepared by American Fidelity Assurance Company using the accounting practices prescribed or permitted by the Oklahoma Insurance Department, which is a basis of accounting other than accounting principles generally accepted in the United States of America, to meet the requirements of the Oklahoma Insurance Department.

The effects on the statutory-basis financial statements of the variances between the statutory-basis of accounting and accounting principles generally accepted in the United States of America are also described in Note 19 to the statutory-basis financial statements.

Adverse Opinion on Accounting Principles Generally Accepted in the United States of America

In our opinion, because of the significance of the matter described in the Basis for Adverse Opinion on Accounting Principles Generally Accepted in the United States of America paragraph, the statutory-basis financial statements referred to above do not present fairly, in accordance with accounting principles generally accepted in the United States of America, the financial position of American Fidelity Assurance Company as of December 31, 2020, or the results of its operations or its cash flows for the year then ended.

Opinion on Statutory-basis Basis of Accounting

In our opinion, the statutory-basis financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities, and surplus of American Fidelity Assurance Company as of December 31, 2020, and the results of its operations and its cash flows for the years then ended in accordance with the accounting practices prescribed or permitted by the Oklahoma Insurance Department as described in Note 1 to the statutory-basis financial statements.

Predecessor Auditors’ Opinion on 2019 and 2018 Statutory-basis Financial Statements

The statutory-basis financial statements of American Fidelity Assurance Company as of and for the years ended December 31, 2019 and December 31, 2018, were audited by other auditors whose reports, dated April 13, 2020 and April 19, 2019, respectively, expressed an opinion that those statutory-basis financial statements were not fairly presented in accordance with accounting principles generally accepted in the United States of America; however, such report also expressed an unmodified opinion on those statutory-basis financial statements in accordance with the accounting practices prescribed or permitted by the Oklahoma Insurance Department as described in Note 1 to the statutory-basis financial statements.

Report on Supplemental Schedules

Our audit was conducted for the purpose of forming an opinion on the 2020 statutory-basis financial statements as a whole. The supplemental information included in Schedule I – Summary of Investments – Other than Investments in Related Parties, Schedule III – Supplementary Insurance Information, and Schedule IV – Reinsurance are presented for purposes of additional analysis and are not a required part of the statutory-basis financial statements. These schedules are the responsibility of the Company’s management and were derived from and relate directly to the underlying accounting and other records used to prepare the statutory-basis financial statements. Such 2020 schedules have been subjected to the auditing procedures applied in our audit of the 2020 statutory-basis financial statements and certain additional procedures, including comparing and reconciling such schedules directly to the underlying accounting and other records used to prepare the 2020 statutory-basis financial statements or to the 2020 statutory-basis financial statements themselves, and other additional procedures in accordance with auditing standards generally accepted in the United States of America. In our opinion, such 2020 schedules are fairly stated in all material respects in relation to the 2020 statutory-basis financial statements as a whole. The 2019 and 2018 supplementary schedules were subjected to auditing procedures by other auditors whose report, dated April 13, 2020 and April 19, 2019, referred to above, stated that such schedules are fairly stated in all material respects in relation to the 2019 and 2018 statutory-basis financial statements as a whole.

April 16, 2021

AMERICAN FIDELITY ASSURANCE COMPANY

Statutory Statements of Admitted Assets,

Liabilities, and Capital and Surplus

December 31, 2020 and 2019

Admitted Assets	2020	2019
Cash and invested assets:
Bonds, at amortized cost (fair value: $5,028,231,398 and $4,652,363,276 at December 31, 2020 and 2019, respectively)	$4,469,822,457	$4,374,405,435
Preferred stocks, at cost (fair value: $11,784,136 and $19,455,638 at December 31, 2020 and 2019, respectively)	9,295,646	17,647,066
Common stocks, at fair value (cost: $11,949,640 and $11,949,875 at December 31, 2020 and 2019, respectively)	24,895,756	23,741,020
Common stock, investment in affiliates at equity value	1,557,559	1,335,908
Mortgage loans on real estate	611,162,513	550,520,170
Investment real estate, at cost (less accumulated depreciation of $14,586,477 and $11,969,556 at December 31, 2020 and 2019, respectively, and less encumbrances of $28,652,758 and $30,097,988 at December 31, 2020 and 2019, respectively)	22,602,751	23,773,327
Policy loans	53,764,175	56,447,154
Cash and short-term investments, at cost, which approximates fair value	253,133,660	289,209,412
Other invested assets	196,029,747	56,152,849

Total cash and invested assets	5,642,264,264	5,393,232,341

Life insurance premiums and annuity considerations deferred and uncollected	46,215,145	44,924,305
Accident and health premiums due and unpaid	69,704,390	81,075,450
Investment income due and accrued	39,671,498	40,762,334
Amounts recoverable from reinsurers	3,173,135	1,417,663
Other receivables under reinsurance contracts	9,395,239	9,486,135
Net deferred tax assets	40,992,928	32,308,666
Other assets	78,199,924	72,905,510
Separate accounts’ assets	1,163,052,255	980,712,323

Total admitted assets	$7,092,668,778	$6,656,824,727

AMERICAN FIDELITY ASSURANCE COMPANY

Statutory Statements of Admitted Assets,

Liabilities, and Capital and Surplus

December 31, 2020 and 2019

Liabilities and Capital and Surplus	2020	2019
Aggregate reserves:
Life policies and contracts	$2,660,423,121	$2,517,865,702
Accident and health policies	804,697,462	765,011,449

Total aggregate reserves	3,465,120,583	3,282,877,151

Policy and contract claims reserves	138,418,683	137,286,075
Liability for premiums and other deposit funds	21,241,323	22,990,986
Remittances and items not allocated	28,216,708	45,793,086
General insurance expenses, taxes, licenses, and fees due or accrued	143,908,531	99,013,620
Funds held under coinsurance	659,562,084	691,753,769
Other liabilities	385,029,549	354,457,691
Borrowed money	497,463,596	497,645,003
Separate Accounts’ liabilities	1,163,052,255	980,712,323

Total liabilities	6,502,013,312	6,112,529,704

Capital and surplus:
Common stock (par value $10 per share, 250,000 shares authorized, issued, and outstanding)	2,500,000	2,500,000
Paid-in capital	5,887,698	5,887,698
Unassigned surplus	582,267,768	535,907,325

Total capital and surplus	590,655,466	544,295,023

Total liabilities and capital and surplus	$7,092,668,778	$6,656,824,727

See accompanying notes to statutory financial statements.

AMERICAN FIDELITY ASSURANCE COMPANY

Statutory Statements of Operations

Years ended December 31, 2020, 2019, and 2018

	2020	2019	2018
Income:
Life insurance premiums and annuity considerations	$398,930,730	$370,729,063	$348,399,110
Accident and health insurance premiums	814,685,417	805,431,515	739,319,233
Consideration for supplementary contracts with life contingencies	683,822	966,339	1,141,320
Net investment income (less investment expenses of $39,848,529, $39,359,896, and $33,696,562 in 2020, 2019 and 2018, respectively)	178,254,041	180,829,179	184,959,903
Commissions and expense allowances on reinsurance ceded	(2,210,179)	(8,051,076)	(5,957,867)
Other income	71,650,337	58,903,173	56,076,296

Total income	1,461,994,168	1,408,808,193	1,323,937,995

Benefits and other deductions:
Death benefits and matured endowments	46,604,642	33,395,707	29,675,601
Annuity benefits	58,018	186,437	2,665,949
Accident and health and disability benefits	372,018,164	419,763,284	368,901,423
Interest and adjustments on policy or deposit-type contract funds	1,409,099	25,501,129	1,559,015
Other benefits to policyholders and beneficiaries	186,501,269	187,510,674	182,961,204
Increase in aggregate reserves for future policy benefits	182,243,430	159,527,561	135,268,507
Selling Cost	152,010,789	147,532,277	145,679,305
Commissions and expense allowances on reinsurance assumed	10,035,197	12,172,355	13,121,320
General insurance expenses, taxes, licenses, and fees	308,537,638	278,219,501	316,679,535
Other	30,482,767	28,436,859	27,463,979

Total benefits and expenses	1,289,901,013	1,292,245,784	1,223,975,838

Income before federal income taxes and net realized capital gains	172,093,155	116,562,409	99,962,157

Federal income taxes	42,030,768	26,428,520	7,521,969

Income before net realized capital gains	130,062,387	90,133,889	92,440,188

Net realized capital gains, net of federal income tax expense (benefit) of $9,831,862, $9,599,983, and $(9,142,363) in 2020, 2019, and 2018, respectively (excluding gains (losses) of $36,919,740, $37,515,252, and $(4,218,990) transferred to the interest maintenance reserve in 2020, 2019, and 2018 respectively)	130,105,628	145,877	6,448,632

Net income	$260,168,015	$90,279,766	$98,888,820

See accompanying notes to statutory financial statements.

AMERICAN FIDELITY ASSURANCE COMPANY

Statutory Statements of Changes in Capital and Surplus

Years ended December 31, 2020, 2019, and 2018

	2020	2019	2018
Capital and surplus, beginning of year	$544,295,023	$505,225,949	$430,624,340

Net income	130,105,628	90,279,766	98,888,820
Change in net unrealized capital gains, net of tax (expense) benefit of $(1,042,306), $(517,132), and $40,364 for 2020, 2019 and 2018, respectively	13,818,084	7,466,637	8,814,035
Change in net deferred tax assets	(3,694,296)	10,740,955	(3,533,775)
Change in nonadmitted assets	(9,924,284)	(11,040,546)	10,497,598
Change in asset valuation reserve	(90,000,000)	2,490,485	(4,822,912)
Dividends paid to stockholder	1,097,663	(60,000,000)	(35,000,000)
Change in liability for reinsurance in unauthorized companies	(247,564)	(438,425)	22,981
Other changes	46,360,443	(429,798)	(265,138)

Net change in capital and surplus	87,515,674	39,069,074	74,601,609

Capital and surplus, end of year	$631,810,697	$544,295,023	$505,225,949

See accompanying notes to statutory financial statements.

AMERICAN FIDELITY ASSURANCE COMPANY

Statutory Statements of Cash Flow

Years ended December 31, 2020, 2019, and 2018

	2020	2019	2018
Premiums and annuity considerations, net of reinsurance	$1,219,955,245	$1,131,351,981	$1,091,465,791
Allowances and reserve adjustments on reinsurance ceded	(2,196,295)	(10,512,331)	(5,957,867)
Investment income received	179,615,969	179,977,287	182,510,343
Other income	60,719,250	54,492,425	49,891,286
Life and accident and health claims paid	(421,632,215)	(435,539,514)	(390,836,382)
Surrender benefits and other fund withdrawals paid	(184,029,923)	(184,922,205)	(131,850,901)
Other benefits to policyholders paid	(27,871,613)	(27,087,029)	(83,588,529)
Commissions and other expenses paid	(423,464,644)	(439,633,273)	(454,077,905)
Federal income taxes paid	(44,804,373)	(27,649,958)	(9,602,014)
Dividends paid to policyholders	(1,068,294)	(953,445)	(884,406)

Net cash from operations	355,223,107	239,523,938	247,069,416

Proceeds from investments sold, matured, or repaid:
Bonds	1,406,341,435	1,446,951,582	492,427,928
Stocks	8,412,975	1,308,755	1,553,668
Mortgage loans	50,969,334	41,085,883	69,461,272
Other	1,842,510	28,750,000	265,306

Total investment proceeds	1,467,566,254	1,518,096,220	563,708,174

Cost of investments acquired:
Bonds	(1,452,433,728)	(1,654,975,728)	(567,992,125)
Stocks	—	(13,435,846)	—
Mortgage loans	(111,611,678)	(107,350,000)	(73,442,830)
Other	(169,235,338)	(13,117,507)	(18,175,686)

Total investments acquired	(1,733,280,744)	(1,788,879,081)	(659,610,641)

Net change in policy loans and loans on fund deposits	2,682,979	228,055	(1,408,951)

Net cash from investing	(263,031,511)	(270,554,806)	(97,311,418)

Other cash provided	26,997,101	63,006,680	36,178,981
Dividends paid to stockholder	(90,000,000)	(60,000,000)	(35,000,000)
Other cash applied	(65,264,449)	(19,681,973)	(55,852,809)

Net cash used in financing and miscellaneous sources	(128,267,348)	(16,675,293)	(54,673,828)

Net change in cash and short-term investments	(36,075,752)	(47,706,161)	95,084,170

Cash and short-term investments, beginning of year	289,209,412	336,915,573	241,831,403

Cash and short-term investments, end of year	$253,133,660	$289,209,412	$336,915,573

See accompanying notes to statutory financial statements.

AMERICAN FIDELITY ASSURANCE COMPANY

Notes to Statutory Financial Statements

(1)	Significant Accounting Policies

(a) Business

American Fidelity Assurance Company (AFA or the Company) provides a variety of financial services. AFA is a wholly owned subsidiary of American Fidelity Corporation (AFC), a Nevada insurance holding company. AFA is domiciled in the state of Oklahoma. The Company is subject to state insurance regulations and periodic examinations by state insurance departments.

AFA is licensed in 49 states, as well as the District of Columbia, American Samoa, Puerto Rico, and Guam, with approximately 41% of direct premiums written in Oklahoma, Texas, and California. Activities of AFA are largely concentrated in the group disability income, group and individual annuity, supplemental health, and individual medical markets. In addition, individual and group life business is also conducted. The main thrust of AFA’s sales is worksite marketing of voluntary products through the use of payroll deduction. The Company sells these voluntary products through a salaried sales force that is broken down into two primary divisions: the Association Worksite Division (AWD) and American Fidelity Educational Services (AFES). AWD specializes in voluntary disability income insurance programs aimed at selected groups and associations whose premiums are funded by employees through payroll deductions. AFES focuses on marketing to public school employees with voluntary insurance products such as disability income, tax-sheltered annuities, life insurance, dread disease, and accident only. These premiums are also funded by employees through payroll deductions. The expertise gained by the Company in worksite marketing of voluntary products is used by the Strategic Alliances Division in developing products to meet special situations. The Life Division was formed upon the acquisition of a block of life business in 2000. This division is marketing individual life products through independent brokers in the United States of America and Latin America.

These statutory financial statements were prepared for the purpose of filing with the various state insurance departments.

(b) Basis of Presentation

The accompanying statutory financial statements of the Company have been prepared in conformity with accounting practices prescribed or permitted by the Oklahoma Insurance Department, which is a comprehensive basis of accounting other than U.S. generally accepted accounting principles (GAAP). Certain amounts in prior year have been reclassified to conform to the current year presentation. Effective January 1, 2001, the National Association of Insurance Commissioners (NAIC) and the Oklahoma Insurance Department required that insurance companies domiciled in the state of Oklahoma prepare their statutory basis financial statements in accordance with the NAIC Accounting Practices and Procedures Manual Statements of Statutory Accounting Principles (SSAP) subject to any deviations prescribed or permitted by the Insurance Commissioner of the state of Oklahoma (the Commissioner). There are no differences between the accounting practices prescribed or permitted by the Oklahoma Insurance Department and the accounting practices prescribed and permitted by the NAIC. There have been no permitted practices granted to the Company for 2020, 2019, and 2018 by the Oklahoma Insurance Department.

AMERICAN FIDELITY ASSURANCE COMPANY

Notes to Statutory Financial Statements

SSAP differ from GAAP in several respects, which cause differences in reported assets, liabilities, stockholder’s equity (statutory capital and surplus), net income, and cash flows. The principal SSAP that differ from GAAP include the following:

•	The financial statements of subsidiaries are not consolidated and are accounted for as investments in common stock.

•

Investments in bonds and preferred stocks are carried amortized cost, cost, or the lower of cost or fair value; under GAAP, investments in bonds and preferred stock, other than those classified as held-to-maturity, are carried at fair value.

•

Certain assets (principally certain deferred taxes, furniture, equipment, prepaid expenses, and premiums due from policyholders, agents’ balances, and amounts recoverable from reinsurers over 90 days) have been designated as nonadmitted assets and excluded from assets by a charge to statutory surplus. Under GAAP, such amounts are carried at amortized cost.

•

Aggregate reserves for life, annuities, and accident and health are based on statutory mortality and interest requirements without consideration for anticipated withdrawals except where allowed. Morbidity assumptions are based on the statutory morbidity requirements or Company’s experience where allowed. Under GAAP, the reserves are based on either (i) the present value of future benefits less the present value of future net premiums based on mortality, morbidity, and other assumptions that were appropriate at the time the policies were issued or acquired, or (ii) the account value for certain contracts without significant life contingencies.

•

The interest maintenance reserve (IMR) represents the deferral of interest-related realized gains and losses, net of tax, on primarily fixed maturity investments, which are amortized into income over the remaining life of the investment sold. No such reserve is required under GAAP.

•

Deferred income taxes are recognized for both SSAP and GAAP; however, the amount permitted to be recognized is generally more restrictive under SSAP and the change in deferred taxes is reported as a direct charge to surplus.

•

The asset valuation reserve (AVR) represents a contingency reserve for credit-related risk on most invested assets of the Company, and is charged to statutory surplus. No such reserve is required under GAAP.

•

Policy acquisition costs are expensed as incurred, while under GAAP, successful acquisition costs are deferred and recognized over either (1) the expected premium-paying period or (2) the estimated life of the contract.

•	Reserves are reported net of ceded reinsurance; under GAAP, reserves are reported gross with a corresponding reinsurance receivable.

•

A 100% provision is established for unsecured reinsurance recoverable balances from unauthorized reinsurers. The change in this provision is credited or charged to unassigned surplus. Under GAAP, a provision is established for uncollectible reinsurance balances with any changes to this provision reflected in earnings for the period.

•

All leases are accounted for as operating leases, and rental payments under these leases are charged to expense when incurred. Under GAAP, leases are classified as either capital or operating according to the provisions of Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) Topic 840, Leases.

AMERICAN FIDELITY ASSURANCE COMPANY

Notes to Statutory Financial Statements

•

The statements of operations are different in certain respects, with life and annuity premiums being recognized as revenue when the policies and contracts are issued. Under GAAP, premiums on life insurance policies are recognized when due; premiums on annuity contracts are not recognized as revenue, but as deposits.

•

Revenues for universal life policies and investment products consist of the entire premium received, and benefits represent the death benefits paid and the change in policy reserves, unless the products do not incorporate mortality or morbidity risk. Under GAAP, premiums received in excess of policy charges are not recognized as premium revenue, and benefits represent the excess of benefits paid over the policy account values and interest credited to the account values.

•

The statements of cash flow differ in certain respects from the presentation required under GAAP, including the presentation of the changes in cash and short-term investments instead of cash and cash equivalents. Short-term investments include securities with maturities, at the time of acquisition, of one year or less. For statutory purposes, there is no reconciliation between net income and cash from operations.

•	A statement of comprehensive income is not required for SSAP reporting.

•

Investment in subsidiaries are generally carried on a statutory equity basis with equity in the earnings of subsidiaries reflected in unassigned surplus; under U.S. GAAP, subsidiaries are consolidated, and results of operations are included in net income.

(c) Use of Estimates

The preparation of financial statements in conformity with accounting practices prescribed or permitted by the Oklahoma Insurance Department, Annual Statement Instructions, and NAIC Manual requires management to make estimates and assumptions that affect the reported amounts of admitted assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.

Management evaluates its estimates and assumptions on an ongoing basis using historical experience and other factors, including the current economic environment, which management believes to be reasonable under the circumstances. The Company adjusts such estimates and assumptions when facts and circumstances dictate. As future events and their effects cannot be determined with precision, actual results could differ significantly from these estimates. Changes in those estimates resulting from continuing changes in the economic environment will be reflected in the financial statements in the period in which they occur. Principal estimates that could change in the future are the fair value of investments, whether a security is other-than-temporarily impaired, and the actuarial assumptions used in establishing policy liabilities.

(d) Investments in Affiliates, Joint Ventures, Partnerships, or Limited Liability Companies

The statutory financial statements include the Company’s investment in its wholly owned subsidiaries. Intercompany accounts and transactions have not been eliminated in the statutory financial statements. The Company’s wholly and majority-owned subsidiaries at December 31, 2020 and 2019 are noninsurance entities that have no significant ongoing operations other than to hold assets that are primarily for the direct or indirect benefit or use of the Company or its affiliates, and are carried at the underlying equity of the respective entity’s financial statements adjusted to a statutory basis of accounting.

AMERICAN FIDELITY ASSURANCE COMPANY

Notes to Statutory Financial Statements

The Company’s investments in joint ventures, partnerships, and limited liability companies are recorded at cost, adjusted for the Company’s share of the GAAP basis earnings or losses of the investee, net of any distributions received. Such investments are reported as other invested assets and the related adjustments are reported as unrealized capital gains or losses in surplus.

(e) Investments

The investment portfolio includes bonds, preferred stocks, common stocks, mortgage loans, real estate, policy loans, other invested assets, and short-term investments.

Investments are carried in accordance with rules established by the NAIC. Bonds are carried at cost, adjusted where appropriate for accretion of premium or amortization of discount using the scientific interest method and taking into consideration stated interest and principal provisions. Additionally, bonds rated as NAIC 6 are carried at the lower of their cost or fair market value. Preferred stocks are carried at the lower of cost or fair value since there is no premium or discount. Common stocks are carried at fair value. Policy loans are stated at their aggregate unpaid balances. Mortgage loans on real estate are stated at their aggregate unpaid balances. Real estate held for investment is carried at cost less accumulated depreciation and encumbrances. Encumbrances as of December 31, 2020 and 2019 were approximately $28,653,000 and $30,098,000, respectively. The promissory note bears interest at 4.32% and is due in monthly installments of approximately $103,000 (including interest) to 2022. Property occupied by the Company is carried at cost, less accumulated depreciation.

Realized gains or losses are determined on the specific identification basis. Unrealized gains and losses on common stocks of affiliates and nonaffiliates are accounted for as direct increases or decreases in surplus.

Because the Company’s primary business is in the insurance industry, the Company holds a significant amount of assets that it intends to match with its liabilities in relation to maturity and interest margin. In order to maximize earnings and minimize risk, the Company invests in a diverse portfolio of investments. The portfolio is diversified by geographic region, investment type, underlying collateral, maturity, and industry. Management does not believe that the Company has any significant concentrations of credit risk in its investments.

The Company generally does not invest in any low investment-grade high-yield investment bonds (junk bonds). Certain bonds are guaranteed by the U.S. government. The Company limits its risks by investing in bonds and stocks of rated companies, mortgage loans adequately collateralized by real estate, selective real estate supported by appraisals, and policy loans collateralized by policy cash values. In addition, the Company performs due diligence procedures prior to making mortgage loans. These procedures include evaluations of the credit worthiness of the mortgagees and/or tenants and independent appraisals.

The maximum and minimum lending rates for mortgage loans originated during 2020 were 4.10% and 3.00%, respectively. The maximum and minimum lending rates for mortgage loans originated during 2019 were 5.00% and 3.50%, respectively. The maximum and minimum lending rates for mortgage loans originated during 2018 were 5.06% and 4.17%, respectively. The maximum percentage of any one loan to the value of security at the time of the loan, exclusive of insured or guaranteed or purchase money mortgages was 80% during 2020, 2019, and 2018. During 2020, 2019, and 2018, the Company did not reduce interest rates on any outstanding mortgage loans. The Company held no mortgages with interest more than 180 days past due or impaired mortgage loans.

AMERICAN FIDELITY ASSURANCE COMPANY

Notes to Statutory Financial Statements

For loan-backed securities, the Company has elected to use the carrying value as of January 1, 1994 as the cost for applying the retrospective adjustment method to securities purchased prior to that date. In 2020, 2019, and 2018, the Company had no changes from the retrospective to prospective methodology due to negative yield on specific securities. Prepayment assumptions for single class and multiclass mortgage-backed/asset-backed securities were obtained from broker-dealer survey values or internal estimates.

The Company periodically reviews its investment portfolio to determine if provisions for possible losses or provisions for other-than-temporary impairment (OTTI) are necessary. In connection with this determination, management reviews published market values, credit ratings, independent appraisals, expected cash flows, and other valuation information. Securities with impairments are written down to the present value of expected cash flows to be collected rather than fair value unless the Company has the intent to sell or inability to retain the security until recovery of amortized cost. For the years ended December 31, 2020 and 2019, the Company recorded no OTTI. For the year ended December 31, 2018, the Company recorded approximately $1,926,000 of OTTI. While management believes that no additional provisions for OTTI are currently necessary, adjustments may be necessary in the future due to changes in economic conditions. In addition, regulatory agencies periodically review investment valuation as an integral part of their examination process. Such agencies may require the Company to recognize adjustments based upon available information and judgments of the regulatory examiners at the time of their examination.

(f) Equipment

Equipment consists of electronic data processing equipment and is stated at cost less accumulated depreciation. Equipment is depreciated on a straight-line basis using estimated lives of five to ten years. Additions, renewals, and betterments are capitalized. Expenditures for software, maintenance, and repairs are expensed. Upon retirement or disposal of an asset, the asset and related accumulated depreciation are eliminated, and any related gain or loss is included in income.

(g) Company-Owned Life Insurance

The Company is the owner of three single premium insurance policies and one group variable life insurance policy for certain current executives of the Company, where the Company is the beneficiary. These policies, accounted for using the investment method, were purchased in 2018, 2014 and in 2010. The policies are recorded in other assets at their net cash surrender values, as reported by the four issuing insurance companies, whose Standard & Poor’s financial strength ratings are AA+ for the single premium insurance policies and A for the group variable life insurance policy. The net cash surrender values totaled approximately $70,993,000 and $69,226,000 as of December 31, 2020 and 2019, respectively. The face value (death benefit) of the life insurance policies underlying the contracts was approximately $185,356,000 and $185,841,000 as of December 31, 2020 and 2019, respectively.

(h) Premiums

Life premiums are recognized as revenue when the policy is written and on each anniversary date thereafter. Accident and health premiums are recognized when due from the policyholder. Both life and accident and health premiums are increased by reinsurance premiums assumed and reduced by reinsurance premiums ceded. Contracts issued that do not incorporate mortality or morbidity risk are not accounted for as insurance contracts. Amounts received as payments for such contracts are recorded as direct increases to the policy reserves.

AMERICAN FIDELITY ASSURANCE COMPANY

Notes to Statutory Financial Statements

The Company estimates accrued retrospective premium adjustments (premium rate stabilization) for certain contracts in its group health and group life business based on contractually determined formulas by group. The amount of net premiums written by the Company for the years ended December 31, 2020, 2019, and 2018 that were subject to retrospective rating features were approximately $302,000, $190,000, and $190,000, respectively, which represented approximately 0.06%, 0.04%, and 0.05% of net premiums written for group health and group life products in 2020, 2019, and 2018, respectively. No other net premiums written by the Company were subject to retrospective rating features.

(i) Reinsurance

The Company accounts for reinsurance transactions as prescribed by the applicable accounting standards, which require the reporting of reinsurance transactions relating to the statements of admitted assets, liabilities, and capital and surplus on a net basis and precludes immediate gain recognition on reinsurance contracts.

(j) Income Taxes

Current income taxes incurred includes current income taxes for the amount of federal income taxes paid or payable for the current year. These amounts are determined based on estimates of federal income taxes for the current year, including tax contingencies and benefits. The Company’s current tax recoverable is reported as a component of other assets and its current tax payable is reported as a component of other liabilities. The changes in current taxes are reflected in the statutory statements of operations.

Deferred income tax assets and liabilities are determined based on differences between statutory financial statement carrying amounts of existing assets and liabilities and their respective tax bases, as well as operating loss, capital loss, and tax credit carryforwards. Temporary differences related to AVR and IMR are not included in the determination of gross deferred income taxes while temporary differences for unrealized gains/losses and nonadmitted assets are included. Gross deferred tax assets are reduced by a valuation allowance if it is more likely than not (i.e. greater than 50% likelihood) that some portion or all of the gross deferred tax assets will not be realized. The deferred tax assets and liabilities are measured using federal enacted tax rates. Deferred income tax assets are limited as to their admissibility. The changes in net deferred tax assets and liabilities are reflected in surplus. The Company’s net admitted deferred tax assets are reported as a component of other assets.

(k) Policy Liabilities

Aggregate reserves for life policies and contracts include reserve amounts principally for life insurance policies, deferred and payout annuity policies, and disability insurance policies. The life insurance reserves are principally based on the 1941, 1958, 1980, 2001, and 2017 Commissioners Standard Ordinary (CSO) mortality tables, and are established with interest rate assumptions ranging from 2.0% to 6.0%. Deferred and payout annuity insurance reserves are principally based on the 1983a, Annuity 2020, and 2012 IAR mortality tables and are established with interest rate assumptions ranging from 1.7% to 8.8%. Disability reserves are principally based on the 2012 Group Long Term Disability Table, with adjustments for actual Company experience. The tabular interest, tabular less actual reserves released, and the tabular cost have been determined by formula. Aggregate reserves for accident and health policies include the present value of amounts not yet due on claims, additional reserves, and unearned premiums.

AMERICAN FIDELITY ASSURANCE COMPANY

Notes to Statutory Financial Statements

Policy and contract claims reserves include a provision for reported claims and claims incurred but not reported. The provision for claims incurred but not reported is estimated based primarily on Company experience. Although these provisions are the Company’s best estimate of the ultimate value, the actual results may vary from these values.

Liability for premiums and other deposit funds include reserves for payout annuities without life contingencies and other accumulation policies that do not subject the Company to any risks from policyholder mortality and morbidity. Such reserves are established using guaranteed interest rates of 1.0% to 8.3%.

The Company waives deduction of deferred fractional premiums upon death of the insured, and returns any portion of the final premium beyond the month of death for policies developed and issued subsequent to December 1977.

Surrender values are not promised in excess of the legally computed reserves.

Extra premiums are charged for substandard lives in addition to the regular gross premium for the true age.

Mean reserves are determined by computing the regular mean reserve for the plan at the true age and holding in addition one-half of the extra premium charge for the year.

The Company had approximately $1,028,938,000 and $1,151,998,000 of insurance in force (after reinsurance ceded) for which the gross premiums are less than the net premiums according to the standard valuation set by the state of Oklahoma at December 31, 2020 and 2019, respectively.

The Company had approximately $31,277,000 and $32,904,000 as of December 31, 2020 and 2019, respectively, of annuity actuarial reserves and deposit liabilities that were subject to discretionary withdrawal at book value less current surrender charge of 5% or more. As of December 31, 2020 and 2019, the Company has approximately $1,151,436,000 and $970,926,000, respectively, of annuity actuarial reserves and deposit liabilities that were subject to discretionary withdrawal at market value where the withdrawal of the funds is payable at the current market value of the assets supporting the liabilities. Annuity reserves and deposit liabilities that were subject to discretionary withdrawal at book value without adjustment were approximately $2,083,870,000 and $1,976,689,000 as of December 31, 2020 and 2019, respectively. There were approximately $41,860,000 and $44,033,000 of annuity reserves and deposit liabilities that are not subject to discretionary withdrawal at December 31, 2020 and 2019, respectively. At December 31, 2020 and 2019, the total gross annuity actuarial reserves and deposit liabilities were approximately $3,308,443,000 and $3,024,553,000, respectively, and the net annuity actuarial reserves and deposit liabilities were approximately $3,303,411,000 and $3,019,535,000, respectively. The ceded amount of annuity actuarial reserves and deposit liabilities was approximately $5,032,000 and $5,018,000 as of December 31, 2020 and 2019, respectively. The Company’s earnings related to these products are impacted by conditions in the overall interest rate environment.

AMERICAN FIDELITY ASSURANCE COMPANY

Notes to Statutory Financial Statements

(l) Capital and Surplus

Capital and surplus of the Company is restricted as to payment of dividends by statutory limitations applicable to insurance companies. Without prior approval of the respective state insurance department, dividends that can be paid are generally limited to the greater of 10% of statutory capital and surplus or the statutory net gain from operations before net realized capital gains/losses reported for the previous calendar year. The maximum dividend payout, which may be made without prior approval in 2020, is approximately $130,062,000.

The Oklahoma Insurance Department has adopted Risk-Based Capital (RBC) requirements for life insurance companies. The RBC calculation serves as a benchmark for the regulation of life insurance companies by state insurance regulators. RBC provides for surplus formulas similar to target surplus formulas used by commercial rating agencies. The formulas specify various weighting factors that are applied to statutory financial balances or various levels of activity based on the perceived degree of risk, and are set forth in the RBC requirements. The Company has calculated RBC in accordance with the NAIC’s Model Rule and RBC rules as adopted by the Oklahoma Insurance Department. The RBC, as calculated by the Company, exceeds levels requiring Company or regulatory action at December 31, 2020 and 2019.

(m) Separate Accounts

The Company maintains a separate account under Oklahoma insurance law designated as American Fidelity Separate Account A (Account A). Account A was formerly known as American Fidelity Variable Annuity Fund A, and operated as an open-end diversified management investment company from 1968 to 1998. Effective January 1, 1999, it was converted to a unit investment trust separate account, and it transferred its investment portfolio to the American Fidelity Dual Strategy Fund, Inc. (the Fund), an open-end investment company sponsored by AFA, in exchange for shares of the Fund.

On November 25, 2014, Account A’s investment in the Fund was substituted with the Vanguard Total Stock Market Index Fund. Under Oklahoma law, the assets of Account A are segregated from the Company’s assets, are held for the exclusive benefit of the variable annuity contract owners, and are not chargeable with liabilities arising out of the business conducted by any other account or by the Company.

The Company also maintains separate accounts under Oklahoma insurance law designated as American Fidelity Separate Account B (Account B) and American Fidelity Separate Account C (Account C). Account B and Account C are registered as unit investment trusts under the Investment Company Act of 1940, as amended. Under Oklahoma law, the assets of each of the ten (10) segregated subaccounts of Account B and the ten (10) segregated subaccounts of Account C are held for the exclusive benefit of the variable annuity contract owners, and are not chargeable with liabilities arising out of the business conducted by any other account or by the Company.

The separate accounts maintained by the Company represent funds for nonguaranteed variable annuities. The assets of these accounts are carried at market value. The net investment experience of the separate account is credited directly to the policyholder and can be positive or negative. These variable annuities generally provide an incidental death benefit of the greater of the account value or the premium paid. The minimum guaranteed death benefit reserve is held in the Company’s general account. For the years ended December 31, 2020, 2019, and 2018, the amount of premiums, considerations, or deposits for the year was approximately $88,832,000, $83,930,000, and $75,231,000, respectively.

AMERICAN FIDELITY ASSURANCE COMPANY

Notes to Statutory Financial Statements

(2)	Nonadmitted Assets

Assets in the statutory statements of admitted assets, liabilities, and capital and surplus are stated at admitted asset values, which are the values permitted to be reported in the annual report to the Oklahoma Insurance Department. All other assets are “nonadmitted assets” and are excluded from the statutory statements of admitted assets, liabilities, and capital and surplus by a charge to surplus. Nonadmitted assets as of December 31 are as follows:

	2020	2019
Prepaids, deposits, and other receivables	$12,476,090	11,815,226
Amounts receivable from reinsurers	2,503,576	1,420,225
Agents’ balances	25,915	23,960
Deferred tax asset	34,084,830	29,993,314
Leasehold improvements	16,404,244	18,547,634

	$65,494,655	61,800,359

(3)	Fair Value of Financial Instruments

A summary of the Company’s financial instruments and the fair value estimates, methods, and assumptions is set forth below:

		Estimated fair value as of December 31, 2020
	Carrying value/cost	Level 1	Level 2	Level 3	Total
Financial assets:
Cash and short-term investments	$253,133,660	253,133,660	—	—	253,133,660
Bonds	4,469,822,457	525,937	5,003,111,787	24,593,674	5,028,231,398
Common stock	26,453,315	24,759,243	1,694,072	—	26,453,315
Preferred stock	9,295,646	6,022,440	5,761,696	—	11,784,136
Mortgage loans on real estate	611,162,513	—	—	656,576,775	656,576,775
Financial liabilities:
Certain policy liabilities	2,130,445,996	—	—	2,132,427,153	2,132,427,153
Borrowed money	497,463,596	—	525,877,684	—	525,877,684

AMERICAN FIDELITY ASSURANCE COMPANY

Notes to Statutory Financial Statements

		Estimated fair value as of December 31, 2019
	Carrying value/cost	Level 1	Level 2	Level 3	Total
Financial assets:
Cash and short-term investments	$289,209,412	289,209,412	—	—	289,209,412
Bonds	4,374,405,435	503,204	4,062,644,812	589,215,260	4,652,363,276
Common stock	25,076,928	23,608,488	1,468,440	—	25,076,928
Preferred stock	17,647,066	14,692,978	—	4,762,660	19,455,638
Mortgage loans on real estate	550,520,170	—	—	569,102,537	569,102,537
Financial liabilities:
Certain policy liabilities	2,026,548,359	—	—	2,027,871,376	2,027,871,376
Borrowed money	497,645,003	—	509,022,658	—	509,022,658

(a) Cash and Short-Term Investments

The carrying amounts of the financial instruments listed above approximate their fair values because they mature within a relatively short period of time, and do not present unanticipated credit concerns.

(b) Bonds, Common Stocks and Preferred Stocks

For fixed maturities and marketable equity securities, for which market quotations generally are available, the Company primarily uses independent pricing services to assist in determining fair value measurements. When the fair value of certain securities is not readily available, the fair value estimates are based on quoted market prices of similar instruments adjusted for the differences between the quoted instruments and the instruments being valued, or fair value is estimated using discounted cash flow analysis. Interest rates used in this analysis are similar to currently offered contracts with comparable maturities as the investments being valued. The Company’s investments also include certain less liquid or private fixed maturity debt and equity securities, such as private placements and certain structured notes. Valuations are estimated based on nonbinding broker prices or valuation models discounted cash flow models and other similar techniques that use observable or unobservable inputs and are considered Level 3.

The fair value of equity securities investments of the Company is based on quotations from independent pricing services, bid prices published in financial newspapers, or bid quotations received from securities dealers.

(c) Mortgage Loans on Real Estate

Fair values are estimated for portfolios of loans with similar characteristics. Commercial mortgage loans have average net yield rates of 4.25% and 4.44% for December 31, 2020 and 2019, respectively. The fair value of mortgage loans was calculated by discounting scheduled cash flows to maturity using estimated market discount rates of 3.05% and 3.93% for December 31, 2020 and 2019, respectively. These rates reflect the credit and interest rate risk inherent in the loans. Assumptions regarding credit risk, cash flows, and discount rates are judgmentally determined using available market information and specific borrower information. The fair value of certain residential loans is based on the approximate fair value of the underlying real estate securing the mortgages.

AMERICAN FIDELITY ASSURANCE COMPANY

Notes to Statutory Financial Statements

(d) Policy Loans

Policy loans have average interest yields of 5.62% and 5.27% as of December 31, 2020, and 2019, respectively, and have no specified maturity dates. These loans typically carry an interest rate that is tied to the crediting rate applied to the related policy and contract reserves. Policy loans are an integral part of the life insurance policies that the Company has in force and cannot be valued separately.

(e) Certain Policy Liabilities

Certain policies sold by the Company are investment-type contracts. These liabilities are segregated into two categories: premiums and other deposit funds and immediate annuities. These liabilities are further defined to segregate the deferred annuity contract with life contingencies, which are reported as aggregate reserves for life policies and contracts. The fair value of aggregate reserves for life policies and contracts is estimated as the fund value of each policy less applicable surrender charges. The fair value of the immediate annuities without life contingencies and premiums and other deposit funds is estimated as the discounted cash flows of expected future benefits less the discounted cash flows of expected future premiums, using the current US Treasury spot rates.

	2020		2019
	Carrying value/cost	Estimated fair value	Carrying value/cost	Estimated fair value
Aggregate reserves for life policies and contracts	$2,109,466,026	2,108,346,493	2,003,856,743	2,002,797,723
Annuities	20,979,970	24,080,660	22,691,616	25,073,653

(f) Borrowed Money

The fair value of the Company’s notes payable is estimated by the present value of a stream of future expected cash flows using an appropriate discount rate. Discount factors are based on the LIBOR/Swap curve.

(g) Limitations

Fair value estimates are made at a specific point in time, based on relevant market information and information about the financial instrument. These fair value estimates do not reflect any premium or discount that could result from offering for sale at one time the Company’s entire holdings of a particular financial instrument, nor do they reflect income taxes on differences between fair value and tax basis of the assets. Because no established exchange exists for some of the Company’s financial instruments, fair value estimates are based on judgments regarding future expected loss experience, current economic conditions, risk characteristics of various financial instruments, and other factors. These fair value estimates are subjective in nature and involve uncertainties and matters of significant judgment and, therefore, cannot be determined with precision. Changes in assumptions could significantly affect the fair value estimates.

AMERICAN FIDELITY ASSURANCE COMPANY

Notes to Statutory Financial Statements

(h) Fair Value Hierarchy

The following are the levels of hierarchy and a description of the type of valuation inputs that are used to establish each level:

Level 1 inputs are quoted in active markets for identical securities.

Level 2 inputs are other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 inputs are significant unobservable inputs (including the Company’s own assumptions used to determine the fair value of investments).

Assets that are recorded at fair value are categorized into a three-level fair value hierarchy as required by SSAP No. 100, Fair Value Measurements. The balances of these assets as of December 31, 2020 are as follows:

	Level 1	Level 2	Level 3	Total
Assets recorded at fair value:
Bonds – industrial and miscellaneous	$—	2,296,966	—	2,296,966
Common stock – unaffiliated	24,759,244	136,512	—	24,895,756
Common stock – affiliated	—	1,557,559	—	1,557,559

Total assets at fair value	$24,759,244	3,991,037	—	28,750,281

Assets that are recorded at fair value are categorized into a three-level fair value hierarchy as required by SSAP No. 100, Fair Value Measurements. The balances of these assets as of December 31, 2019 are as follows:

	Level 1	Level 2	Level 3	Total
Assets recorded at fair value:
Bonds – industrial and miscellaneous	$—	2,637,828	—	2,637,828
Common stock – unaffiliated	23,608,488	132,532	—	23,741,020
Common stock – affiliated	—	1,335,908	—	1,335,908

Total assets at fair value	$23,608,488	4,106,268	—	27,714,756

There were no securities with unobservable inputs (Level 3) at December 31, 2020 or 2019.

AMERICAN FIDELITY ASSURANCE COMPANY

Notes to Statutory Financial Statements

(4)	Investments

Investment income for the years ended December 31 is summarized below:

	2020	2019	2018
Interest on bonds	$172,870,693	181,983,049	180,346,598
Dividends on preferred and common stocks	886,456	822,142	314,170
Interest on mortgage loans	27,861,111	23,788,064	24,558,391
Investment real estate income	8,307,443	7,436,798	8,459,581
Interest on policy loans	3,099,258	2,981,784	3,305,649
Interest on cash and short-term investments and other	5,077,609	3,177,238	1,372,076

	218,102,570	220,189,075	218,356,465
Less investment expenses	39,848,529	39,359,896	33,396,562

Net investment income	$178,254,041	180,829,179	184,959,903

Realized gains for the years ended December 31 consisted of the following:

	2020	2019	2018
Bonds	$46,953,885	46,301,716	(4,547,506)
OTTI	—	—	(1,926,441)

Realized gains (losses) on bonds	46,953,885	46,301,716	(6,473,947)

Preferred stocks of nonaffiliates	61,330	—	—

Common stocks of nonaffiliates	(10)	677,265	752,169
Real estate	—	—	(820,296)
Other capital loss	(220,362)	282,131	(370,647)

Total realized gains (losses) before federal income taxes and IMR transfers	46,794,843	47,261,112	(6,912,721)

Federal income tax expense	9,831,862	9,599,983	(9,142,363)

Less IMR transfers	36,919,740	37,515,252	(4,218,990)

Net realized gains	$43,241	145,877	6,448,632

AMERICAN FIDELITY ASSURANCE COMPANY

Notes to Statutory Financial Statements

The carrying value and estimated fair value of bonds, preferred stock, and common stock at December 31 are as follows:

	2020
	Carrying value/ cost	Gross unrealized gains	Gross unrealized losses	Estimated Fair value
U.S. Treasury securities	$526,419	—	(481)	525,938
U.S. government agency obligations	1,557,437	146,499	—	1,703,936
Special revenue	131,242,078	16,089,991	(771,606)	146,560,463
States and territories	887,065,787	85,293,409	(1,200)	972,357,996
Foreign government	21,005,872	1,554,805	—	22,560,677
Corporate bonds	2,499,434,155	398,599,837	(8,065,932)	2,889,968,060
Loan-backed securities	928,990,709	66,476,244	(912,625)	994,554,328

Total bonds	4,469,822,457	568,160,785	(9,751,844)	5,028,231,398

Preferred stocks	9,295,646	2,488,490	—	11,784,136
Common stocks - unaffiliated	11,949,640	12,946,116	—	24,895,756
Common stocks - affiliated	103,902	1,453,657	—	1,557,559

Total stocks	21,349,188	16,888,263	—	38,237,451

Total	$4,491,171,645	585,049,048	(9,751,844)	5,066,468,849

	2019
	Carrying value/ cost	Gross unrealized gains	Gross unrealized losses	Estimated Fair value
U.S. Treasury securities	$499,678	3,525	—	503,203
U.S. government agency obligations	2,028,476	153,020	—	2,181,496
Special revenue	374,675,018	11,394,517	(5,170,803)	380,898,732
States and territories	694,369,970	38,085,400	(752,290)	731,703,080
Foreign government	28,084,114	1,817,741	—	29,901,855
Corporate bonds	2,345,239,114	205,672,165	(5,379,808)	2,545,531,471
Loan-backed securities	929,509,065	36,700,464	(4,566,090)	961,643,439

Total bonds	4,374,405,435	293,826,832	(15,868,991)	4,652,363,276

Preferred stocks	17,647,066	1,816,972	(8,400)	19,455,638
Common stocks - unaffiliated	11,949,875	11,791,145	—	23,741,020
Common stocks - affiliated	103,902	1,232,006	—	1,335,908

Total stocks	29,700,843	14,840,123	(8,400)	44,532,566

Total	$4,404,106,278	308,666,955	(15,877,391)	4,696,895,842

AMERICAN FIDELITY ASSURANCE COMPANY

Notes to Statutory Financial Statements

The NAIC fair value of total bonds is approximately $5,929,000 less and $1,975,000 more than the estimated fair value in the tables above at December 31, 2020 and 2019, respectively.

The carrying value and estimated fair value of investments in bonds at December 31, 2020, by expected maturity, are shown below. Scheduled contractual maturities may differ from expected maturities because the issuers of such securities may have the right to call or prepay obligations with or without call or prepayment penalties.

	Carrying value/Cost	Estimated Fair value
Due in one year or less	$58,929,955	59,169,353
Due after one year through five years	298,474,250	330,151,214
Due after five years through ten years	1,076,275,005	1,204,573,176
Due after ten years	2,107,152,538	2,439,783,327
Loan-backed securities	928,990,709	994,554,328

	$4,469,822,457	5,028,231,398

Proceeds from sales of bonds during 2020, 2019, and 2018 were approximately $793,418,000, $1,011,922,000, and $238,736,000, respectively. Gross realized gains of approximately $46,111,000, $43,990,000, and $6,125,000, and gross realized losses of approximately $3,122,000, $5,752,000, and $14,841,000, respectively, were realized on those sales. The Company realized net gains of approximately $3,965,000, $7,009,000, and $4,168,000 on bonds that were called or prepaid in 2020, 2019, and 2018, respectively. There were no bonds transferred in 2020 or 2018. The Company realized a gain of $1,055,000 on bonds transferred in 2019.

Gross unrealized losses on investment securities and the fair value of the related securities, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position, at December 31, 2020 were as follows:

	Less than 12 months		12 months or longer		Total
	Estimated Fair value	Unrealized losses	Estimated Fair value	Unrealized losses	Estimated Fair value	Unrealized losses
U.S. Treasury securities	$525,938	(481)	—	—	525,938	(481)
Special revenue	28,790,022	(771,606)	—	—	28,790,022	(771,606)
States and territories	2,498,800	(1,200)	—	—	2,498,800	(1,200)
Corporate bonds	116,867,283	(7,162,742)	4,087,250	(903,190)	120,954,533	(8,065,932)
Loan-backed securities	86,145,083	(499,324)	40,378,038	(413,301)	126,523,121	(912,625)

Total	$234,827,126	(8,435,353)	44,465,288	(1,316,491)	279,292,414	(9,751,844)

AMERICAN FIDELITY ASSURANCE COMPANY

Notes to Statutory Financial Statements

Gross unrealized losses on investment securities and the fair value of the related securities, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position, at December 31, 2019 were as follows:

	Less than 12 months		12 months or longer		Total
	Estimated	Unrealized	Estimated	Unrealized	Estimated	Unrealized
	Fair value	losses	Fair value	losses	Fair value	losses
Special revenue	$167,185,164	(3,295,134)	42,847,423	(1,875,669)	210,032,587	(5,170,803)
States and territories	66,270,841	(752,290)	—	—	66,270,841	(752,290)
Corporate bonds	341,086,783	(4,837,790)	11,189,482	(542,018)	352,276,265	(5,379,808)
Loan-backed securities	161,929,694	(2,483,933)	59,834,984	(2,082,157)	221,764,678	(4,566,090)

Total	$736,472,482	(11,369,147)	113,871,889	(4,499,844)	850,344,371	(15,868,991)

The investments included in states and territories are high-grade investment quality and have unrealized losses due to an increase in interest rates since acquisition. Because the securities were acquired during a period of low interest rates, unrealized losses may continue and may become more severe in a rising interest rate environment. As the decline in fair value is attributable to changes in interest rates and not credit quality, the Company expects the unrealized losses to reverse as the securities shorten in duration and mature, and because the Company has the ability and intent to hold these investments until a market price recovery or maturity, these investments are not considered other-than-temporarily impaired.

The investments included in special revenue securities are comprised of general obligations of U.S. government sponsored agencies for which the U.S. government is indirectly obligated. The unrealized loss is due to interest rate fluctuations, which result in a decline in market values from original purchase price. Because the securities were acquired during a period of low interest rates, unrealized losses may continue and may become more severe in a rising interest rate environment. The Company expects the unrealized losses to reverse as the securities shorten in duration and mature and because the Company has the ability to hold these investments to maturity and does not intend to sell until a market price recovery or maturity, these investments are not considered other-than-temporarily impaired.

The investments included in corporate securities are comprised of corporate bonds. The unrealized loss is due to interest rate fluctuations, the current market and economic environment, which affects corporate credit ratings and changes in sector spreads. The unrealized loss may continue and may become more severe if the economy slows or interest rates rise. Because the decline in fair value is attributable to interest rates and economic changes and a slight decline in credit quality, and because the Company expects all contractual cash flows will be received and has the ability and intent to hold these investments until a market price recovery or maturity, these investments are not considered other-than-temporarily impaired.

The investments included in loan-backed securities are comprised of U.S. government-sponsored agency mortgage-backed securities for which the U.S. government is not directly obligated, and private label whole loan collateralized mortgage obligations. The unrealized losses on these securities are a result of the current market and economic conditions that affect the mortgage-backed sector. The credit quality of some mortgage-backed bonds has declined due to the larger number of home defaults. Because the decline in fair value is attributable mainly to changes in market and economic conditions and the Company believes all contractual cash flows will be received and has the ability and intent to hold these investments until a market price recovery or maturity, these investments are not considered other-than-temporarily impaired.

AMERICAN FIDELITY ASSURANCE COMPANY

Notes to Statutory Financial Statements

When the Company believes it will not receive all contractual cash flows, the securities are considered other-than-temporarily impaired.

At December 31, 2020 and 2019, investments with carrying values of approximately $3,037,000 and $3,013,000, respectively, were on deposit with state insurance departments as required by statute.

The Company has no direct exposure to subprime mortgage loans. An extensive pre-purchase analysis is performed on every loan-backed security. By purchasing only agency mortgage-backed securities and AAA collateralized mortgage-backed whole loan securities, direct exposure to sub-prime mortgages is virtually eliminated. The unrealized losses on these securities are a result of the current market and economic conditions that are affecting the mortgage-backed sector. The credit qualities on some mortgage-backed bonds have begun to decline due to the large number of home mortgage defaults. Because the decline in fair value is attributable mainly to changes in market and economic conditions and only due slightly to a lessening of credit, the Company believes most contractual cash flows will be received.

There were no loan-backed securities that recognized OTTI in 2020 and there were no securities where the present value of cash flows expected to be collected are less than amortized cost basis.

(5)	Separate Accounts

The Company utilizes Separate Accounts to record and account for variable annuity business. In accordance with the Insurance Code of the State of Oklahoma, variable annuities are supported for separate account classification by Title 36, Chapter 2, Section 6061. As of December 31, 2020, and 2019, the Company Separate Account statement included legally insulated assets of approximately $1,163,052,000 and $980,712,000, respectively, attributed to variable annuity contracts. The Separate Accounts held by the Company represent nonguaranteed variable annuity funds. The Company does not have a securities lending program.

The assets of these accounts are carried at fair market value. The net investment experience of the Separate Accounts is credited directly to the policyholder and can be positive or negative. These variable annuities generally provide an incidental death benefit of the greater of account value or premium paid. The minimum guaranteed death benefit reserve is held in Exhibit 5, Miscellaneous Reserves Section, of the Company’s general account annual statement.

AMERICAN FIDELITY ASSURANCE COMPANY

Notes to Statutory Financial Statements

	2020	2019	2018
1. Premiums, considerations, or deposits for year ended December 31	$88,832,478	83,929,810	75,230,630
2. Reserves at December 31:
For accounts with assets at:
a. Fair market value	$1,163,052,255	980,712,323	754,806,790
b. Amortized cost	—	—	—

c. Total reserves	$1,163,052,255	980,712,323	754,806,790

3. By withdrawal characteristics:
a. Subject to discretionary withdrawal	$—	—	—
b. With market value adjustment	—	—	—
c. At book value without market value adjustment and with current surrender charge of 5% or more	—	—	—
d. At fair market value	1,163,052,255	980,712,323	754,806,790
e. At book value without market value adjustment and with current surrender charge less than 5%	—	—	—

f. Subtotal	1,163,052,255	980,712,323	754,806,790
g. Not subject to discretionary withdrawal	—	—	—

h. Total	$1,163,052,255	980,712,323	754,806,790

4. Reserves for asset default risk in lieu of AVR	$—	—	—

Reconciliation of net transfers to or (from) Separate Accounts.

	2020	2019	2018
1. Transfers as reported in the summary of operations of the separate accounts statements:
a. Transfers to separate accounts	$88,832,478	83,929,810	75,230,630
b. Transfers from separate accounts	63,490,220	59,617,687	50,870,488

c. Net transfers to or (from) separate accounts (a) – (b)	25,342,258	24,312,123	24,360,142

2. Reconciling adjustments:
a Plus change in expense allowance and administration	(1,600,808)	(2,439,214)	(262,768)
3. AFA net transfer to the separate accounts (fn1)

a. (1c) + (2)	$23,741,450	21,872,909	24,097,374

AMERICAN FIDELITY ASSURANCE COMPANY

Notes to Statutory Financial Statements

(6)	Liability for Accident and Health Reserves

Accident and health reserve activity for the years ended December 31, 2020, 2019 and 2018 was as follows:

	2020	2019	2018
Liability beginning of year, net of reinsurance	$562,366,166	516,987,838	491,139,445
Incurred related to:
Current year	429,491,049	466,929,542	418,088,762
Prior years	(54,279,775)	(22,280,175)	(30,974,899)

Total incurred	375,211,274	444,649,367	387,113,863

Paid related to:
Current year	204,643,842	236,989,122	215,689,348
Prior years	173,059,824	162,281,917	145,576,122

Total paid	377,703,666	399,271,039	361,265,470

Liability end of year, net of reinsurance	$559,873,774	562,366,166	516,987,838

Reinsurance recoverable on paid losses was approximately $52,000, $54,000, and $66,000 at December 31, 2020, 2019, and 2018, respectively.

The provision for accident and health (A&H) benefits pertaining to prior years decreased approximately $54,280,000 in 2020 from the prior year estimate. This decrease overall includes better than expected experience of approximately $50,597,000 for group medical and disability and approximately $3,683,000 for individual A&H business.

The provision for A&H benefits pertaining to prior years decreased approximately $22,280,000 in 2019 from the prior year estimate. This decrease overall includes better than expected experience of approximately $25,567,000 for group medical and disability and worse than expected experience of approximately $3,287,000 for individual A&H business. The increase for individual A&H, primary cancer, is due to a lengthening of the tail in the claim runoff.

The provision for A&H benefits pertaining to prior years decreased approximately $30,975,000 in 2018 from the prior year estimate. This decrease overall includes better than expected experience of approximately $31,332,000 for group medical and disability and worse than expected experience of approximately $357,000 for individual A&H business. The increase for individual A&H, primary cancer, is due to a reserve increase due to a lengthening of the tail in the claim runoff and a one-time back payment on older diagnostic claims.

The Company paid approximately $500,000, $2,619,000, and $259,000 in 2020, 2019, and 2018, respectively, to settle claims related to extra contractual obligations or bad faith claims stemming from lawsuits.

AMERICAN FIDELITY ASSURANCE COMPANY

Notes to Statutory Financial Statements

(7)	Borrowed Money

AFA has borrowed approximately $496,500,000 and $496,500,000 on the line of credit with the Federal Home Loan Bank of Topeka (FHLB) at December 31, 2020 and 2019, respectively. The line of credit is secured by investment securities and cash pledged as collateral by AFA with a carrying amount of approximately $479,774,000 and $517,000,000 at December 31, 2020 and 2019, respectively, which exceeds the collateral required for this line of credit. The pledged securities are held in the Company’s name in a custodial account at United Missouri Bank, N.A. to secure current and future borrowings. To participate in this available credit, AFA has acquired 244,279 shares of FHLB common stock with a total carrying value of approximately $24,428,000 and $23,146,600 at December 31, 2020 and 2019, respectively.

FHLB Capital Stock

	2020
	General account	Separate accounts	Total
Membership stock – class A	$2,244,200	—	2,244,200
Activity stock	21,842,500	—	21,842,500
Excess stock	341,200	—	341,200

Total	$24,427,900	—	24,427,900

Actual or estimate borrowing capacity as determined by the insurer $ 543,159,105

	2019
	General account	Separate accounts	Total
Membership stock – class A	$834,000	—	834,000
Activity stock	21,842,500	—	21,842,500
Excess stock	469,500	—	469,500

Total	$23,146,000	—	23,146,000

Actual or estimate borrowing capacity as determined by the insurer $ 521,934,270

FHLB Membership Stock (Class A and B) Eligible for Redemption

	Current	Not eligible	Less than	6 months
	year total	for redemption	6 months	to 1 year	1 to 3 years	3 to 5 years
Class A	$2,244,200	500,000	1,744,200	—	—	—
Class B	—	—	—	—	—	—

FHLB Borrowings

FHLB has the option to convert the initial rate of interest to an adjustable rate of interest on many of these lines of credit on the dates listed in the following table. At any time after FHLB exercises its conversion option, the Company may prepay the advance in full or in part without a fee.

The Company has no unused lines of credit as of December 31, 2020 or 2019.

AFA had no structured note borrowings as of December 31, 2020 and 2019.

AMERICAN FIDELITY ASSURANCE COMPANY

Notes to Statutory Financial Statements

Information regarding the terms of the funds borrowed from FHLB are as follows:

	Interest rate subject to
Interest	conversion to	Date	Maturity	Balance at December 31
rate	adjustable rate	issued	date	2020	2019
3.27	—	02/08/10	02/10/20	—	10,000,000
3.63	—	03/25/10	03/25/22	10,000,000	10,000,000
3.71	—	03/25/10	03/25/20	—	10,000,000
3.44	—	03/25/10	03/25/20	—	10,000,000
3.50	—	03/25/10	03/25/21	10,000,000	10,000,000
3.77	—	04/13/10	04/13/22	15,000,000	15,000,000
4.19	—	05/07/10	05/07/20	—	10,000,000
2.57	—	03/27/12	03/26/21	12,500,000	12,500,000
2.08	—	11/19/13	11/20/23	10,000,000	10,000,000
3.11	—	05/23/14	05/23/24	15,000,000	15,000,000
2.30	—	04/28/15	04/28/23	5,000,000	5,000,000
2.59	—	05/20/15	05/19/23	5,000,000	5,000,000
2.74	—	05/21/15	05/21/24	25,000,000	25,000,000
2.06	—	08/10/15	08/08/25	20,000,000	20,000,000
2.09	—	01/13/16	01/13/22	5,000,000	5,000,000
2.26	—	01/13/16	1/13/23	10,000,000	10,000,000
2.28	—	01/13/16	01/13/26	10,000,000	10,000,000
2.07	—	05/06/16	05/06/26	10,000,000	10,000,000
2.59	—	11/21/16	11/23/26	10,000,000	10,000,000
2.96	—	03/13/17	03/13/25	10,000,000	10,000,000
2.60	—	04/20/17	04/18/25	15,000,000	15,000,000
1.88	—	05/19/17	05/19/27	25,000,000	25,000,000
2.89	—	05/22/17	05/21/27	10,000,000	10,000,000
2.64	—	05/22/17	05/22/25	5,000,000	5,000,000
2.52	—	12/04/17	12/04/23	25,000,000	25,000,000
2.96	—	01/29/18	01/29/25	10,000,000	10,000,000
3.08	—	02/01/18	01/30/26	15,000,000	15,000,000
3.24	—	02/05/18	02/05/27	6,500,000	6,500,000
3.30	—	03/07/18	03/05/27	25,000,000	25,000,000
3.28	—	03/12/18	03/12/26	10,000,000	10,000,000
2.76	—	04/23/18	04/24/28	5,000,000	5,000,000
3.02	—	04/30/18	04/30/21	5,000,000	5,000,000
2.99	—	06/01/18	06/01/21	15,000,000	15,000,000

AMERICAN FIDELITY ASSURANCE COMPANY

Notes to Statutory Financial Statements

	Interest rate subject to
Interest	conversion to	Date	Maturity	Balance at December 31
rate	adjustable rate	issued	date	2020	2019
2.78	—	07/30/18	07/31/28	7,500,000	7,500,000
2.93	—	07/30/18	07/31/28	7,500,000	7,500,000
2.84	—	03/12/19	03/12/24	12,500,000	12,500,000
1.90	—	05/30/19	05/29/20	—	10,000,000
2.05	—	07/30/19	07/30/20	—	10,000,000
1.90	—	08/30/19	08/28/20	—	20,000,000
1.90	—	09/06/19	09/04/20	—	10,000,000
1.88	—	11/19/19	11/19/20	—	25,000,000
1.72	—	02/10/20	08/10/22	10,000,000	—
0.80	—	03/25/20	03/25/21	10,000,000	—
1.19	—	03/25/20	03/25/22	10,000,000	—
1.43	—	03/25/20	03/24/23	10,000,000	—
0.58	—	05/07/20	11/05/21	10,000,000	—
0.42	—	08/28/20	01/28/21	20,000,000	—
0.45	—	09/28/20	09/28/21	10,000,000	—
0.34	—	10/27/20	04/27/21	10,000,000	—
0.31	—	11/19/20	08/19/21	15,000,000	—
0.41	—	11/19/20	11/22/22	10,000,000	—

				$496,500,000	496,500,000
			Accrued Interest	963,596	1,145,003

			Total	$497,463,596	497,645,003

Interest paid in 2020, 2019, and 2018 was approximately $12,214,000, $13,807,000, and $13,774,000, respectively, and is included in investment expenses in net investment income in the accompanying statutory statements of operations.

Scheduled maturities (excluding interest) of the above indebtedness at December 31, 2020 are as follows:

2021	$117,500,000
2022	60,000,000
2023	65,000,000
2024	52,500,000
2025	60,000,000
2026 and thereafter	141,500,000

$496,500,000

AMERICAN FIDELITY ASSURANCE COMPANY

Notes to Statutory Financial Statements

(8)	Income Taxes

The Company’s net deferred tax assets (liabilities) at December 31 and the change from the prior year are comprised of the following components:

	2020			2019			Change
	Ordinary	Capital	Total	Ordinary	Capital	Total	Ordinary	Capital	Total
Gross deferred tax assets	$106,562,472	415,908	106,978,380	92,972,084	894,046	93,866,130	13,590,388	(478,138)	13,112,250
Statutory valuation allowance adjustments	—	—	—	—	—	—	—	—	—

Adjusted gross deferred tax assets	106,562,472	415,908	106,978,380	92,972,084	894,046	93,866,130	13,590,388	(478,138)	13,112,250
Deferred tax asset nonadmitted	34,084,830	—	34,084,830	29,993,314	—	29,993,314	4,091,516	—	4,091,516

Sub-total net admitted deferred tax assets	72,477,642	415,908	72,893,550	62,978,770	894,046	63,872,816	9,498,872	(478,138)	9,020,734
Deferred tax liabilities	28,362,121	3,538,501	31,900,622	28,977,429	2,586,721	31,564,150	(615,308)	951,780	336,472

Net admitted deferred tax assets (liabilities)	$44,115,521	(3,122,593)	40,992,928	34,001,341	(1,692,675)	32,308,666	10,114,180	(1,429,918)	8,684,262

Management has reviewed whether a valuation allowance is needed on its total gross deferred tax assets reported above based on factors such as past history and trends, projected taxable income, and expiration of carryforwards. Management believes that in 2020 and 2019 it is more likely than not that the results of operations will generate sufficient taxable income to realize its gross deferred tax assets on ordinary items. Additionally, in 2020 and 2019, management believes that there are sufficient capital gains available in its capital assets portfolio and that holding its fixed debt securities in a loss position to maturity or recovery substantiates the Company’s ability to realize its gross deferred tax assets on capital items. As such, there are no statutory valuation allowance adjustments in 2020 or 2019.

AMERICAN FIDELITY ASSURANCE COMPANY

Notes to Statutory Financial Statements

The Company’s admission calculation components are as follows:

	2020			2019			Change
	Ordinary	Capital	Total	Ordinary	Capital	Total	Ordinary	Capital	Total
(a) Federal income taxes paid in prior years years recoverable through loss carrybacks	$—	—	—	—	—	—	—	—	—

(b)   Adjusted gross deferred tax assets expected to be realized (excluding the amount of deferred tax assets from (a) above) after application of the threshold limitation. (The lesser of (b)1 and (b)2 below):

1. Adjusted gross deferred tax assets expected to be realized following the balance sheet date	40,992,928	—	40,992,928	32,308,666	—	32,308,666	8,684,262	—	8,684,262
2. Adjusted gross deferred tax assets allowed per limitation threshold	—	—	82,449,380	—	—	76,797,954	—	—	5,651,426
Lesser of b(1) or b(2)	40,992,928	—	40,992,928	32,308,666	—	32,308,666	8,684,262	—	8,684,262
(c) Adjusted gross deferred tax assets (excluding the amount of deferred tax assets from (a) and (b) above) offset by gross deferred tax liabilities	31,484,714	415,908	31,900,622	30,670,104	894,046	31,564,150	814,610	(478,138)	336,472

(d) Deferred tax assets admitted
Total ((a) + (b) + (c ))	$72,477,642	415,908	72,893,550	62,978,770	894,046	63,872,816	9,498,872	(478,138)	9,020,734

	2020	2019
Ratio percentage used to determine recovery period and threshold limitation amount	578%	736%

Amount of adjusted capital and surplus used to determine recovery period and threshold limitation in (b) 2 above	$597,474,440	549,873,977

As of December 31, the change in the net deferred income taxes is comprised of the following (this analysis is exclusive of the nonadmitted DTAs as the change in nonadmitted assets is reported separately from the change in net deferred income taxes in the statutory statements of capital and surplus):

	2020	2019	Change
Gross deferred tax assets	$106,978,380	93,866,130	13,112,250
Gross deferred tax liabililties	31,900,622	31,564,150	336,472

Net deferred tax assets liabillities	75,077,758	62,301,980	12,775,778
Tax effect of unrealized (gains)	(3,272,657)	(2,230,351)	(1,042,306)

Net deferred income taxes	$78,350,415	64,532,331	13,818,084

AMERICAN FIDELITY ASSURANCE COMPANY

Notes to Statutory Financial Statements

The impact of the Company’s tax planning strategies as of December 31 is as follows:

	2020		2019		Change
	Ordinary	Capital	Ordinary	Capital	Ordinary	Capital
Adjusted gross DTAs	$106,562,472	415,908	92,972,084	894,046	13,590,388	(478,138)
Percentage of adjusted gross DTAs attributabe to the impact of tax planning strategies	—%	0.4%	—%	1.0%	—%	(0.6)%

Net admitted adjusted gross DTAs	$72,477,642	415,908	62,978,770	894,046	9,498,872	(478,138)
Percentage of net admitted adjusted gross DTAs attributable to the impact of tax planning strategies	—%	0.6%	—%	1.4%	—%	(0.8)%

None of the Company’s tax-planning strategies include the use of reinsurance.

There are no temporary differences for which deferred tax liabilities are not recognized.

As of December 31, current income taxes incurred consist of the following major components:

	2020	2019	Change
Current federal income tax – operations	$42,030,768	26,428,520	15,602,248
Foreign income tax	—	—	—

Subtotal	42,030,768	26,428,520	15,602,248

Current federal income tax on capital gains taxes incurred	9,831,862	9,599,983	231,879

Federal and foreign income taxes incurred	$51,862,630	36,028,503	15,834,127

	2019	2018	Change
Current federal income tax – operations	$26,428,520	7,521,969	18,906,551
Foreign income tax	—	—	—

Subtotal	26,428,520	7,521,969	18,906,551

Current federal income tax on capital gains taxes incurred	9,599,983	(9,142,363)	18,742,346

Federal and foreign income taxes incurred	$36,028,503	(1,620,394)	37,648,897

AMERICAN FIDELITY ASSURANCE COMPANY

Notes to Statutory Financial Statements

As of December 31, deferred income tax assets and liabilities consist of the following major components:

	2020	2019	Change
Deferred tax assets:
Ordinary:
Discounting of unpaid losses	$14,614,859	13,936,983	677,876
Policyholder reserves	17,702,010	17,202,187	499,823
Investments	293,213	—	293,213
Deferred acquisition costs	45,813,803	41,842,231	3,971,572
Fixed assets	3,129,453	3,425,664	(296,211)
Compensation and benefits accrual	9,240,872	8,466,819	774,053
Pension accrual	7,464,708	—	7,464,708
Receivables – nonadmitted	6,838,132	7,152,033	(313,901)
Other	1,465,422	946,167	519,255

Subtotal	106,562,472	92,972,084	13,590,388
Nonadmitted	34,084,830	29,993,314	4,091,516

Admitted ordinary deferred tax assets	72,477,642	62,978,770	9,498,872

Capital:
Investments	$415,908	894,046	(478,138)

Admitted capital deferred tax assets	415,908	894,046	(478,138)

Admitted deferred tax assets	72,893,550	63,872,816	9,020,734

Deferred tax liabilities:
Ordinary:
Investments	—	50,119	(50,119)
Fixed Assets	771,928	441,548	330,380
Deferred and uncollected premium	20,753,695	20,191,530	562,165
Other	6,836,498	8,294,232	(1,457,734)

Subtotal	28,362,121	28,977,429	(615,308)

Capital:
Investments	3,538,501	2,586,721	951,780

Deferred tax liabilities	31,900,622	31,564,150	336,472

Net deferred tax assets	$40,992,928	32,308,666	8,684,262

The following items are included in Other Ordinary Deferred Tax Liabilities:

	2020	2019	Change
Change in reserve method	$6,763,791	8,120,624	(1,356,833)
Other (items < 5% of total ordinary tax liabilities)	72,707	173,608	(100,901)

Total	$6,836,498	8,294,232	(1,457,734)

AMERICAN FIDELITY ASSURANCE COMPANY

Notes to Statutory Financial Statements

The Company’s income tax incurred and change in deferred tax differ from the amount obtained by applying the federal statutory rate of 21% to income before income taxes and net realized capital gains (losses) as follows:

		Effective		Effective		Effective
		2020		2019		2018
	2020	tax rate	2019	tax rate	2018	tax rate
Income before taxes and realized capital gains	$172,093,155	—%	$116,562,409	—%	$99,962,157	—%
Income tax expense at 21% statutory rate for 2020, 2019, and 2018	36,139,562	21.00%	24,478,106	21.00%	20,992,053	21.0%
Increase (decrease) in tax resulting from:
Dividends received deduction	(1,014,901)	-0.6%	(892,301)	-0.7%	(844,403)	-0.7%
Nondeductible expenses for meals and other items	549,160	0.3%	718,929	0.7%	977,116	1.0%
Management fees	(1,257,126)	-0.7%	(1,911,000)	-1.6%	(1,269,030)	-1.3%
Tax credits	(2,034,397)	-1.2%	(2,113,913)	-2.0%	(2,126,320)	-2.2%
Tax-exempt income	(1,767,542)	-1.0%	(703,032)	-0.6%	(105,065)	-0.1%
Tax adjustment for IMR	(2,292,612)	-1.3%	(1,411,179)	-1.1%	(1,243,173)	-1.1%
Deferred tax benefit on nonadmitted assets	313,901	0.2%	(1,154,303)	-1.0%	795,981	0.8%
Timing differences on realized gains and losses	22,377	—%	88,522	—%	4,047,322	3.9%
Prior year return to provision and amended return adjustments	(445,738)	-0.3%	(1,412,264)	-1.2%	(10,168,737)	-10.2%

Total income tax expected	$28,212,684	16.4%	$15,687,565	13.5%	$11,055,744	11.1%

Current income taxes incurred (excludes tax on net realized gains and losses and reserve method changes)	$42,030,768	24.40%	$26,428,520	22.70%	$7,521,969	7.6%
Net change in deferred income taxes (excludes tax on unrealized gains and losses and reserve method changes)	(13,818,084)	-8.0%	(10,740,955)	-9.2%	3,533,775	3.5%

Total income tax reported	$28,212,684	24.40%	$26,428,520	22.70%	$7,521,969	7.6%

As of December 31, 2020, there are no operations loss deductions, capital loss, or tax credit carryforwards available for tax purposes.

AMERICAN FIDELITY ASSURANCE COMPANY

Notes to Statutory Financial Statements

The following are income taxes incurred in the current and prior years that will be available for recoupment in the event of future net losses:

	Ordinary	Capital	Total
December 31, 2020	$—	9,804,540	9,804,540
December 31, 2019	—	9,583,853	9,583,853
December 31, 2018	—	—	—

Capital losses can be carried back three years to the extent that capital gains were generated in the carryback years. The amounts in this table represent the income tax incurred on capital gains in the current and prior years that will be available for recoupment in the event of future net capital losses.

As of December 31, 2020, there were no deposits admitted under Section 6603 of the Internal Revenue Code.

The Company is included in a consolidated federal income tax return with the following entities:

American Fidelity Corporation	American Fidelity International Holdings, Inc.
American Public Life Insurance Company	AF Apartments, Inc.
American Fidelity Securities, Inc.	Market Place Realty Corporation
InvesTrust	American Fidelity Property Services, LLC
American Fidelity General Agency, Inc.	American Fidelity Community Services, Inc.
AF Professional Employment Group, LLC	Home Rentals Inc.
First Financial Securities of America, Inc.	Apple Creek Apartments, Inc.
American Fidelity Property Company	Alcott HR Group, LLC
American Fidelity Administrative Services, LLC	All In Sports & Entertainment, LLC

The method of tax allocation between the companies is subject to a written agreement approved by the Board of Directors. Allocation is based on separate return calculations at the group’s effective tax rate with current credit for net losses. Intercompany tax balances are settled annually.

The Company has no tax loss contingencies for which it is reasonably possible that the total liability will significantly increase within twelve months of the reporting date.

As of December 31, 2020, the Company did not owe or pay any Repatriation Transition Tax installments under the Tax Cuts and Jobs Act of 2017.

As of December 31, 2020, the Company has no AMT credit carryforward.

The Company files income tax returns in the U.S. federal jurisdiction and various states. The Company is no longer subject to U.S. federal income tax examinations for years prior to 2017 and state and local income tax examinations for years prior to 2016 The Company is not currently under examination by any taxing authority.

AMERICAN FIDELITY ASSURANCE COMPANY

Notes to Statutory Financial Statements

(9)	Reinsurance

Reinsurance contracts do not relieve the Company from its obligations to policyholders. Failure of reinsurers to honor their obligations could result in losses to the Company. The Company evaluates the financial condition of its reinsurers and monitors concentrations of credit risk arising from similar geographic regions, activities, or economic characteristics of the reinsurers to minimize its exposure to significant losses from reinsurer insolvencies. Management believes that all reinsurers presently used are financially sound and will be able to meet their contractual obligations; therefore, no significant allowance for uncollectible amounts has been included in the December 31, 2020 or 2019 statutory financial statements. Estimated amounts that reduce the reserves for future policy benefits at December 31, 2020 and 2019 for reinsurance ceded are approximately $1,055,773,000 and $1,085,529,000, respectively. At December 31, 2020 and 2019, amounts that reduced the reserves for future policy benefits of approximately $668,129,000 and $697,228,000, respectively, were associated with one reinsurer (note 14).

At December 31, 2020 and 2019, the Company had unsecured aggregate recoverable from the following reinsurers for policy and contracts claims, paid and unpaid, that exceeds 3% of the Company’s surplus, as follows:

Group	2020	2019
Hannover Reassurance (Ireland) LTD	$23,395,841	18,472,006
Hannover Life Reassurance Company	6,157,169	3,491,119

Total group	29,553,010	21,963,125

Reinsurance agreements in effect for life insurance policies vary according to the age of the insured and the type of risk. Retention amounts for life insurance range from $250,000 on domestic individual life coverages to $500,000 on group life and Latin American individual life coverages, with slightly lower limits on accidental death benefits. At December 31, 2020 and 2019, the face amounts of life insurance in force that are reinsured amounted to approximately $7,825,346,000 and $7,421,897,000, respectively (approximately 24.2% and 24.3% of total life insurance in force, respectively).

Reinsurance agreements in effect for accident and health insurance policies vary with the type of coverage. There are no accident and health reinsurance treaties subject to retention limits.

The effects of reinsurance agreements on earned premiums, prior to deductions for benefits, and commission allowances are as follows for the years ended December 31, 2020, 2019, and 2018:

	2020	2019	2018
Reinsurance ceded	$23,395,841	209,700,052	207,564,634
Reinsurance assumed	6,157,169	58,091,200	52,646,255

Reinsurance agreements reduced benefits paid for life and accident and health policies by approximately $196,185,000, $195,274,600, and $199,434,000 for the years ended December 31, 2020, 2019, and 2018, respectively.

The Company had no commutation of reinsurance or ceding entities that utilized captive reinsurers to assume reserves subject to the XXX/AXXX Captive Framework in 2020 or 2019.

AMERICAN FIDELITY ASSURANCE COMPANY

Notes to Statutory Financial Statements

The Company had no certified reinsurance rating downgraded or status subject to revocation. Nor did the company have reinsurance of variable annuity contracts/certificates with an affiliate captive reinsurer. There were no reinsurance agreements with affiliated captive reinsurers.

(10)	Employee Benefit Plans

The Company participates in a pension plan (the Plan), sponsored by AFC, and is not directly liable for obligations under the Plan. The Plan covers all employees who have satisfied longevity and age requirements. The Company’s funding policy is to contribute annually the maximum amount that can be deducted for federal income tax purposes. Contributions are intended to provide not only for benefits attributed to service to date, but also for those expected to be earned in the future. The Company contributed approximately $40,000,000, $20,019,000, and $56,056,000 to the Plan during the years ended December 31, 2020, 2019, and 2018, respectively. AFC also offers certain postretirement benefits other than the Plan.

On September 12, 2018, the Company made an additional approximately $39,000,000 cash contribution over the required minimum contribution of approximately $17,506,000. This transaction allowed the Company to take advantage of the 14% differential in tax rate (35% vs 21%) by designating all 2018 payments as contributions for the 2017 Plan Year for the Plan and for Federal Income Tax purposes. This designation had to occur and be funded prior to the filing of the 2018 tax return. The additional contribution had a pretax impact of approximately $39,000,000. The tax benefits related to the election on required and additional contributions reduced the expense by approximately $16,038,000 causing a net decrease of approximately $22,962,000.

The Company participates in a defined-contribution thrift and profit sharing plan as provided under Section 401(a) of the Code, which includes the tax deferral feature for employee contributions provided by Section 401(k) of the Code. The Company contributed approximately $10,487,000, $9,809,000, and $8,898,000 to this plan during the years ended December 31, 2020, 2019, and 2018, respectively.

(11)	Leases

The Company leases various properties to nonaffiliates under operating lease agreements, which expire or are cancelable within one year. The properties leased are included in the statutory statements of admitted assets, liabilities, and capital and surplus as investment real estate. Rental income on these properties is included in the statutory statements of operations as net investment income.

Investment real estate held for lease is as follows at December 31:

	2020	2019
Land and buildings, net of encumbrances	$37,189,228	35,742,883
Less accumulated depreciation	(14,586,477)	(11,969,556)

Net investment real estate	$22,602,751	23,773,327

The Company entered into a lease agreement with 9000 Broadway LLC, a related party, on December 31, 2012, and modified effective January 1, 2014. The balance due will be paid in monthly amounts of approximately $714,000 over the 20-year term of the lease.

AMERICAN FIDELITY ASSURANCE COMPANY

Notes to Statutory Financial Statements

(12)	Capital and Surplus

Payment of dividends is restricted by law to available net surplus computed on a statutory basis. In addition, without the prior approval of the Oklahoma Insurance Department, the amount of any dividend during any one year is limited to the greater of (i) 10% of surplus or (ii) net gain from operations for the previous calendar year. An ordinary dividend in the amount of $25,000,000 on February 28, 2020 and $65,000,000 on December 2, 2020 was paid by the Company. In 2019, the Company paid the following ordinary dividends on March 26, 2019, $15,000,000, June 20, 2019, $20,000,000, and December 20, 2019 for $25,000,000. In 2018, the Company paid the following ordinary dividends on May 1, 2018, $11,000,000, June 14, 2018, $11,000,000, and September 26, 2018 for $13,000,000.

(13)	Transactions with Affiliates

As disclosed in footnote 12, the Company paid cash dividends to AFC in the amount of approximately $90,000,000, $60,000,000, and $35,000,000 during 2020, 2019, and 2018, respectively. There were no other transactions with affiliates in amounts, which exceeded one-half of one percent of the total admitted assets of the Company.

At December 31, 2020 and 2019, the Company reported approximately $4,211,000 and $6,514,000, respectively, as amounts due from AFC.

The Company leases office space from a subsidiary of AFC. The rent payments associated with this lease were approximately $11,448,000, $10,107,000 and $9,593,000 in 2020, 2019, and 2018, respectively.

The Company incurred and paid costs throughout 2020 for an internal systems development project. These amounts relate primarily to costs incurred by the parent related to software and are settled within the terms of the cost sharing agreements. Costs are reimbursable as of January 1, 2021 and are to be repaid to AFC in semi-annual installments over 3.5 years. At December 31, 2020, 2019, and 2018, the amount related to this project is approximately $6,304,000, $18,027,000, and $ 10,943,027, respectively. The Company reported approximately $1,702,000, $5,432,000, and $ 6,246,000 as amounts due to the parent company for 2020 and 2019, respectively.

The Company leases automobiles, furniture, and equipment from a partnership that owns a controlling interest in AFC. These operating leases are cancelable upon one month’s notice. During the years ended December 31, 2020, 2019, and 2018, payments under these leases were approximately $12,252,000, $12,209,000, and $12,366,000, respectively.

Under a service agreement approved by the Oklahoma Insurance Department, AFC provides certain services on a cost basis with no markup. During the years ended December 31, 2020, 2019, and 2018, the Company paid management fees to AFC totaling approximately $13,218,000, $11,268,000, and $14,494,000, respectively.

Under a service agreement approved by the Oklahoma Insurance Department, AFA provides certain services to American Fidelity International (Bermuda) Ltd. (AFIBL). During the years ended December 31, 2020, 2019, and 2018, AFIBL paid management fees to AFA of approximately $3,078,000, $3,078,000, and $2,103,000 respectively.

AMERICAN FIDELITY ASSURANCE COMPANY

Notes to Statutory Financial Statements

Under a service agreement approved by the Oklahoma Insurance Department, AFA provides certain services to American Public Life Insurance Company (APL). During the years ended December 31, 2020, 2019, and 2018, APL paid management fees to AFA of approximately $1,750,000, $1,500,000, and $1,500,000, respectively.

During the years ended December 31, 2020, 2019, and 2018, the Company paid investment advisory fees to a partnership that owns a controlling interest in AFC totaling approximately $17,368,000, $15,341,000, and $10,822,000, respectively.

(14)	Commitments and Contingencies

Rent expense for the years ended December 31, 2020, 2019, and 2018 was approximately $28,292,000, $26,464,000, and $25,583,000 respectively. A portion of rent expense relates to leases that expire or are cancelable within one year. The approximate aggregate minimum annual rental commitments as of December 31, 2020 under noncancelable long-term leases for office space are as follows:

2021	$10,502,000
2022	9,400,000
2023	8,874,000
2024	8,568,000
2025	8,568,000
2026 and thereafter	101,392,000

The Company has outstanding mortgage loan commitments of approximately $39,175,000 and $40,825,000 at December 31, 2020 and 2019, respectively.

The Company is subject to state guaranty association assessments in all states in which it is licensed to do business. These associations generally guarantee certain levels of benefits payable to resident policyholders of insolvent insurance companies. Many states allow premium tax credits for all or a portion of such assessments, thereby allowing potential recovery of these payments over a period of years. However, several states do not allow such credits. The Company estimates its liabilities for guaranty association assessments by using the latest information available from the National Organization of Life and Health Insurance Guaranty Associations. The Company monitors and revises its estimates for assessments as additional information becomes available, which could result in changes to the estimated liabilities. As of December 31, 2020, and 2019, liabilities for guaranty association assessments totaled approximately $1,816,000 and $1,691,000, respectively. Other operating expenses related to state guaranty association assessments were minimal for the years ended December 31, 2020 and 2019.

In the normal course of business, there are various legal actions and proceedings pending against the Company and its subsidiaries. In management’s opinion, the ultimate liability, if any, resulting from these legal actions will not have a material adverse effect on the Company’s financial position.

AMERICAN FIDELITY ASSURANCE COMPANY

Notes to Statutory Financial Statements

(15)	Acquired Business – Mid-Continent Life Insurance Company

Effective December 31, 2000, the Company entered into an assumption reinsurance agreement with the Commissioner of Insurance of the State of Oklahoma, in his capacity as receiver of Mid-Continent Life Insurance Company (MCL) of Oklahoma City, Oklahoma. Under this agreement, the Company assumed MCL’s policies in force, with the exception of a small block of annuity policies that was assumed effective January 1, 2001. In a concurrent reinsurance agreement, the Company ceded 100% of the MCL policies assumed to Hannover Life Reassurance Company of America. In 2002, this agreement was then transferred to Hannover Life Reassurance Company of Ireland (HLR). The agreement with HLR is a funds withheld arrangement, with the Company ceding net policy assets and liabilities of approximately $659,562,000 and $691,754,000 to HLR and maintaining a funds withheld liability at December 31, 2020 and 2019, respectively.

Under the terms of the agreement with the receiver, the Company guaranteed the amount of premiums charged under the assumed “Extra-Life” contracts would not increase during the 17-year period beginning December 31, 2000 and would only increase thereafter if certain conditions were met. Since 2018, the Company has demonstrated to the Oklahoma Department of Insurance that those certain conditions had been met and the company has implemented rate increases every year since then. The Company also guaranteed that the current dividend scale on the assumed “Extra-Life” contracts would not be reduced or eliminated during the five-year period beginning December 31, 2000. Beginning January 1, 2006, the dividends on the assumed “Extra Life” contract were no longer guaranteed pursuant to the assumption reinsurance agreement with the Commissioner of Insurance of the State of Oklahoma.

As required by the terms of the assumption reinsurance agreement with the Commissioner of Insurance of the State of Oklahoma, the Company and HLR agreed that a Supplemental Policyholder Reserve (SPR) would be established. The initial SPR is equal to the net of the assets and liabilities received from MCL under the assumption agreement, less amounts ceded to other reinsurance carriers. The SPR is 100% ceded to HLR.

The purpose of the SPR is to provide additional protection to the MCL policyholders against premium increases and to ensure that profits are recognized over the lives of the underlying policies, rather than being recognized up front. The method for calculation of the initial SPR was specified precisely in the agreement with the receiver. The method for calculating the SPR for periods beyond the purchase date was developed by the Company, as this reserve is not otherwise required statutorily or under existing actuarial valuation guidance. The SPR is divided into two parts: (a) an additional reserve for future benefits, which is an estimate of the amount needed, in addition to the policy reserves and liability for future dividends, to fund benefits assuming there are no future premium rate increases, and (b) an additional reserve for future estimated profit, which represents the profit the Company expects to earn on this business over the lives of the underlying policies. The SPR is reprojected each year to recognize current and future profits as a level percentage of future projected required capital amounts each year, resulting in a level return on investment. Any remaining SPR will not automatically be released after the premium guarantee period of 17 years because the SPR is to be held until there is an actuarial certainty that premium rate increases will not be needed. The calculation of the SPR is subject to significant volatility, as it is highly dependent upon assumptions regarding mortality, lapse experience, and investment return. Small shifts in any of these underlying assumptions could have a dramatic impact on the value of the SPR. The SPR was approximately $315,496,000 and $343,509,000 for 2020 and 2019, respectively.

Under the terms of the agreement with HLR, HLR has agreed to share future profits on a 50/50 basis with the Company through an experience refund account. The experience refund account is calculated as

AMERICAN FIDELITY ASSURANCE COMPANY

Notes to Statutory Financial Statements

premium income plus investment income less reserve increases (including the SPR), benefits paid, and administrative expense allowances paid to the Company and is settled on a quarterly basis. Losses are not shared on a 50/50 basis, except to the extent that a net loss in the experience account at the end of a quarter carries forward to future quarters. There was no experience refund earned by the Company in 2020 and 2019. Due to the nature of a funds withheld reinsurance arrangement, the components of the experience refund calculation are reported as separate components in the accompanying summary of operations. Premium income, reserve increases, and benefits paid related to this block are reported as reductions of premium income, changes in reserves, and benefits for reinsurance ceded, as required by the terms of the agreement. Investment income on the funds withheld is included in AFA’s investment income, and administrative expense allowances paid to AFA are reported as a reduction of AFA’s expense. The impact of ceding investment income on funds withheld is reported as a reduction of net investment income in the accompanying summary of operations.

(16)	Life Contracts – Premiums

Deferred and uncollected life insurance premiums and annuity considerations as of December 31, 2020 were as follows:

	Gross	Net of loading
Ordinary new business	$28,345,733	3,072,486
Ordinary renewal	58,263,548	43,058,578
Group life	84,081	84,081

Total	$86,693,362	46,215,145

Deferred and uncollected life insurance premiums and annuity considerations as of December 31, 2019 were as follows:

	Gross	Net of loading
Ordinary new business	$23,862,178	2,339,815
Ordinary renewal	55,902,416	42,487,089
Group life	97,401	97,401

Total	$79,861,995	44,924,305

(17)	Managing General Agents and Third-Party Administrators

There are no MGA or TPA arrangements with direct written premium greater than 5% of surplus at December 31, 2020, 2019 and 2018, respectively. Total aggregate direct written premium was approximately $39,427,000, $51,120,000, and $58,646,000, at December 31, 2020, 2019 and 2018, respectively.

AMERICAN FIDELITY ASSURANCE COMPANY

Notes to Statutory Financial Statements

(18)	Affiliated Entities

The following is a summary of the significant ownership and affiliated entity relationships that existed at December 31, 2020:

Immediate parent	American Fidelity Corporation

Other insurance affiliates	American Public Life Insurance Company
American Fidelity International (Bermuda) Ltd.

Other affiliates	Cameron Ventures, LLC
American Fidelity Securities, Inc.
First Financial Securities of America, Inc.
Hawaii Development, LLC
Cameron Enterprises, A Limited Partnership and its affiliates
9000 Broadway Owners Association, LLC
AF Apartments, Inc.
AF Professional Employment Group, LLC and its affiliates
American Fidelity Administrative Services, LLC
American Fidelity Community Services, Inc.
American Fidelity General Agency, Inc.
American Fidelity International Holdings, Inc. and its affiliates
American Fidelity Property Company and its affiliates
Apple Creek Apartments, Inc.
Health Services Administration, LLC
Home Rentals, Inc. and its affiliates
InvesTrust Wealth Management, LLC and its affiliates
Lancet Entertainment, LLC
Market Place Realty Corporation
Oklahoma Winery Partners, LLC and its affiliates
ORK Investments, LLC
Vintage Oakville Cross, LLC
First Fidelity Bank and its affiliates
INSURICA, Inc. and its affiliates
NAIA of TX and its affiliates

AMERICAN FIDELITY ASSURANCE COMPANY

Notes to Statutory Financial Statements

(19)	Reconciliations

Reconciliations of capital and surplus and net income on a GAAP basis to the amounts included in the accompanying statutory financial statements as of and for the years ended December 31, 2020 and 2019 are as follows (in thousands):

	Net income		Capital and surplus
	2020	2019	2020	2019
Amounts as reported on statutory basis	$130,106	90,280	590,655	544,295
Adjustments:
Deferred policy acquisition costs	56,111	48,006	762,842	719,167
Policy benefit reserves	7,319	(848)	36,500	(21,232)
Deferred federal income taxes	1,093	1,224	(207,742)	(146,917)
Due and deferred premiums	(638)	(4,190)	(26,328)	(24,820)
Nonadmitted assets	—	—	23,489	25,842
Asset valuation reserve	—	—	47,812	37,888
Invested assets	—	—	558,292	277,076
Funds withheld derivative	25,163	27,186	(203,622)	(132,630)
Other, net	—	34	89,745	62,597

Amounts on a GAAP basis for consolidated presentation	$219,154	161,692	1,671,643	1,341,266

	Net income		Capital and surplus
	2019	2018	2019	2018
Amounts as reported on statutory basis	$90,280	98,889	544,295	505,226
Adjustments:
Deferred policy acquisition costs	48,006	50,098	719,167	681,183
Policy benefit reserves	(848)	(19,647)	(21,232)	(21,705)
Deferred federal income taxes	1,224	(9,098)	(146,917)	(102,268)
Due and deferred premiums	(4,190)	(1,050)	(24,820)	(25,722)
Nonadmitted assets	—	—	25,842	26,162
Asset valuation reserve	—	—	37,888	40,378
Invested assets	—	(74,834)	277,076	(11,564)
Funds withheld derivative	27,186	75,661	(132,630)	(47,099)
Other, net	34	(823)	62,597	32,997

Amounts on a GAAP basis for consolidated presentation	$161,692	119,196	1,341,266	1,077,588

AMERICAN FIDELITY ASSURANCE COMPANY

Notes to Statutory Financial Statements

(20)	Guaranty Assessments

As of December 31, 2020, American Fidelity Assurance Company did not receive notice of any assessments that would have a material financial impact.

The amount of recognized liabilities under SSAP No. 35R is approximately $1,816,000 and the related asset for premium tax credits is approximately $756,000. The Company expects that the assessments would be billed and paid over the next year and the majority of the premium tax offsets would be realized over the next five years after that.

Assets recognized from paid and accrued premium tax offsets and policy surcharges prior year-end	$3,558,726
Decreases current year:
Premium tax offset applied	785,544
Payments on insolvencies which were set up as payables prior to the current year	135,555
Reduction in the estimated assessment liability based on the new projections at the end of the current year	17,823
Increases current year:
Assessment payments less refunds on insolvencies billed during the current year	183,716
Adjusted the liability to remove payments on insolvencies which are no longer part of the projected liability	154,161
Assets recognized from paid and accrued premium tax offsets and policy surcharges current year-end	$2,957,681

(21)	Subsequent Events

The Company has evaluated events subsequent to December 31, 2020 and through April 15, 2021 the date on which the audited financial statements were issued.

The Company’s exposure to risk and impact from COVID-19 continues to be analyzed at every level. Our product mix does not currently have comprehensive medical coverage as we primarily sell supplemental health products. Our reserves have proved to be adequate under a wide variety of interest rates and stress tests. At this point, we have no reason to believe that normal reserves will not be adequate to cover impacts of COVID-19. Due to our product mix, we believe that the claim impact, if any due to the virus itself will be very minor. However, if these events would at some point trigger a recession, we could see the potential for additional claims (and claim reserves) in our disability lines. The Company has modeled various stress scenarios for all potentially impacted areas and will continue to monitor outcomes monthly of all financial impacts. The Company’s investments portfolio is very high credit quality, and as noted earlier in footnote 1(l), Capital and Surplus, our liquidity level is substantial for the Company, with additional sources at the AFC level. Monitoring at every level will continue as long as deemed necessary.

AMERICAN FIDELITY ASSURANCE COMPANY

Schedule I- Summary of Investments-Other than Investments in Related Parties

December 31, 2020

			Amount at which
			shown in the
Type of investment	Cost	Fair Value	balance sheet
Bonds:
United States Government and government agencies and authorities	$2,083,856	$2,229,874	$2,083,856
Special revenue	131,242,078	146,560,463	131,242,078
States, municipalities and political subdivisions	887,065,787	972,357,996	877,065,787
Foreign governments	21,005,872	22,560,677	21,005,872
All other corporate and mortgage backed bonds[1]	3,428,424,864	3,884,522,388	3,428,424,864

Total Bonds:	4,469,822,457	5,028,231,398	4,459,822,457

Equity securities:
Preferred stock	$9,295,646	$19,455,638	$9,295,646
Common stock - unaffiliated	11,949,640	23,741,020	24,895,757

Total equity securities:	21,245,286	43,196,658	34,191,403

Mortgage loans on real estate	611,162,513	656,676,775	611,162,513
Real estate	22,602,751	22,602,751	22,602,751
Cash and short-term investments	253,133,660	253,133,660	253,133,660
Contract loans	53,764,175	53,764,175	53,764,175
Other long-term investments	160,836,939	164,794,515	160,836,939
Receivable for securities	76,717	76,717	76,717

Total investments	$5,592,644,498	$6,222,476,649	$5,595,590,615

[1]	The amount shown on the balance sheet for NAIC 6 bonds are presented at fair value as fair value is lower than cost

See accompanying independent auditors’ report.	(Continued)

AMERICAN FIDELITY ASSURANCE COMPANY

Schedule III- Supplementary Insurance Information

December 31, 2020

(In thousands)

	As of December 31,				For the years ended December 31,
Segment	Deferred policy acquisition cost (1)	Future policy benefits losses, claims and loss expenses (3)	Unearned premiums (3)	Other policy claims and benefits payable (3)	Premium revenue and annuity, pension and other contract considerations	Net investment income	Benefits, claims, losses and settlement expenses	Amortization of deferred policy acquisition costs (1)	Other operating expense	Premiums written (2)
2020:
Life	$—	$529,690	$—	$17,857	$139,440	$53,948	$53,454	$—	$70,462	—
Annuity	—	2,109,466	—	258	247,204	83,292	175,087	—	45,734	—
Supplementary Contract	—	21,268	—	21,033	684	1,283	2,094	—	76	—
Accident and Health	—	799,081	5,616	129,751	814,685	39,731	372,018	—	383,594	—

Total	$—	$3,459,505	$5,616	$168,899	$1,202,013	$178,254	$602,653	$—	$499,866	—

2019:
Life	$—	$492,248	$—	$11,069	$139,440	$57,451	$42,487	$—	$63,892	—
Annuity	—	2,003,857	—	200	231,289	86,062	175,897	—	18,954	—
Supplementary Contract	—	21,761	—	22,781	966	818	2,710	—	79	—
Accident and Health	—	758,895	6,117	135,478	805,432	36,497	419,763	—	355,000	—

Total	$—	$3,276,761	$6,117	$169,528	$2,142,500	$180,828	$640,857	$—	$437,925	—

2018:
Life	$—	$455,009	$—	$10,615	$123,588	$59,575	$36,864	$—	$69,519	—
Annuity	—	1,958,643	—	—	228,750	85,605	183,781	—	23,074	—
Supplementary Contract	—	691	—	139	—	30	—	—	—	—
Accident and Health	—	702,795	6,211	116,823	739,319	39,750	368,901	—	382,888	—

Total	$—	$3,117,138	$6,211	$127,577	$1,091,657	$184,960	$589,546	$—	$475,481	—

(1)	Does not apply to financial statements of life insurance companies which are prepared on a statutory basis.
(2)	Does not apply to life insurance.
(3)	Advance premiums and other deposit funds are included in other policy claims and benefits payable.

See accompanying independent auditors’ report.	(Continued)

AMERICAN FIDELITY ASSURANCE COMPANY

Schedule IV- Reinsurance

December 31, 2020

(In thousands)

					Percentage
		Ceded	Assumed		of amount
	Gross	to other	from other	Net	assumed
	amount	companies	companies	amount	to net
Year ended December 31, 2020:
Life insurance in force	$32,389,803	$7,825,346	$—	$24,564,457	N/A
Premiums:
Life insurance	$444,694	$45,762	$—	$398,932	N/A
Accident and health insurance	936,455	170,045	48,275	814,685	6.11%

Total premiums	$1,381,149	$215,807	$48,275	$1,213,617	4.94%

Year ended December 31, 2019:
Life insurance in force	$30,554,183	$7,421,897	$—	$23,132,286	N/A
Premiums:
Life insurance	$416,397	$45,668	$—	$370,729	N/A
Accident and health insurance	911,372	164,032	58,091	805,431	7.21%

Total premiums	$1,327,769	$209,700	$58,091	$1,176,160	4.94%

Year ended December 31, 2018:
Life insurance in force	$28,719,190	$7,759,347	$—	$20,959,843	N/A
Premiums:
Life insurance	$398,011	$45,673	$—	$352,338	N/A
Accident and health insurance	848,564	161,891	52,646	739,319	7.12%

Total premiums	$1,246,575	$207,564	$52,646	$1,091,657	4.82%

See accompanying independent auditors’ report.

PART C

OTHER INFORMATION

ITEM 27.	EXHIBITS

a	Resolution adopted by the Board of American Fidelity Assurance Company authorizing the establishment of Separate Account B. Incorporated by reference to Exhibit 99.B1 to Registrant’s registration statement on Form N-4 filed on April 23, 1997. https://www.sec.gov/Archives/edgar/data/1029446/0000928389-97-000109-index.html

c	Amended and Restated Principal Underwriter’s Agreement dated June 10, 2006 between American Fidelity Assurance Company, on behalf of the Registrant, and American Fidelity Securities, Inc. Incorporated by reference to Exhibit 3 to Post-Effective Amendment No. 13 to Registrant’s registration statement on Form N-4 filed on April 30, 2007. https://www.sec.gov/Archives/edgar/data/1029446/000090933407000141/afsabex3-123106.htm

c.1	First Amendment to Amended and Restated Principal Underwriter’s Agreement between American Fidelity Assurance Company, on behalf of the Registrant, and American Fidelity Securities, Inc. dated June 10, 2009. Incorporated by reference to Exhibit 3.1 to Registrant’s Registration Statement on Post-Effective Amendment No. 27 to Form N-4 filed on April 27, 2018. https://www.sec.gov/Archives/edgar/data/1029446/000106112818000045/exhibit31firstamendment.htm

c.2	Second Amendment to Amended and Restated Principal Underwriter’s Agreement between American Fidelity Assurance Company, on behalf of the Registrant, and American Fidelity Securities, Inc. dated April 20, 2012. Incorporated by reference to Exhibit 3.1 to Post-Effective Amendment No. 60 to Registrant’s registration statement on Form N-4 filed on April 30, 2012. https://www.sec.gov/Archives/edgar/data/1029446/000106112812000040/exhibit3-1.htm

c.3	Third Amendment to Amended and Restated Principal Underwriter’s Agreement between American Fidelity Assurance Company, on behalf of the Registrant, and American Fidelity Securities, Inc. dated June 10, 2015. Incorporated by reference to Exhibit 3.3 to Registrant’s Registration Statement on Post-Effective Amendment No. 27 to Form N-4 filed on April 27, 2018. https://www.sec.gov/Archives/edgar/data/1029446/000106112818000045/exhibit33thirdamenment.htm

c.4	Fourth Amendment to Amended and Restated Principal Underwriter’s Agreement between American Fidelity Assurance Company, on behalf of the Registrant, and American Fidelity Securities, Inc. dated May 24, 2018. Incorporated by reference to Exhibit 3.4 to Registrant’s Registration Statement on Post-Effective Amendment No. 28 to Form N-4 filed on April 30, 2020. https://www.sec.gov/Archives/edgar/data/1029446/000106112820000031/34fourthamendment.htm

d.1	Flexible Premium Variable and Fixed Deferred Annuity. Incorporated by reference to Exhibit 99.B4(i) to Registrant’s registration statement on Form N-4 filed on April 23, 1997. https://www.sec.gov/Archives/edgar/data/1029446/0000928389-97-000109-index.html

d.2	Loan Rider. Incorporated by reference to Exhibit 99.B4(ii) to Registrant’s registration statement on Form N-4 filed on April 23, 1997. https://www.sec.gov/Archives/edgar/data/1029446/0000928389-97-000109-index.html

d.3	403(b) Annuity Rider. Incorporated by reference to Exhibit 99B.4(iii) to Registrant’s registration statement on Form N-4 filed on April 23, 1997. https://www.sec.gov/Archives/edgar/data/1029446/0000928389-97-000109-index.html

d.4	Individual Retirement Annuity Rider. Incorporated by reference to Exhibit 99.B4(iv) to Registrant’s registration statement on Form N-4 filed on April 23, 1997. https://www.sec.gov/Archives/edgar/data/1029446/0000928389-97-000109-index.html

d.5	Flexible Premium Variable and Fixed Deferred Annuity (variable guaranteed minimum interest rate). Incorporated by reference to Exhibit 4.6 to Post-Effective Amendment No. 9 to Registrant’s Registration Statement on Form N-4 filed on April 26, 2004. https://www.sec.gov/Archives/edgar/data/1029446/000090933404000135/policy1-0variablerate.txt

d.6	403(b) Plan Loan Rider. Incorporated by reference to Exhibit 4.7 to Post-Effective Amendment No. 9 to Registrant’s Registration Statement on Form N-4 filed on April 26, 2004. https://www.sec.gov/Archives/edgar/data/1029446/000090933404000135/loanrider-2004.txt

d.7	403(b) Annuity Rider. Incorporated by reference to Exhibit 4.8 to Post-Effective Amendment No. 9 to Registrant’s Registration Statement on Form N-4 filed on April 26, 2004. https://www.sec.gov/Archives/edgar/data/1029446/000090933404000135/annuityrider-2004.txt

e	Application Form. Incorporated herein by reference to Exhibit 99.B5 to Registrant’s registration statement on Form N-4 filed on April 23, 1997. https://www.sec.gov/Archives/edgar/data/1029446/0000928389-97-000109-index.html

f.1	Articles of Incorporation of American Fidelity Assurance Company. Incorporated by reference to Exhibit 99.B6(i) to Pre-Effective Amendment No. 1 to Registrant’s registration statement on Form N-4 filed on October 10, 1997. https://www.sec.gov/Archives/edgar/data/1029446/0000928389-97-000217-index.html

f.2	Amended and Restated Bylaws of American Fidelity Assurance Company dated November 24, 1997. Incorporated by reference to Exhibit 99.B6(ii) to Post-Effective Amendment No. 1 to Registrant’s registration statement on Form N-4 filed on April 24, 1998. https://www.sec.gov/Archives/edgar/data/1029446/0000928389-98-000077-index.html

h.1	Fund Participation and Service Agreement dated August 19, 2014 by and among American Fidelity Assurance Company, on behalf of the Registrant, American Funds Distributors, Inc., American Funds Service Company, Capital Research and Management Company and the American Funds Insurance Series. Incorporated by reference to Exhibit 8.1 to Post-Effective Amendment No. 23 to Registrant’s registration statement on Form N-4 filed on April 30, 2015. https://www.sec.gov/Archives/edgar/data/1029446/000106112815000020/exhibit8-1.htm

h.1.1	Amendment No. 1 to Fund Participation and Service Agreement, dated November 14, 2017, by and between American Fidelity Assurance Company, on behalf of the Registrant, American Funds Distributors, Inc., American Funds Service Company, Capital Research and Management Company, and the American Funds Insurance Series. Incorporated by reference to Exhibit 8.1.1 to Registrant’s Registration Statement on Post-Effective Amendment No. 27 to Form N-4 filed on April 27, 2018. https://www.sec.gov/Archives/edgar/data/1029446/000106112818000045/exhibit811amendment.htm

h.1.2	Rule 22c-2 Agreement dated September 12, 2014 between American Fidelity Assurance Company and American Funds Service Company. Incorporated by reference to Exhibit 8.1.1 to Post-Effective Amendment No. 23 to Registrant’s registration statement on Form N-4 filed on April 30, 2015. https://www.sec.gov/Archives/edgar/data/1029446/000106112815000020/exhibit8_1-1.htm

h.1.3	Business Agreement dated August 19, 2014 by and among American Fidelity Assurance Company, American Fidelity Securities, Inc., American Funds Distributors, Inc. and Capital Research and Management Company. Incorporated by reference to Exhibit 8.1.2 to Post-Effective Amendment No. 23 to Registrant’s registration statement on Form N-4 filed on April 30, 2015. https://www.sec.gov/Archives/edgar/data/1029446/000106112815000020/exhibit8_1-2.htm

h.3	Fund Participation Agreement dated May 13, 1997 between American Fidelity Assurance Company and each of Dreyfus Variable Investment Fund, The Dreyfus Sustainable U.S. Equity Portfolio, Inc. and Dreyfus Life and Annuity Index Fund, Inc. (d/b/a Dreyfus Stock Index Fund), as amended by Amendment thereto effective January 1, 1999. Incorporated by reference to Exhibit 8.2 to Post-Effective Amendment No. 2 to Registrant’s registration statement on Form N-4 on April 30, 1999. https://www.sec.gov/Archives/edgar/data/1029446/0000950134-99-003391-index.html

h.3.1	Amendment to Fund Participation Agreement between American Fidelity Assurance Company and each of Dreyfus Variable Investment Fund, The Dreyfus Sustainable U.S. Equity Portfolio, Inc. and Dreyfus Life and Annuity Index Fund, Inc. (d/b/a Dreyfus Stock Index Fund), dated March 1, 2001. Incorporated by reference to Exhibit 8.3 to Post-Effective Amendment No. 5 to Registrant’s registration statement on Form N-4 filed on April 30, 2001. https://www.sec.gov/Archives/edgar/data/1029446/000090933401500006/sab83.txt

h.3.2	Amendment to Fund Participation Agreement between American Fidelity Assurance Company and each of Dreyfus Variable Investment Fund, The Dreyfus Sustainable U.S. Equity Portfolio, Inc. and Dreyfus Life and Annuity Index Fund, Inc. (d/b/a Dreyfus Stock Index Fund) dated June 3, 2002. Incorporated by reference to Exhibit 8.5 to Post-Effective Amendment No. 7 to Registrant’s registration statement on Form N-4 filed April 7, 2003. https://www.sec.gov/Archives/edgar/data/1029446/000090933403000144/0000909334-03-000144-index.htm

h.3.3	Amendment to Fund Participation Agreement between American Fidelity Assurance Company and each of Dreyfus Variable Investment Fund, Dreyfus Investment Portfolios, The Dreyfus Sustainable U.S. Equity Portfolio, Inc. and Dreyfus Stock Index Fund, Inc. (f/k/a “The Dreyfus Life and Annuity Index Fund, Inc. (d/b/a Dreyfus Stock Index Fund)”) dated November 1, 2010. Incorporated by reference to Exhibit 8.3.3 to Post-Effective Amendment No. 18 to Registrant’s registration statement on Form N-4 filed on April 29, 2011. https://www.sec.gov/Archives/edgar/data/1029446/000106112811000034/afsabex833-2011.htm

h.3.4	Amendment No. 5 to Fund Participation Agreement between American Fidelity Assurance Company and each of Dreyfus Variable Investment Fund, Dreyfus Investment Portfolios, The Dreyfus Sustainable U.S. Equity Portfolio, Inc. and Dreyfus Stock Index Fund, Inc. (f/k/a “The Dreyfus Life and Annuity Index Fund, Inc. (d/b/a Dreyfus Stock Index Fund)”) dated April 15, 2011. Incorporated by reference to Exhibit 8.3.9 to Post-Effective Amendment No. 18 to Registrant’s registration statement on Form N-4 filed on April 29, 2011. https://www.sec.gov/Archives/edgar/data/1029446/000106112811000034/afsabex839-2011.htm

h.3.5	Amendment to Fund Participation Agreement between American Fidelity Assurance Company and each of Dreyfus Variable Investment Fund, Dreyfus Investment Portfolios, Dreyfus Stock Index Fund, Inc. (formerly known as “The Dreyfus Life and Annuity Index Fund, Inc. [d/b/a/ Dreyfus Stock Index Fund]”), and The Dreyfus Sustainable U.S. Equity Portfolio, Inc. (formerly known as “The Dreyfus Socially Responsible Growth Fund, Inc.) dated July 1, 2017. Incorporated by reference to Exhibit 8.3.5 to Registrant’s Registration Statement on Post-Effective Amendment No. 27 to Form N-4 filed on April 27, 2018. https://www.sec.gov/Archives/edgar/data/1029446/000106112818000045/exhibit835amdtofundpartagrmt.htm

h.3.6	Agreement dated May 13, 1997 between American Fidelity Assurance Company and The Dreyfus Corporation. Incorporated by reference to Exhibit 8.18 to Post-Effective Amendment No. 10 to Registrant’s registration statement on Form N-4 filed March 31, 2005. https://www.sec.gov/Archives/edgar/data/1029446/000090933405000093/sab-exh818.txt

h.3.7	Amendment to the Agreement between The Dreyfus Corporation and American Fidelity Assurance Company dated January 1, 1999. Incorporated by reference to Exhibit 8.19 to Post-Effective Amendment No. 10 to Registrant’s registration statement on Form N-4 filed March 31, 2005. https://www.sec.gov/Archives/edgar/data/1029446/000090933405000093/sab-exh819.txt

h.3.8	Amendment No. 2 to the Agreement between The Dreyfus Corporation and American Fidelity Assurance Company dated March 15, 2005. Incorporated by reference to Exhibit 8.23 to Post-Effective Amendment No. 11 to Registrant’s registration statement on Form N-4 filed April 27, 2005. https://www.sec.gov/Archives/edgar/data/1029446/000090933405000122/sab-exh823.txt

h.3.9	Amendment to Agreement by and between The Dreyfus Corporation and each of American Fidelity Assurance Company and American Fidelity Securities, Inc. dated November 1, 2010. Incorporated by reference to Exhibit 8.3.7 to Post-Effective Amendment No. 18 to Registrant’s registration statement on Form N-4 filed on April 29, 2011. https://www.sec.gov/Archives/edgar/data/1029446/000106112811000034/afsabex837-2011.htm

h.3.10	Amendment to Agreement by and between The Dreyfus Corporation and each of American Fidelity Assurance Company and American Fidelity Securities, Inc. dated July 1, 2017. Incorporated by reference to Exhibit 8.3.10 to Registrant’s Registration Statement on Post-Effective Amendment No. 27 to Form N-4 filed on April 27, 2018. https://www.sec.gov/Archives/edgar/data/1029446/000106112818000045/exhibit8310amdtoagrmt.htm

h.3.11	2006 Supplemental Agreement (22c-2 Agreement) dated October 1, 2006 by and between Dreyfus Service Corporation and American Fidelity Assurance Company. Incorporated by reference to Exhibit 8.3.6 to Post-Effective Amendment No. 13 to Registrant’s registration statement on Form N-4 filed on April 30, 2007. https://www.sec.gov/Archives/edgar/data/1029446/000090933407000141/afsabex836-123106.htm

h.4	Participation Agreement among Vanguard Variable Insurance Fund and The Vanguard Group, Inc. and Vanguard Marketing Corporation and American Fidelity Assurance Company dated March 30, 2005. Incorporated by reference to Exhibit 8.26 to Post-Effective Amendment No. 11 to Registrant’s registration statement on Form N-4 filed April 27, 2005. – https://www.sec.gov/Archives/edgar/data/1029446/000090933405000122/sab-exh826.txt

h.4.1	Amendment (22c-2 Agreement) to Participation Agreement dated July 12, 2006 by and among Vanguard Variable Insurance Fund, The Vanguard Group, Inc., Vanguard Marketing Corporation and American Fidelity Assurance Company. Incorporated by reference to Exhibit 8.5.1 to Post-Effective Amendment No. 13 to Registrant’s registration statement on Form N-4 filed on April 30, 2007. https://www.sec.gov/Archives/edgar/data/1029446/000090933407000141/afsabex851-123106.htm

h.4.2	Second Amendment to Participation Agreement by and among Vanguard Variable Insurance Fund, The Vanguard Group, Inc., Vanguard Marketing Corporation and American Fidelity Assurance Company dated April 13, 2010. Incorporated by reference to Exhibit 8.5.2 to Post-Effective Amendment No. 17 to Registrant’s registration statement on Form N-4 filed on April 29, 2010. https://www.sec.gov/Archives/edgar/data/1029446/000095012310040419/d72430exv8w5w2.htm

h.4.3	Amendments dated January 2, 2014 to Schedules A and B of Participation Agreement among Vanguard® Variable Insurance Fund, The Vanguard Group, Inc., Vanguard Marketing Corporation and American Fidelity Assurance Company dated March 30, 2005, as amended. Incorporated by reference to Exhibit 8.4.3 to Post-Effective Amendment No. 23 to Registrant’s registration statement on Form N-4 filed on April 30, 2015. https://www.sec.gov/Archives/edgar/data/1029446/000106112815000020/exhibit8_4-3.htm

h.5	Amended and Restated Investment Consultant Agreement between American Fidelity Assurance Company and InvesTrust Consulting, L.L.C. effective October 30, 2017. Incorporated by reference to Exhibit 8.5 to Registrant’s Registration Statement on Post-Effective Amendment No. 27 to Form N-4 filed on April 27, 2018. https://www.sec.gov/Archives/edgar/data/1029446/000106112818000045/exhibit85.htm

k*	Opinion and Consent of Counsel.

l.1*	Consent of Independent Registered Public Accounting Firm (Deloitte).

l.2*	Consent of Independent Registered Public Accounting Firm (KPMG).

x*	Power of Attorney

y	Relationship chart. Incorporated by reference to Exhibit 99 to Registrant’s Registration Statement on Post-Effective Amendment No. 29 to Form N-4 filed on February 25, 2021.

*	Filed herewith.

ITEM 28.	DIRECTORS AND OFFICERS OF THE DEPOSITOR

The following are the executive officers and directors of American Fidelity Assurance Company:

Name and Principal Business Address	Positions and Offices with Depositor

Gregory S. Allen 1515 London Road Charlottesville, Virginia 22901	Director

John M. Bendheim, Jr. 361 Canon Drive Beverly Hills, California 90210	Director

Ronald J. Byrne 9000 Cameron Parkway Oklahoma City, Oklahoma 73114	Senior Vice President

Lynda L. Cameron 9000 Cameron Parkway Oklahoma City, Oklahoma 73114	Director

William M. Cameron 9000 Cameron Parkway Oklahoma City, Oklahoma 73114	Chairman of the Board, Chief Executive Officer, Director

John Cassil 9000 Cameron Parkway Oklahoma City, Oklahoma 73114	Senior Vice President, Chief Financial Officer, Treasurer

William E. Durrett 9000 Cameron Parkway Oklahoma City, Oklahoma 73114	Senior Chairman of the Board, Director

Charles R. Eitel 2209 Miramonte Court Naples, Florida 34105	Director

Theodore M. Elam 8th Floor, Two Leadership Square 211 North Robinson Oklahoma City, Oklahoma 73102	Director

Lynn Fritz 3909 Frei Road Sebastopol, CA 95472	Director

Caroline Ikard 9000 Cameron Parkway Oklahoma City, OK 73114	Director

Christopher T. Kenney 9000 Cameron Parkway Oklahoma City, Oklahoma 73114	Senior Vice President, General Counsel, Secretary

Paula Marshall 2727 East 11th Street Tulsa, Oklahoma 74104	Director

Tom J. McDaniel 9000 Cameron Parkway Oklahoma City, Oklahoma 73114	Director

Stephen M. Prescott, M.D. 825 N.E. 13th St. Oklahoma City, OK 73104	Director

Jeanette Rice 9000 Cameron Parkway Oklahoma City, Oklahoma 73114	President, Chief Operations Officer

Henry Sohn 45B Portage Avenue Palo Alto, CA 94306	Director

Gary E. Tredway 9000 Cameron Parkway Oklahoma City, Oklahoma 73114	Executive Vice President

ITEM 29.	PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

A relationship included as Exhibit 99. The subsidiaries of American Fidelity Assurance Company reflected in the chart are included in the consolidated financial statements of American Fidelity Assurance Company in accordance with generally accepted accounting principles.

ITEM 30.	INDEMNIFICATION

The Bylaws of American Fidelity Assurance Company (Article VIII, Section 3) provide, in part, that:

(a) American Fidelity Assurance Company shall indemnify any person who was or is a party or is threatened to be made a party to any threatened, pending, or completed action, suit, or proceeding, whether civil, criminal, administrative, or investigative (other than an action by or in the right of American Fidelity Assurance Company) by reason of the fact that he is or was a director, officer, employee, or agent of another corporation, partnership, joint venture, trust, or other enterprise, against expenses (including attorneys’ fees), amounts paid in settlement (whether with or without court approval), judgments, fines actually and reasonably incurred by him in connection with such action, suit, or proceeding if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of American Fidelity Assurance Company, and, with respect to any criminal action or proceeding, had reasonable cause to believe that his conduct was not unlawful.

(b) American Fidelity Assurance Company shall indemnify every person who is or was a party or is or was threatened to be made a party to any threatened, pending, or completed action or suit by or in the right of American Fidelity Assurance Company to procure a judgment in its favor by reason of the fact that he is or was a director, officer, employee, or agent of American Fidelity Assurance Company, or is or was serving at the request of American Fidelity Assurance Company as a director, officer, employee, or agent or in any other capacity of or in another corporation, or a partnership, joint venture, trust, or other enterprise, or by reason of any action alleged to have been taken or not taken by him while acting in such capacity, against expenses (including attorneys’ fees) actually and reasonably incurred by him in connection with the defense or settlement of such threatened, pending, or completed action or suit if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of American Fidelity Assurance Company. The termination of any such threatened or actual action or suit by a settlement or by an adverse judgment or order shall not of itself create a presumption that the person did not act in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of American Fidelity Assurance Company. Nevertheless, there shall be no indemnification with respect to expenses incurred in connection with any claim, issue, or matter as to which such person shall have been adjudged to be liable for negligence or misconduct in the performance of his duty to American Fidelity Assurance Company, unless, and only to the extent that the court in which such action or suit was brought shall determine upon application that, despite the adjudication of liability but in view of all the circumstances of the case, such person is fairly and reasonably entitled to indemnity for such expenses as such court shall deem proper.

(c) To the extent that a director, officer, employee, or agent of a corporation has been successful on the merits or otherwise in defense of any action, suit, or proceeding referred to in Subsections (a) and (b) hereof, or in defense of any claim, issue, or matter therein, he shall be indemnified against expenses (including attorneys’ fees) actually and reasonably incurred by him in connection with such defense.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted directors and officers or controlling persons of the Registrant pursuant to the foregoing, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling persons of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 31.	PRINCIPAL UNDERWRITERS

(a) American Fidelity Securities, Inc. is the principal underwriter for the Registrant, American Fidelity Separate Account A and American Fidelity Separate Account C.

(b) The following persons are the officers and directors of American Fidelity Securities, Inc. The principal business address for each of the following officers and directors is 9000 Cameron Parkway, Oklahoma City, Oklahoma 73114.

Name and Principal Business Address	Positions and Offices with Underwriter

Timothy H. Bolden	Director, Vice President AML; Investment Company and Variable Contract Products Principal

Sal Cristofaro	Vice President, Chief Operations Officer; Investment Company and Variable Contract Products Principal; Introducing Broker-Dealer Financial and Operations Principal

Rafael Garcia	Director; Investment Company and Variable Contract Products Principal

Cherie L. Horsfall	Assistant Vice President; Investment Company and Variable Contract Products Principal

Christopher T. Kenney	Chairman of the Board, Chief Executive Officer and President; Investment Company and Variable Contract Products Principal

Linda Overfield	Assistant Vice President AML, Privacy, Licensing; Investment Company and Variable Contract Products Principal

Jennifer Wheeler	Vice President, Chief Compliance Officer and Secretary; Investment Company and Variable Contract Products Principal

Shirley K. Williams	Assistant Vice President, Chief Financial Officer and Treasurer; Financial and Operations Principal

(c) The commissions received by American Fidelity Securities, Inc. in connection with Separate Account B in 2020 were $ 1,524,602, representing the 0.10% Distribution Fee, withdrawal charges and policy maintenance charge to the Registrant. It received no other compensation from or on behalf of the Registrant during the year.

ITEM 32.	LOCATION OF ACCOUNTS AND RECORDS

This information is included in the Registrant’s most recent report on Form N-CEN.

ITEM 33.	MANAGEMENT SERVICES

Not Applicable.

ITEM 34.	FEE REPRESENTATION

American Fidelity Assurance Company hereby represents that the fees and charges deducted under the policies described in the Prospectus, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by American Fidelity Assurance Company.

OTHER REPRESENTATIONS

American Fidelity Assurance Company hereby represents that it is relying upon a No-Action Letter issued to the American Council of Life Insurance dated November 28, 1988 (Commission ref. IP-6-88) and that the following provisions have been complied with:

1. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in each registration statement, including the prospectus, used in connection with the offer of the contract;

2. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in any sales literature used in connection with the offer of the contract;

3. Instruct sales representatives who solicit participants to purchase the contract specifically to bring the redemption restrictions imposed by Section 403(b)(11) to the attention of the potential participants;

4. Obtain from each plan participant who purchases a Section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the participant’s understanding of (1) the restrictions on redemption imposed by Section 403(b)(11), and (2) other investment alternatives available under the employer’s Section 403(b) arrangement to which the participant may elect to transfer his contract value.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness under Rule 485(b) of the Securities Act and has caused this Registration Statement to be signed on its behalf, in the City of Oklahoma City and State of Oklahoma on April 28, 2021.

AMERICAN FIDELITY SEPARATE ACCOUNT B (Registrant)
By:	American Fidelity Assurance Company (Depositor)

By:	s/Ronald J. Byrne
Ronald J. Byrne, Senior Vice President

AMERICAN FIDELITY ASSURANCE COMPANY (Depositor)

By:	s/Ronald J. Byrne
Ronald J. Byrne, Senior Vice President

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities set forth below as of April 28, 2021.

Signature

/s/Gregory S. Allen*	/s/Lynn Fritz*
Gregory S. Allen, Director	Lynn Fritz, Director

/s/John M. Bendheim*	/s/Caroline Ikard*
John M. Bendheim, Director	Caroline Ikard, Director

/s/Ronald J. Byrne*	/s/Paula Marshall*
Ronald J. Byrne, Senior Vice President	Paula Marshall, Director

/s/Lynda L. Cameron*	/s/Tom J. McDaniel*
Lynda L. Cameron, Director	Tom J. McDaniel, Director

/s/William M. Cameron*	/s/Stephen M. Prescott*
William M. Cameron, Chairman of the Board and Chief Executive Officer	Stephen M. Prescott, Director

/s/John Cassil*	/s/Jeanette Rice*
John Cassil, Senior Vice President, Chief Financial Officer and Treasurer (Principal Financial and Accounting Officer)	Jeanette Rice, President and Chief Operations Officer (Principal Executive Officer)

/s/William E. Durrett*	/s/Henry Sohn*
William E. Durrett, Senior Chairman of the Board and Director	Henry Sohn, Director

/s/Charles R. Eitel*
Charles R. Eitel, Director

/s/Theodore M. Elam*
Theodore M. Elam, Director

*By: /s/Christ Kenney
Chris Kenney, Attorney in fact, pursuant to the Power of Attorney filed herewith.

EXHIBIT INDEX

EXHIBIT NUMBER	DESCRIPTION	METHOD OF FILING

a	Resolution adopted by the Board of American Fidelity Assurance Company authorizing the establishment of the Separate Account.	Incorporated by reference

c	Amended and Restated Principal Underwriter’s Agreement dated July 10, 2006 between American Fidelity Assurance Company, on behalf of the Registrant, and American Fidelity Securities, Inc.	Incorporated by reference

c.1	First Amendment to Amended and Restated Principal Underwriter’s Agreement between American Fidelity Assurance Company, on behalf of the Registrant, and American Fidelity Securities, Inc. dated June 10, 2009.	Incorporated by reference

c.2	Second Amendment to Amended and Restated Principal Underwriter’s Agreement between American Fidelity Assurance Company, on behalf of the Registrant, and American Fidelity Securities, Inc., dated April 20, 2012.	Incorporated by reference

c.3	Third Amendment to Amended and Restated Principal Underwriter’s Agreement between American Fidelity Assurance Company, on behalf of the Registrant, and American Fidelity Securities, Inc. dated June 10, 2015.	Incorporated by reference

c.4	Fourth Amendment to Amended and Restated Principal Underwriter’s Agreement between American Fidelity Assurance Company, on behalf of the Registrant, and American Fidelity Securities, Inc. dated May 24, 2018.	Incorporated by reference

d.1	Flexible Premium Variable and Fixed Deferred Annuity.	Incorporated by reference

d.2	Loan Rider.	Incorporated by reference

d.3	403(b) Annuity Rider.	Incorporated by reference

d.4	Individual Retirement Annuity Rider.	Incorporated by reference

d.5	Flexible Premium Variable and Fixed Deferred Annuity (variable guaranteed minimum interest rate).	Incorporated by reference

d.6	403(b) Plan Loan Rider.	Incorporated by reference

d.7	403(b) Annuity Rider.	Incorporated by reference

e	Application Form.	Incorporated by reference

f.1	Articles of Incorporation of American Fidelity Assurance Company.	Incorporated by reference

f.2	Amended and Restated Bylaws of American Fidelity Assurance Company dated November 24, 1997.	Incorporated by reference

EXHIBIT NUMBER	DESCRIPTION	METHOD OF FILING

h.1	Fund Participation and Service Agreement dated August 19, 2014 by and among American Fidelity Assurance Company, on behalf of the Registrant, American Funds Distributors, Inc., American Funds Service Company, Capital Research and Management Company and the American Funds Insurance Series.	Incorporated by reference

h.1.1	Amendment No. 1 to Fund Participation and Service Agreement, dated November 14, 2017, by and between American Fidelity Assurance Company, on behalf of the Registrant, American Funds Distributors, Inc., American Funds Service Company, Capital Research and Management Company, and the American Funds Insurance Series.	Incorporated by reference

h.1.2	Rule 22c-2 Agreement dated September 12, 2014 between American Fidelity Assurance Company and American Funds Service Company.	Incorporated by reference

h.1.3	Business Agreement dated August 19, 2014 by and among American Fidelity Assurance Company, American Fidelity Securities, Inc., American Funds Distributors, Inc. and Capital Research and Management Company.	Incorporated by reference

h.3	Fund Participation Agreement dated May 13, 1997 between American Fidelity Assurance Company and each of Dreyfus Variable Investment Fund, The Dreyfus Sustainable U.S. Equity Portfolio, Inc. and Dreyfus Life and Annuity Index Fund, Inc. (d/b/a Dreyfus Stock Index Fund), as amended by Amendment thereto effective January 1, 1999.	Incorporated by reference

h.3.1	Amendment to Fund Participation Agreement dated May 13, 1997 between American Fidelity Assurance Company and each of Dreyfus Variable Investment Fund, The Dreyfus Sustainable U.S. Equity Portfolio, Inc. and Dreyfus Life and Annuity Index Fund, Inc. (d/b/a Dreyfus Stock Index Fund), dated March 1, 2001.	Incorporated by reference

h.3.2	Amendment to Fund Participation Agreement between American Fidelity Assurance Company and each of Dreyfus Variable Investment Fund, The Dreyfus Sustainable U.S. Equity Portfolio, Inc. and Dreyfus Life and Annuity Index Fund, Inc. (d/b/a Dreyfus Stock Index Fund) dated June 3, 2002.	Incorporated by reference

h.3.3	Amendment to Fund Participation Agreement between American Fidelity Assurance Company and each of Dreyfus Variable Investments Fund, Dreyfus Investment Portfolios, The Dreyfus Sustainable U.S. Equity Portfolio, Inc. and Dreyfus Stock Index Fund, Inc. (f/k/a/ “The Dreyfus Life and Annuity Index Fund (d/b/a Dreyfus Stock Index Fund)”) dated November 1, 2010.	Incorporated by reference

EXHIBIT NUMBER	DESCRIPTION	METHOD OF FILING

h.3.4	Amendment No. 5 to Fund Participation Agreement between American Fidelity Assurance Company and each of Dreyfus Variable Investment Fund, Dreyfus Investment Portfolios, The Dreyfus Sustainable U.S. Equity Portfolio, Inc. and Dreyfus Stock Index Fund, Inc. (f/k/a “The Dreyfus Life and Annuity Index Fund, Inc. (d/b/a Dreyfus Stock Index Fund)”) dated April 15, 2011.	Incorporated by reference

h.3.5	Amendment to Fund Participation Agreement between American Fidelity Assurance Company and each of Dreyfus Variable Investment Fund, Dreyfus Investment Portfolios, Dreyfus Stock Index Fund, Inc. (formerly known as “The Dreyfus Life and Annuity Index Fund, Inc. [d/b/a/ Dreyfus Stock Index Fund]”), and The Dreyfus Sustainable U.S. Equity Portfolio, Inc. (formerly known as “The Dreyfus Socially Responsible Growth Fund, Inc.) dated July 1, 2017.	Incorporated by reference

h.3.6	Agreement dated May 13, 1997 between American Fidelity Assurance Company and The Dreyfus Corporation.	Incorporated by reference

h.3.7	Amendment to the Agreement between The Dreyfus Corporation and American Fidelity Assurance Company dated January 1, 1999.	Incorporated by reference

h.3.8	Amendment No. 2 to the Agreement between the Dreyfus Corporation and American Fidelity Assurance Company Dated March 15, 2005.	Incorporated by reference

h.3.9	Amendment to Agreement by and between the Dreyfus Corporation and each of American Fidelity Assurance Company and American Fidelity Securities, Inc. dated November 1, 2010.	Incorporated by reference

h.3.10	Amendment to Agreement by and between The Dreyfus Corporation and each of American Fidelity Assurance Company and American Fidelity Securities, Inc. dated July 1, 2017.	Incorporated by reference

h.3.11	2006 Supplemental Agreement (22c-2 Agreement) dated October 1, 2006 by and between Dreyfus Service Corporation and American Fidelity Assurance Company.	Incorporated by reference

h.4	Participation Agreement among Vanguard Variable Insurance Fund and The Vanguard Group, Inc. and Vanguard Marketing Corporation and American Fidelity Assurance Company dated March 30, 2005.	Incorporated by reference

EXHIBIT NUMBER	DESCRIPTION	METHOD OF FILING

h.4.1	Amendment (22c-2 Agreement) to Participation Agreement dated July 12, 2006 by and among Vanguard Variable Insurance Fund, The Vanguard Group, Inc., Vanguard Marketing Corporation and American Fidelity Assurance Company.	Incorporated by reference

h.4.2	Second Amendment to Participation Agreement by and among Vanguard Variable Insurance Fund, The Vanguard Group, Inc., Vanguard Marketing Corporation and American Fidelity Assurance Company dated April 13, 2010.	Incorporated by reference

h.4.3	Amendments dated January 2, 2014 to Schedules A and B of Participation Agreement among Vanguard® Variable Insurance Fund, The Vanguard Group, Inc., Vanguard Marketing Corporation and American Fidelity Assurance Company dated March 30, 2005, as amended.	Incorporated by reference

h.5	Amended and Restated Investment Consultant Agreement between American Fidelity Assurance Company and InvesTrust Consulting, L.L.C. effective October 30, 2017.	Incorporated by reference

k	Opinion and Consent of Counsel.	Filed herewith

l.1	Consent of Independent Registered Public Accounting Firm (Deloitte).	Filed herewith

l.2	Consent of Independent Registered Public Accounting Firm (KPMG).	Filed herewith

x	Power of Attorney	Filed herewith

y	Relationship chart.	Incorporated by reference